1933 Act File No. 33-31602
                                          1940 Act File No. 811-5950

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.

    Post-Effective Amendment No.    16                              X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  17

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire,
Federated Investors Tower,
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X on September 30, 1995, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on September 15, 1995; or intends to file the Notice required by that Rule on or about ____________; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, DC  20037


CROSS-REFERENCE SHEET


    This Amendment to the Registration Statement of MONEY MARKET OBLIGATIONS TRUST, which consists of 6 portfolios, (1) Government Obligations Fund; (2) Prime Obligations Fund; (3) Tax-Free Obligations Fund, (4) Treasury Obligations Fund; (5) Automated Cash Management Trust, and (6) Government Obligations Tax-Managed Fund, relates only to Government Obligations Tax-Managed Fund, and is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page                    (1-6) Cover Page.
Item 2.     Synopsis                      (1-6) Summary of Fund Expenses;
                                          (1-6) Financial Highlights.
Item 3.     Condensed Financial
             Information                  (1-6) Performance Information.
Item 4.     General Description of
             Registrant                   (1-6) General Information; (1-6)
                                          Investment Information; (1-6)
                                          Investment Objective; (1-6)
                                          Investment Policies; (2,3, 6)
                                          Investment Risks; (1-6) Investment
                                          Limitations; Municipal Securities
                                          (3); (1-6) Regulatory Compliance.
Item 5.     Management of the Fund        (1-6) Trust Information; (1-6)
                                          Management of the Trust; (1-6)
                                          Distribution of Shares; (1-6)
                                          Administration of the Fund;
                                          Expenses of the Fund and
                                          Institutional Shares/Institutional
                                          Service Shares (6).
Item 6.     Capital Stock and Other
             Securities                   (1-6) Dividends; (1-6) Capital
                                          Gains; (1-6) Shareholder
                                          Information; (1-6) Voting Rights;
                                          (1-6) Massachusetts Partnership
                                          Law; (1-6) Federal Income Tax; (1-
                                          6) Pennsylvania Corporate and
                                          Personal Property Taxes.
Item 7.     Purchase of Securities Being
             Offered                      (1-6) Net Asset Value; (1-6)
                                          Investing in the Fund; (1-6) Share
                                          Purchases; (1-6) Minimum Investment
                                          Required; (1-6) Subaccounting
                                          Services; (1-6) Certificates and
                                          Confirmations; Retirement Plans
                                          (5).
Item 8.     Redemption or Repurchase      (1-6) Redeeming Shares; (1-6)
                                          Telephone Redemption; (1-6) By
                                          Mail; (1-6) Accounts with Low
                                          Balances.
Item 9.     Pending Legal Proceedings     None.
PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page                    (1-6) Cover Page.
Item 11.    Table of Contents             (1-6) Table of Contents.
Item 12.    General Information and
             History                      (1-6) About Federated Investors.
Item 13.    Investment Objectives and
             Policies                     (1-6) Investment Policies; (1-6)
                                          Investment Limitations.
Item 14.    Management of the Fund        (1-6) Money Market Obligations
                                          Trust Management.
Item 15.    Control Persons and Principal
             Holders of Securities        Not Applicable.
Item 16.    Investment Advisory and Other
             Services                     (1-6) Investment Advisory Services;
                                          (1-6) Fund Administration; (1-6)
                                          Shareholder Services Plan.
Item 17.    Brokerage Allocation          (1-6) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   (1-6) Not Applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities
             Being Offered                (1-6) Determining Net Asset Value;
                                          (1-6) Redemption in Kind.
Item 20.    Tax Status                    (1-6) The Fund's Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
             Data                         (1-4) Performance Information.
Item 23.    Financial Statements          Filed in Part A.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES
                                                                               2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       5
  Regulatory Compliance                                                        5

TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund                                                   7
  Expenses of the Fund and
     Institutional Shares                                                      7

NET ASSET VALUE                                                                8
------------------------------------------------------

INVESTING IN THE FUND                                                          8
------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  9
  Subaccounting Services                                                       9
  Certificates and Confirmations                                               9
  Dividends                                                                    9
  Capital Gains                                                                9

REDEEMING SHARES                                                               9
------------------------------------------------------

  By Mail                                                                     10
  Telephone Redemption                                                        10
  Accounts with Low Balances                                                  11

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------

  Voting Rights                                                               11
  Massachusetts Partnership Law                                               11

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  Pennsylvania Corporate and
     Personal Property Taxes                                                  12

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 21

------------------------------------------------------

ADDRESSES                                                                     22
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.00%
12b-1 Fee....................................................................              None
Total Other Expenses (after expense reimbursement)...........................             0.20%
  Shareholder Services Fee (after waiver)(2).................................    0.00%
     Total Operating Expenses(3).............................................             0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.85% absent the voluntary waivers of the management fee, a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.


  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


                     EXAMPLE                         1 year     3 years     5 years     10 years
-------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and
  (2) redemption at the end of each time
  period.........................................    $2         $6          $11         $26

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 21.

                                                                              PERIOD ENDED
                                                                            JULY 31, 1995(A)
                                                                            -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  1.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                             0.01
------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                         (0.01)
------------------------------------------------------------------------     -----------
NET ASSET VALUE, END OF PERIOD                                                   $  1.00
------------------------------------------------------------------------     -----------
TOTAL RETURN (B)                                                                    0.94%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                          0.20%(c)
------------------------------------------------------------------------
  Net investment income                                                             5.78%(c)
------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                  0.65%(c)
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $3,070
------------------------------------------------------------------------

(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and Federated funds are those mutual funds which are distributed by Federated Securities Corp. or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

     AGENCY MASTER DEMAND NOTES. The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7.

The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Administrative Services, a Delaware business trust, organized on June 14, 1990, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                  AVERAGE AGGREGATE
     MAXIMUM FEE                   DAILY NET ASSETS
---------------------    ------------------------------------
      .15  of 1%               on the first $250 million
      .125 of 1%               on the next $250 million
      .10  of 1%               on the next $250 million
      .075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.


INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of shares pay their allocable portion of Fund and Trust expenses.

The Trust expenses for which holders of shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.

The Fund expenses for which holders of shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.

At present, no expenses are allocated to Institutional Shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of shares as it deems appropriate ("class expenses"). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Trustees' fees incurred as a result of issues relating solely to shares.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 1:00 p.m., 4:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Tax-Managed Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.


BY MAIL. To purchase by mail, send a check made payable to Government Obligations Tax-Managed Fund--Institutional Shares to: Federated Services Company, Government Obligations Tax-Managed Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Tax-Managed Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Tax-Managed Fund--Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by insured mail with the written request to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 1:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 1:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Citizens Trust Co., Providence, RI, owned approximately 38,117,429 shares (84.29%) of the voting securities of the Fund's Institutional Shares; and Anderson & Co., Philadelphia, PA, owned approximately 76,759,107 shares (100%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


OTHER STATE AND LOCAL TAXES. To the extent permissible by federal and state law, the Fund is structured to provide shareholders with income that is exempt or excluded from taxation at the state and local level. Substantially all dividends paid to shareholders residing in certain states will be exempt or excluded from state income tax. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company such as the Fund that are attributable to interest on obligations of the U.S. Treasury and certain U.S. government agencies and instrumentalities are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. Shareholders should be aware of the application of their state and local tax laws to investments in the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and total return for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--100.2%
------------------------------------------------------------------------------------
$20,000,000    (a) Federal Farm Credit Bank Discount Note, 5.750%, 8/1/1995            $20,000,000
                   -----------------------------------------------------------------
 59,400,000    (b) Student Loan Marketing Association, 5.790%, 8/1/1995                 59,400,000
                   -----------------------------------------------------------------   -----------
                   TOTAL GOVERNMENT AGENCIES                                            79,400,000
                   -----------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                            $79,400,000
                   -----------------------------------------------------------------   -----------

(a) This issue shows the rate of discount at the time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($79,235,107) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements.)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $79,400,000
--------------------------------------------------------------------------------
Cash                                                                                    20,148
--------------------------------------------------------------------------------
Income receivable                                                                      211,661
--------------------------------------------------------------------------------
Deferred expenses                                                                       28,667
--------------------------------------------------------------------------------   -----------
     Total assets                                                                   79,660,476
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $367,554
----------------------------------------------------------------------
Accrued expenses                                                          57,815
----------------------------------------------------------------------  --------
     Total liabilities                                                                 425,369
--------------------------------------------------------------------------------   -----------
NET ASSETS for 79,235,107 shares outstanding                                       $79,235,107
--------------------------------------------------------------------------------   -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($3,070,142 / 3,070,142 shares outstanding)                                              $1.00
--------------------------------------------------------------------------------   -----------
Institutional Service Shares:
($76,164,965 / 76,164,965 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------   -----------

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JULY 31, 1995*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                 $734,661
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                      $ 24,484
-------------------------------------------------------------------------
Administrative personnel and services fee                                      26,329
-------------------------------------------------------------------------
Custodian fees                                                                  4,500
-------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                  1,988
-------------------------------------------------------------------------
Legal fees                                                                        248
-------------------------------------------------------------------------
Portfolio accounting fees                                                      12,750
-------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                    952
-------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                         29,653
-------------------------------------------------------------------------
Share registration costs                                                        1,833
-------------------------------------------------------------------------
Printing and postage                                                              496
-------------------------------------------------------------------------
Miscellaneous                                                                     390
-------------------------------------------------------------------------    --------
     Total expenses                                                           103,623
-------------------------------------------------------------------------
Deduct--
---------------------------------------------------------------
  Waiver of investment advisory fee                               $24,484
---------------------------------------------------------------
  Waiver of shareholder services fee -- Institutional Shares          952
---------------------------------------------------------------
  Reimbursement of other operating expenses                        23,511      48,947
---------------------------------------------------------------   -------    --------
          Net expenses                                                                     54,676
-------------------------------------------------------------------------------------    --------
               Net investment income                                                     $679,985
-------------------------------------------------------------------------------------    --------

*For the period from May 30, 1995 (date of initial public investment) to July
 31, 1995

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                PERIOD ENDED
                                                                               JULY 31, 1995*
                                                                               --------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                           $    679,985
----------------------------------------------------------------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------
Institutional Shares                                                                 (22,005)
----------------------------------------------------------------------------
Institutional Service Shares                                                        (657,980)
----------------------------------------------------------------------------   --------------
     Change in net assets resulting from distributions to shareholders              (679,985)
----------------------------------------------------------------------------   --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      95,754,802
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                               304,922
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (16,824,617)
----------------------------------------------------------------------------   --------------
     Change in net assets resulting from share transactions                       79,235,107
----------------------------------------------------------------------------   --------------
          Change in net assets                                                    79,235,107
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                        0
----------------------------------------------------------------------------   --------------
End of period                                                                   $ 79,235,107
----------------------------------------------------------------------------   --------------

*For the period from May 30, 1995 (date of initial public investment) to July
 31, 1995.

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein present only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $79,235,107.

Transactions in shares were as follows:

                                                                                PERIOD ENDED
                                                                               JULY 31, 1995*
                                                                               --------------
INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
Shares Sold                                                                       4,997,518
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        2
-----------------------------------------------------------------------------
Shares redeemed                                                                  (1,927,378)
-----------------------------------------------------------------------------  -------------
  Net change resulting from Institutional Shares transactions                     3,070,142
-----------------------------------------------------------------------------  -------------


*For the period from June 2, 1995 (date of initial public investment) to July
 31, 1995.

                                                                               PERIOD ENDED
                                                                              JULY 31, 1995**
                                                                              ---------------
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------
Shares Sold                                                                      90,757,284
----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  304,920
----------------------------------------------------------------------------
Shares redeemed                                                                 (14,897,239)
----------------------------------------------------------------------------  --------------
  Net change resulting from Institutional Service Shares transactions            76,164,965
----------------------------------------------------------------------------  --------------
     Net change resulting from share transactions                                79,235,107
----------------------------------------------------------------------------  --------------

**For the period from May 30, 1995 (date of initial public investment) to July
  31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Administrative Services ("FAS"), the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE--FAS, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
--------------------------------------------------------------------------------

received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $26,061 were initially borne by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following May 7, 1995 (the date the Fund first became effective). For the period ended July 31, 1995, the Fund paid $290 pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Tax-Managed Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995


ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Tax-Managed Fund
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Administrative Services            Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------

Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent & Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600

------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      GOVERNMENT OBLIGATIONS
                                      TAX-MANAGED FUND
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 60934N856
      G01140-01 (9/95)





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES
                                                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       5
  Regulatory Compliance                                                        5

TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund                                                   7
  Expenses of the Fund and
     Institutional Service Shares                                              7

NET ASSET VALUE                                                                8
------------------------------------------------------

INVESTING IN THE FUND                                                          8
------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  9
  Subaccounting Services                                                       9
  Certificates and Confirmations                                               9
  Dividends                                                                    9
  Capital Gains                                                                9

REDEEMING SHARES                                                               9
------------------------------------------------------

  By Mail                                                                     10
  Telephone Redemption                                                        10
  Accounts with Low Balances                                                  11

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------

  Voting Rights                                                               11
  Massachusetts Partnership Law                                               11

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  Pennsylvania Corporate and
     Personal Property Taxes                                                  12

OTHER CLASSES OF SHARES                                                       12
------------------------------------------------------

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS
                                                                              14
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS
                                                                              21
------------------------------------------------------

ADDRESSES                                                                     22
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.00%
12b-1 Fee....................................................................              None
Total Other Expenses (after expense reimbursement)...........................             0.45%
  Shareholder Services Fee...................................................    0.25%
     Total Operating Expenses(2).............................................             0.45%

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The total operating expenses would have been 0.85% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                              1 year  3 years 5 years 10 years
-------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period........    $5      $14    $25    $57

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 22.

                                                                                PERIOD ENDED
                                                                              JULY 31, 1995(A)
                                                                              ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 1.00
---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income                                                              0.01
---------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------
  Distributions from net investment income                                          (0.01)
---------------------------------------------------------------------------   -----------
NET ASSET VALUE, END OF PERIOD                                                     $ 1.00
---------------------------------------------------------------------------   -----------
TOTAL RETURN (B)                                                                     0.95%
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
  Expenses                                                                           0.45%(c)
---------------------------------------------------------------------------
  Net investment income                                                              5.55%(c)
---------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                   0.40%(c)
---------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $76,165
---------------------------------------------------------------------------

(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and Federated funds are those mutual funds which are distributed by Federated Securities Corp. or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

     AGENCY MASTER DEMAND NOTES. The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7.

The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Administrative Services, a Delaware business trust, organized on June 14, 1990, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                  AVERAGE AGGREGATE
     MAXIMUM FEE                   DAILY NET ASSETS
---------------------    ------------------------------------
      .15  of 1%               on the first $250 million
      .125 of 1%               on the next $250 million
      .10  of 1%               on the next $250 million
      .075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.


INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

Holders of shares pay their allocable portion of Fund and Trust expenses.

The Trust expenses for which holders of shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.

The Fund expenses for which holders of shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.

At present, the only expenses which are allocated specifically to Institutional Service Shares as a class are shareholder services fees. However, the Trustees reserve the right to allocate certain other expenses to holders of shares as it deems appropriate ("class expenses"). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and



Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Trustees' fees incurred as a result of issues relating solely to shares.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 1:00 p.m., 4:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Tax-Managed Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.


BY MAIL. To purchase by mail, send a check made payable to Government Obligations Tax-Managed Fund--Institutional Service Shares to: Federated Services Company, Government Obligations Tax-Managed Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Tax-Managed Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Tax-Managed Fund -- Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 1:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 1:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Citizens Trust Co., Providence, RI, owned approximately 38,117,429 shares (84.29%) of the voting securities of the Fund's Institutional Shares; and Anderson & Co., Philadelphia, PA, owned approximately 76,759,107 shares (100%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


OTHER STATE AND LOCAL TAXES. To the extent permissible by federal and state law, the Fund is structured to provide shareholders with income that is exempt or excluded from taxation at the state and local level. Substantially all dividends paid to shareholders residing in certain states will be exempt or excluded from state income tax. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company such as the Fund that are attributable to interest on obligations of the U.S. Treasury and certain U.S. government agencies and instrumentalities are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. Shareholders should be aware of the application of their state and local tax laws to investments in the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are not accruing shareholder services fees.


Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and total return for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
GOVERNMENT AGENCIES--100.2%
---------------------------------------------------------------------------------
$20,000,000    (a) Federal Farm Credit Bank Discount Note, 5.750%, 8/1/1995         $   20,000,000
                   --------------------------------------------------------------
 59,400,000    (b) Student Loan Marketing Association, 5.790%, 8/1/1995                 59,400,000
                   --------------------------------------------------------------   --------------
                   TOTAL GOVERNMENT AGENCIES                                            79,400,000
                   --------------------------------------------------------------   --------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                         $   79,400,000
                   --------------------------------------------------------------   --------------

(a) This issue shows the rate of discount at the time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($79,235,107) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $79,400,000
--------------------------------------------------------------------------------
Cash                                                                                    20,148
--------------------------------------------------------------------------------
Income receivable                                                                      211,661
--------------------------------------------------------------------------------
Deferred expenses                                                                       28,667
--------------------------------------------------------------------------------   -----------
     Total assets                                                                   79,660,476
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $367,554
----------------------------------------------------------------------
Accrued expenses                                                          57,815
----------------------------------------------------------------------  --------
     Total liabilities                                                                 425,369
--------------------------------------------------------------------------------   -----------
NET ASSETS for 79,235,107 shares outstanding                                       $79,235,107
--------------------------------------------------------------------------------   -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($3,070,142 / 3,070,142 shares outstanding)                                              $1.00
--------------------------------------------------------------------------------   -----------
Institutional Service Shares:
($76,164,965 / 76,164,965 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------   -----------

(See Notes which are an integral part of the Financial Statements)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JULY 31, 1995*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                 $734,661
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                      $ 24,484
-------------------------------------------------------------------------
Administrative personnel and services fee                                      26,329
-------------------------------------------------------------------------
Custodian fees                                                                  4,500
-------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                  1,988
-------------------------------------------------------------------------
Legal fees                                                                        248
-------------------------------------------------------------------------
Portfolio accounting fees                                                      12,750
-------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                    952
-------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                         29,653
-------------------------------------------------------------------------
Share registration costs                                                        1,833
-------------------------------------------------------------------------
Printing and postage                                                              496
-------------------------------------------------------------------------
Miscellaneous                                                                     390
-------------------------------------------------------------------------    --------
     Total expenses                                                           103,623
-------------------------------------------------------------------------
Deduct--
---------------------------------------------------------------
  Waiver of investment advisory fee                               $24,484
---------------------------------------------------------------
  Waiver of shareholder services fee -- Institutional Shares          952
---------------------------------------------------------------
  Reimbursement of other operating expenses                        23,511      48,947
---------------------------------------------------------------   -------    --------
     Net expenses                                                                          54,676
-------------------------------------------------------------------------------------    --------
          Net investment income                                                          $679,985
-------------------------------------------------------------------------------------    --------

*For the period from May 30, 1995 (date of initial public investment) to July
 31, 1995

(See Notes which are an integral part of the Financial Statements)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                PERIOD ENDED
                                                                               JULY 31, 1995*
                                                                               --------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                           $    679,985
----------------------------------------------------------------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------
Institutional Shares                                                                 (22,005)
----------------------------------------------------------------------------
Institutional Service Shares                                                        (657,980)
----------------------------------------------------------------------------   --------------
     Change in net assets resulting from distributions to shareholders              (679,985)
----------------------------------------------------------------------------   --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      95,754,802
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                               304,922
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (16,824,617)
----------------------------------------------------------------------------   --------------
     Change in net assets resulting from share transactions                       79,235,107
----------------------------------------------------------------------------   --------------
          Change in net assets                                                    79,235,107
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                        0
----------------------------------------------------------------------------   --------------
End of period                                                                   $ 79,235,107
----------------------------------------------------------------------------   --------------

*For the period from May 30, 1995 (date of initial public investment) to July
 31, 1995.

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein present only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
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(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $79,235,107. Transactions in shares were as follows:

                                                                                PERIOD ENDED
                                                                               JULY 31, 1995*
                                                                               --------------
INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
Shares Sold                                                                       4,997,518
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        2
-----------------------------------------------------------------------------
Shares redeemed                                                                  (1,927,378)
-----------------------------------------------------------------------------  -------------
  Net change resulting from Institutional Shares transactions                     3,070,142
-----------------------------------------------------------------------------  -------------


*For the period from June 2, 1995 (date of initial public investment) to July
 31, 1995.

                                                                               PERIOD ENDED
                                                                              JULY 31, 1995**
                                                                              ---------------
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------
Shares Sold                                                                      90,757,284
----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  304,920
----------------------------------------------------------------------------
Shares redeemed                                                                 (14,897,239)
----------------------------------------------------------------------------  --------------
  Net change resulting from Institutional Service Shares transactions            76,164,965
----------------------------------------------------------------------------  --------------
     Net change resulting from share transactions                                79,235,107
----------------------------------------------------------------------------  --------------

**For the period from May 30, 1995 (date of initial public investment) to July
  31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Administrative Services ("FAS"), the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE--FAS, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
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SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $26,061 were initially borne by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following May 7, 1995 (the date the Fund first became effective). For the period ended July 31, 1995, the Fund paid $290 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
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To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Tax-Managed Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995


ADDRESSES
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Government Obligations Tax-Managed Fund
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
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Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
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Investment Adviser
                Federated Administrative Services            Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
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Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
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Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600

------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------


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                                      GOVERNMENT OBLIGATIONS
                                      TAX-MANAGED FUND
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 60934N849
      G01140-02 (9/95)




GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Combined Statement of Additional Information










    This Combined Statement of Additional Information should be read with the prospectuses of Government Obligations Tax-Managed Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.

    FEDERATED INVESTORS TOWER
    PITTSBURGH, PA 15222-3779

    Statement dated September 30, 1995


Federated Securities Corp.
Distributor
A subsidiary of Federated
Investors
INVESTMENT POLICIES                     1
 Acceptable Investments                1
 When-Issued and Delayed
   Delivery Transactions                1
 Reverse Repurchase Agreements         1
INVESTMENT LIMITATIONS                  1

BROKERAGE TRANSACTIONS                  3
Money Market Obligations Trust
 Mangement                             3
 Share Ownership                       7
 Trustees Compensation                 8
 Trustee Liability                     8
INVESTMENT ADVISORY SERVICES            9
 Investment Adviser                    9
 Advisory Fees                         9
Fund Administration                     9
SHAREHOLDER SERVICES AGREEMENT          9
DETERMINING NET ASSET VALUE            10
REDEMPTION IN KIND                     10
THE FUND'S TAX STATUS                  10
PERFORMANCE INFORMATION                11
 Yield                                11
 Effective Yield                      11
 Total Return                         11
 Performance Comparisons              11

ABOUT FEDERATED INVESTORS              12
 Mutual Fund Market                   12
 Institutional                        12
 Trust Organizations                  12
 Broker/Dealers and
   Bank Broker/Dealer
   Subsidiaries                        12

INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
INVESTMENT LIMITATIONS
   Selling Short and Buying on Margin
      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
   Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or Declaration of Trust.
   Investing in Commodities
      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
   Investing in Real Estate
      The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   Underwriting
      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   Concentration of Investments
      The Fund will not invest 25% or more of the value of its total assets in any one industry. The U.S. government is not considered to be an industry.
   Diversification of Investments
      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval.
The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   Investing in Restricted Securities
      The Fund will not invest in securities subject to restrictions on resale under federal securities law.
   Investing in Illiquid Securities
      The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
   Investing in Securities of Other Investment Companies
      The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
   Investing in New Issuers
      The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
   Investing for Control
      The Fund will not invest in securities of a company for the purpose of exercising control or management.
   Investing in Issuers Whose Securities are Owned by Officers of the
   Fund
      The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
   Investing in Options
      The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
   Investing in Minerals
      The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

MONEY MARKET OBLIGATIONS TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Rese
Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or
Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of Fund: Citizens Trust Co., Providence, RI, owned approximately 38,117,429 shares (84.29%); and Santa Monica Bank, Santa Monica, CA, owned approximately 4,426,000 shares (9.79%).
As of September 6, 1995 the following shareholder of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:
Anderson & Co., Philadelphia, PA, owned approximately 76,759,107 shares
(100%).
Trustees COMPENSATION

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST                  TRUST*#               FROM FUND COMPLEX +

John F. Donahue         $0                $0 for the Trust  and
Chairman and Trustee                      68 other investment companies in the
Fund Complex
Thomas G. Bigley        $3,078            $20,688 for the Trust  and
Trustee                                   49 other investment companies in the
Fund Complex
John T. Conroy, Jr.     $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
William J. Copeland     $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
J. Christopher Donahue  $0                $0 for the Trust  and
President and Trustee                     14 other investment companies in the
Fund Complex
James E. Dowd           $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D. $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr. $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Peter E. Madden         $2,978            $90,563 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Gregor F. Meyer         $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
John E. Murray, Jr.,    $863              $0 for the Trust  and
Trustee                                   64  other investment companies in the
Fund Complex
Wesley W. Posvar        $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Marjorie P. Smuts       $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex

*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Administrative Services. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Administrative Services receives an annual investment advisory fee as described in the prospectus. For the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the adviser earned $24,484, all of which was waived.

   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the period from May 30, 1995 (date of initial public investment) to July 31, 1995, Federated Administrative Services earned $26,329.

SHAREHOLDER SERVICES AGREEMENT

With respect to both the Institutional Shares and Institutional Service Shares of the Fund, the Trust has adopted a Shareholder Services Agreement. This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the Fund's Institutional Service Shares paid shareholder services fees in the amount of $29,653, all of which were paid to financial institutions.
For the period from June 2, 1995 (date of initial public investment) to July 31, 1995, the Fund's Institutional Shares paid shareholder services fees in the amount of $952, all of which were waived.

Custodian and Portfolio Recordkeeper. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code, as amended, and the regulations issued thereunder as in effect on the date of this Combined Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have retroactive effect with respect to the transactions contemplated herein.
Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. It is anticipated that the ordinary income dividends paid by the Fund from net investment income will be exempt from state and local personal and, in some cases, corporate income taxes in many states. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting their investment in the Fund. PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended July 31, 1995, the yields for Institutional Shares and Institutional Service Shares were 5.59% and 5.34%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1995, the effective yields for Institutional Shares and Institutional Service Shares were 5.74% and 5.48%, respectively.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Cumulative total return reflects the Fund's total performance over a specific period of time. The cumulative total return for the Fund's Institutional Service Shares and Institutional Shares for the period from May 30, 1995 (date of initial public investment) through July 31, 1995, was .95% and .94%, respectively. This total return is representative of only two months of activity since the date of initial public investment.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
oSALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
oDISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


*Source:  Investment Company Institute
60934N856
60934N849
G01140-03 (9/95)




    Automated Cash Management Trust
    (A Portfolio of Money Market Obligations Trust)

Prospectus

The shares of Automated Cash Management Trust (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to provide stability of principal and current income consistent with stability of principal.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF any bank, ARE NOT ENDORSED OR GUARANTEED BY any bank AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated September 30, 1995
Table of Contents will be
generated when document is
complete.

SUMMARY OF FUND EXPENSES
FINANCIAL HIGHLIGHTS
GENERAL INFORMATION
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $25,000 within a 90-day period is required
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION
INVESTMENT OBJECTIVE
The investment objective of the Fund is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 13 months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may not be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. Acceptable Investments. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
        o instruments of foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits
          ("ETDs");
        o commercial paper rated A-1 by Standard and Poor's Ratings Group, Prime -1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper;
        o marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and
        o repurchase agreements.
The Fund invests only in instruments denominated and payable in U.S.
dollars.
Ratings. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."
Repurchase Agreements. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees. When-Issued and Delayed Delivery Transactions. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. In when-issues and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including restricted securities and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets. Certain instruments in which the Fund may invest, such as ETD's and repurchase agreements with maturities of more than seven days, could be considered illiquid.
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. As a matter of operating policy, the Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
Other Investment Techniques
Credit Enhancement.   Certain of the Fund's acceptable investments may
be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.
Demand Features. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement. INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund. INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders. Trust INFORMATION
MANAGEMENT OF THE Trust
Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
Investment Adviser. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
          Advisory Fees. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
          Adviser's Background. Federated Management, a Delaware business trust, organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
          Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.
DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
Shareholder Services Agreement. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.
Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
Supplemental Payments To Financial Institutions. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser or its affiliates and not the Fund.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
ADMINISTRATION OF THE FUND
Administrative Services. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:
            Maximum Fee             Average Aggregate Daily Net Assets
            .15 of 1%                  on the first $250 million
            .125 of 1%                 on the next $250 million
            .10 of 1%                  on the next $250 million
            .075 of 1%                 on assets in excess of $750
million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee. Custodian. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.
Transfer Agent and Dividend Disbursing Agent. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.
Independent Public Accountants. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
NET ASSET VALUE
The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
INVESTING IN THE FUND
SHARE PURCHASES
Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.
By Wire. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows:
Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Automated Cash Management Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.
By Mail. To purchase by mail, send a check made payable to Automated Cash Management Trust to: Federated Services Company, Automated Cash Management Trust, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.
     Automatic Investments.   Investors may establish accounts with
     their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.
SUBACCOUNTING SERVICES
Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.
CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.
Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month. DIVIDENDS
Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.
CAPITAL GAINS
The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
Retirement Plans
Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details contact Federated Securities Corp. and consult a tax adviser.
REDEEMING SHARES
Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
BY MAIL
Shares may be redeemed by sending a written request to: Automated Cash Management Trust, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Automated Cash Management Trust; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail. If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd floor, North Quincy, MA 02171.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
   o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;
   o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
   o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
The Fund does not accept signatures guaranteed by a notary public.
The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
By Writing a Check. At the shareholder's request, State Street Bank and Trust Company or Federated Services Company will establish a checking account for redeeming shares. For further information, contact Federated Services Company.
With this checking account, shares may be redeemed by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. A shareholder may obtain cash by negotiating the check through the shareholder's local bank. Checks should never be made payable or sent to State Street Bank and Trust Company or Federated Services Company to redeem shares. Cancelled checks are sent to the shareholder each month.
TELEPHONE REDEMPTION
Shares may be redeemed in minimum amounts of $1,000 by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.
If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time).
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions.
Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
SHAREHOLDER INFORMATION
VOTING RIGHTS
Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX INFORMATION
FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.
PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES
In the opinion of Houston, Houston, & Donnelly, counsel to the Trust:
   o the Fund is not subject to Pennsylvania corporate or personal property taxes; and
   o Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
Other State and Local Taxes. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION
From time to time, the Fund advertises its yield and effective yield. Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
ADDRESSES
     Money Market Obligations Trust
                                         Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

     Distributor
           Federated Securities Corp.    Federated Investors Tower
                                         Pittsburgh, PA  15222-3779

     Investment Adviser
           Federated Management          Federated Investors Tower
                                         Pittsburgh, PA   15222-3779

     Custodian
           State Street Bank and Trust Company
                                         P.O. Box 8600
                                         Boston, MA  02266-8600

     Transfer Agent and Dividend Disbursing Agent
           Federated Services Company    P.O. Box 8600
                                          Boston, MA  02266-8600

     Independent Public Accountants
           Arthur Andersen LLP           2100 One PPG Place
                                         Pittsburgh, PA  15222




                                             Automated Cash Management Trust

                                             PROSPECTUS

                                      A Diversified Portfolio of  Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                         Prospectus dated September 30, 1995



    FEDERATED SECURITIES CORP.

    Distributor
    A subsidiary of Federated
    Investors
    Federated Investors Tower
    Pittsburgh, PA  15222-3779
    Cusip 052903101
    G00554-01 (9/95)




AUTOMATED CASH MANAGEMENT TRUST

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
Statement of Additional Information










    This Statement of Additional Information should be read with the prospectus of Automated Cash Management Trust (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PA 15222-3779
    Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of Federated
Investors
FUND HISTORY                            1
INVESTMENT POLICIES                     1
 Acceptable Investments                1
 Bank Instruments                      1
 U.S. Government Obligations           1
 When-Issued and Delayed
   Delivery Transactions                1
 Repurchase Agreements                 1
 Reverse Repurchase Agreements         2
INVESTMENT LIMITATIONS                  2
Brokerage Transactions                  4
Money Market Obligations Trust
 Mangement                             4
 Share Ownership                       8
 Trustees Compensation                 9
 Trustee Liability                     9
INVESTMENT ADVISORY SERVICES            9
 Investment Adviser                    9
 Advisory Fees                        10
FUND ADMINISTRATION                    10
SHAREHOLDER SERVICES AGREEMENT         10
DETERMINING NET ASSET VALUE            11
REDEMPTION IN KIND                     11
THE FUND'S TAX STATUS                  11
PERFORMANCE INFORMATION                11
 Yield                                11
 Effective Yield                      12
 Total Return                         12
 Performance Comparisons              12
ABOUT FEDERATED INVESTORS              12
 Mutual Fund Market                   13
 Institutional                        13
 Trust Organizations                  13
 Broker/Dealers and
   Bank Broker/Dealer
   Subsidiaries                        13
Fund History
Effective July 30, 1994, Automated Cash Management Trust was reorganized into an investment portfolio of Money Market Obligations Trust. The Trust is registered under the Investment Company Act of 1940, as amended as an open-end, management investment company. The Trust consists of six diversified portfolios.
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature. BANK INSTRUMENTS
The instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
U.S. Government Obligations
The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:
   o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
   o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.
Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:
   o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   o the credit of the agency or instrumentality.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
INVESTMENT LIMITATIONS
   Selling Short and Buying on Margin
      The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
   Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.
   Investing in Commodities, Minerals, or Real Estate
      The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor interests.
   Underwriting
      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
   Concentration of Investments
      The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.
   Acquiring Securities
      The Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.
   Diversification of Investments
      The Fund will not purchase securities issued by any
      one issuer having a value of more than 5% of the value
      of its total assets except cash or cash items,
      repurchase agreements, and U.S. government
      obligations.
   Investing in Restricted Securities
      The Fund will not invest in securities which are subject to restrictions on resale under federal securities laws except that the Fund may invest up to 10% of its net assets in high quality securities subject to such restrictions. This limitation is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.
   Investing in New Issuers
      The Fund will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.
   Investing in Options
      The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
   Investing in Issuers Whose Securities are Owned by Officers and
   Trustees
      The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
The above limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   Investing in Illiquid Securities
      The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended April 30, 1995, 1994 and 1993, and for the period from April 30, 1995 to July 31, 1995, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President
President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Stephens Inc., Little Rock, AR, owned approximately 113.462,732 shares (9.50%); State Street Bank and Trust, North Quincy, MA, owned approximately 67,578,920 shares (5.66%); and BHC Securities Inc., Philadelphia, PA, owned approximately 60,303,018 shares (5.05%).
Trustees COMPENSATION

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST                  TRUST*#               FROM FUND COMPLEX +

John F. Donahue         $0                $0 for the Trust  and
Chairman and Trustee                      68 other investment companies in the
Fund Complex
Thomas G. Bigley        $3,078            $20,688 for the Trust  and
Trustee                                   49 other investment companies in the
Fund Complex
John T. Conroy, Jr.     $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
William J. Copeland     $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
J. Christopher Donahue  $0                $0 for the Trust  and
President and Trustee                     14 other investment companies in the
Fund Complex
James E. Dowd           $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D. $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr. $5,840            $117,202 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Peter E. Madden         $2,978            $90,563 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Gregor F. Meyer         $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
John E. Murray, Jr.,    $863              $0 for the Trust  and
Trustee                                   64  other investment companies in the
Fund Complex
Wesley W. Posvar        $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex
Marjorie P. Smuts       $4,306            $106,460 for the Trust  and
Trustee                                   64 other investment companies in the
Fund Complex

*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of
Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended April 30, 1995, 1994 and 1993, and for the period from April 30, 1995 to July 31, 1995, the adviser earned $5,173,695, $5,207,744,
$6,173,392 and $1,348,977, of which $3,374,156, $724,909, $488,070 and
$1,049,124 were waived.
   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc., may hereinafter collectively be referred to as, the "Administrators".) For the fiscal year ended April 30, 1995, and for the period from April 30, 1995 to July 31, 1995, Federated Administrative Services earned $783,297 and $204,235, respectively. For the fiscal year ended April 30, 1994, the Administrators collectively earned $721,387. For the fiscal year ended April 30, 1993, Federated Administrative Services, Inc., earned $649,911. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services. SHAREHOLDER SERVICES AGREEMENT
This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended April 30, 1995, and for the period from April 30, 1995 to July 31, 1995, the Fund paid shareholder services fees in the amount of $2,483,374 and $674,489, respectively, all of which were paid to financial institutions.
Custodian and Portfolio Recordkeeper. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year. PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended July 31, 1995, was
5.42%.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended July 31, 1995, was 5.57%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-, five- and ten-year periods ended April 30, 1995, were 5.31%, 4.53%, and 5.99%, respectively.
Cumulative total return reflects the Fund's total performance over a specific period of time. The cumulative total return for the Fund for the period from April 30, 1995 through July 31, 1995 was 1.42%. This total return is representative of only three months of activity since the Fund changed its fiscal year end.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor.
The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.




*Source:  Investment Company Institute

60934N849
G01140-03 (9/95)



GOVERNMENT OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST )
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
Combined Statement of Additional Information










    This Combined Statement of Additional Information should be read with the prospectuses of Government Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.
    Federated Investors Tower
    Pittsburgh, PA 15222-3779
    Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of
Federated Investors
INVESTMENT POLICIES                     1
 Acceptable Investments                1
 When-Issued and Delayed
   Delivery Transactions                1
 Repurchase Agreements                 1
 Reverse Repurchase Agreements         1
 Lending of Portfolio Securities       1
INVESTMENT LIMITATIONS                  2
BROKERAGE TRANSACTIONS                  3
MONEY MARKET OBLIGATIONS TRUST
MANAGEMENT                              4
 Share Ownership                       8
 Trustees Compensation                 8
 Trustee Liability                     9
INVESTMENT ADVISORY SERVICES            9
 Investment Adviser                    9
 Advisory Fees                         9
FUND ADMINISTRATION                    10
SHAREHOLDER SERVICES AGREEMENT         10
DETERMINING NET ASSET VALUE            10
REDEMPTION IN KIND                     11
THE FUND'S TAX STATUS                  11
PERFORMANCE INFORMATION                11
 Yield                                11
 Effective Yield                      11
 Total Return                         11
 Performance Comparisons              12
ABOUT FEDERATED INVESTORS              12
 Mutual Fund Market                   12
 Institutional                        12
 Trust Organizations                  13
 Broker/Dealers and Bank
   Broker/Dealer Subsidiaries          13
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. INVESTMENT LIMITATIONS
Selling Short and Buying on Margin
   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
Issuing Senior Securities and Borrowing Money
   The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
   The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
Pledging Assets
   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
Lending Cash or Securities
   The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies, and limitations or Declaration of Trust.
Investing in Commodities
   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
Investing in Real Estate
   The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
Underwriting
   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
Concentration of Investments
   The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
Diversification of Investments
   With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer
   (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval.
The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Investing in Restricted Securities
   The Fund will not invest in securities subject to restrictions on resale under federal securities law.
Investing in Illiquid Securities
   The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
Investing in Securities of Other Investment Companies
   The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
Investing in New Issuers
   The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
Investing for Control
   The Fund will not invest in securities of a company for the purpose of exercising control or management.
Investing in Issuers Whose Securities are Owned by Officers of the Trust
   The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's investment adviser owning individually more than .50 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
Investing in Options
   The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
Investing in Minerals
   The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1995, 1994, and 1993 the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate: March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate: January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938
Executive Vice President and Secretary
Federat
Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money
Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Var & Co., St. Paul, MN, owned approximately 145,337,049 shares (7.68%); Palm Beach County, West Palm Beach, FL, owned approximately 134,986,805 shares (7.13%); First NH Investment Services, Concord, NH, owned approximately 127,181,075 shares (6.72%); Mertru and Company, Muncie, IN, owned approximately 102,435,426 shares (5.41%); and COM II, Jersey City, NJ, owned approximately 99,374,772 shares (5.25%).
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:
Putnam Trust Company, Greenwich, CT, owned approximately 118,529,400 shares (34.82%); Basaba & Co., Bangor, ME, owned approximately
21,199,729 shares (6.23%); and Shakopee Mdewakanton Sioux, Prior Lake, MN, owned approximately 18,175,931 shares (5.34%).
TRUSTEES COMPENSATION

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST                  TRUST*#               FROM FUND COMPLEX +

John F. Donahue         $0                $0 for the Trust and
Chairman and Trustee                      68 other investment companies in the
Fund Complex
Thomas G. Bigley        $3,078            $20,688 for the Trust and
Trustee                                   49 other investment companies in the
Fund Complex
John T. Conroy, Jr.     $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
William J. Copeland     $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
J. Christopher Donahue  $0                $0 for the Trust and
President and Trustee                     14 other investment companies in the
Fund Complex
James E. Dowd           $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D. $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr. $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Peter E. Madden         $2,978            $90,563 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Gregor F. Meyer         $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
John E. Murray, Jr.,    $863              $0 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Wesley W. Posvar        $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Marjorie P. Smuts       $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex

*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994 and 1993, the adviser earned $2,842,786, $1,348,444, and $1,343,686, respectively, of which $2,063,842, $990,717, and $768,184, respectively, were waived.

   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended July 31, 1995, Federated Administrative Services earned $1,075,995. For the fiscal year ended July 31, 1994, the Administrators collectively earned $483,421. For the fiscal year ended July 31, 1993, Federated Administrative Services, Inc., earned $377,706. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.

SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1995, the Fund paid shareholder service fees in the amount of $369,663 pursuant to the Shareholder Services Plan on behalf of Institutional Service Shares, all of which was paid to financial institutions.

Custodian and Portfolio Recordkeeper.   State Street Bank and Trust
Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended July 31, 1995, the yield for Institutional Shares was 5.72%. For the seven-day period ended July 31, 1995, the yield for Institutional Service Shares was 5.47%.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1995, the effective yield for Institutional Shares was 5.88%. For the seven-day period ended July 31, 1995, the effective yield for Institutional Service Shares was 5.62%.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended July 31, 1995, the average annual total return was 5.31% for Institutional Service Shares.

Prior to the creation of separate classes of shares, for the one-year and five-year periods ended July 31,1995 and for the period from March 30, 1990 (start of performance) to July 31, 1995, the average annual total returns were 5.57%, 4.81%, and 5.04%, respectively, for Institutional Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
   o DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute

Cusip 60934N104
Cusip 60934N807
9110204B (9/95)




PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST )
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
Combined Statement of Additional Information










    This Combined Statement of Additional Information should be read with the prospectuses of Prime Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PA 15222-3779
    Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of
Federated Investors
INVESTMENT POLICIES                     1
 Bank Instruments                      1
 When-Issued and Delayed
   Delivery Transactions                1
 Repurchase Agreements                 1
 Reverse Repurchase Agreements         1
 U.S. Government Securities            1
 Lending of Portfolio Securities       2
INVESTMENT LIMITATIONS                  2
BROKERAGE TRANSACTIONS                  3
MONEY MARKET OBLIGATIONS TRUST
MANAGEMENT                              4
 Share Ownership                       8
 Trustees Compensation                 8
 Trustee Liability                     9
INVESTMENT ADVISORY SERVICES            9
 Investment Adviser                    9
 Advisory Fees                         9
FUND ADMINISTRATION                    10
SHAREHOLDER SERVICES AGREEMENT         10
DETERMINING NET ASSET VALUE            10
REDEMPTION IN KIND                     11
THE FUND'S TAX STATUS                  11
PERFORMANCE INFORMATION                11
 Yield                                11
 Effective Yield                      11
 Total Return                         11
 Performance Comparisons              12
ABOUT FEDERATED INVESTORS              12
 Mutual Fund Market                   12
 Institutional                        12
 Trust Organizations                  13
 Broker/Dealers and
   Bank Broker/Dealer
   Subsidiaries                        13
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
BANK INSTRUMENTS
The instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are
U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
   o the full faith and credit of the U.S. Treasury;
   o the issuer's right to borrow from the U.S. Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   o the credit of the agency or instrumentality issuing the
      obligations.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. INVESTMENT LIMITATIONS
Selling Short and Buying on Margin
   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
Issuing Senior Securities and Borrowing Money
   The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
   The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
Pledging Assets
   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
Lending Cash or Securities
   The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by its investment objective, policies, and limitations or Declaration of Trust.
Investing in Commodities and Real Estate
   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
Underwriting
   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
Concentration of Investments
   The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund will generally invest 25%
   or more of the value of its total assets in the commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.
Diversification of Investments
   With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
Investing in Restricted Securities
   The Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4 (2) of the Securities Act of 1933.
The above limitations cannot be changed without shareholder approval.
The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Investing in Illiquid Securities
   The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
Investing in Securities of Other Investment Companies
   The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
Investing in New Issuers
   The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
Investing for Control
   The Fund will not invest in securities of a company for the purpose of exercising control or management.
Investing in Issuers Whose Securities are Owned by Officers of the Trust
   The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's investment adviser owning individually more than .50 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
Investing in Options
   The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
Investing in Minerals
   The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1995, 1994, and 1993 the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate: March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932
Trustee
o
of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate: January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money
Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Anderson & Co., Philadelphia, PA, owned approximately 23,680,952 shares (5.77%);
and Peoples Bank, Bridgeport, CT, owned approximately 149,257,858 shares
(36.35%).
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:
Society National Bank, Cleveland, OH, owned approximately 174,935,737 shares (6.34%); and Var & Co., St. Paul, MN, owned approximately 252,541,288 shares (9.15%).
TRUSTEES COMPENSATION

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST                  TRUST*#               FROM FUND COMPLEX +

John F. Donahue         $0                $0 for the Trust and
Chairman and Trustee                      68 other investment companies in the
Fund Complex
Thomas G. Bigley        $0                $20,688 for the Trust and
Trustee                                   49 other investment companies in the
Fund Complex
John T. Conroy, Jr.     $6,147            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
William J. Copeland     $6,147            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
J. Christopher Donahue  $0                $0 for the Trust and
President and Trustee                     14 other investment companies in the
Fund Complex
James E. Dowd           $6,147            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D. $5,449            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr. $6,147            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Peter E. Madden         $5,449            $90,563 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Gregor F. Meyer         $5,449            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
John E. Murray, Jr.,    $0                $0 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Wesley W. Posvar        $5,449            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Marjorie P. Smuts       $5,449            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex

*Information is furnished for the fiscal year ended July 31, 1994.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994 and 1993, the adviser earned $4,370,903, $2,368,688, and $2,033,502, respectively, of which $2,828,160,
$1,615,921, and $955,268, respectively, were waived.

   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended July 31, 1995, Federated Administrative Services earned $1,654,387. For the fiscal year ended July 31, 1994, the Administrators collectively earned $762,145. For the fiscal year ended July 31, 1993, Federated Administrative Services, Inc., earned $455,288. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
SHAREHOLDER SERVICES AGREEMENT
This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1995, the Fund paid shareholder service fees in the amount of $554,723 pursuant to the Shareholder Services Plan on behalf of Institutional Service Shares, all of which was paid to financial institutions.
Custodian and Portfolio Recordkeeper. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended July 31, 1995, the yield for Institutional Shares was 5.76%. For the seven-day period ended July 31, 1995, the yield for Institutional Service Shares was 5.51%.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1995, the effective yield for Institutional Shares was 5.92%. For the seven-day period ended July 31, 1995, the effective yield for Institutional Service Shares was 5.66%.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year period ended July 31, 1995 and for the period from July 5, 1994 (date of initial public offering) through July 31, 1995, the average annual total returns were 5.38% and 5.31%, respectively, for Institutional Service Shares.
Prior to the creation of separate classes of shares, for the one-year and five-year periods ended July 31,1995 and for the period from May 26, 1990 (start of performance) to July 31, 1995, the average annual total returns were 5.65%, 4.87%, and 5.10%, respectively, for Institutional Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o BANK RATE MONITORC NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute

Cusip 60934N708
Cusip 60934N203
9110205B (9/95)




TREASURY OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST )
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
Combined Statement of Additional Information










    This Combined Statement of Additional Information should be read with the prospectuses of Treasury Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PA 15222-3779
    Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of
Federated Investors
INVESTMENT POLICIES                     1
 When-Issued and Delayed
   Delivery Transactions                1
 Repurchase Agreements                 1
 Lending of Portfolio Securities       1
INVESTMENT LIMITATIONS                  1
BROKERAGE TRANSACTIONS                  3
MONEY MARKET OBLIGATIONS TRUST
MANAGEMENT                              3
 Share Ownership                       7
 Trustees Compensation                 7
 Trustee Liability                     8
INVESTMENT ADVISORY SERVICES            8
 Investment Adviser                    8
 Advisory Fees                         8
FUND ADMINISTRATION                     9
SHAREHOLDER SERVICES AGREEMENT          9
DETERMINING NET ASSET VALUE             9
REDEMPTION IN KIND                     10
THE FUND'S TAX STATUS                  10
PERFORMANCE INFORMATION                10
 Yield                                10
 Effective Yield                      10
 Total Return                         10
 Performance Comparisons              11
ABOUT FEDERATED INVESTORS              11
 Mutual Fund Market                   11
 Institutional                        12
 Trust Organizations                  12
 Broker/Dealers and
   Bank Broker/Dealer
   Subsidiaries                        12
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. INVESTMENT LIMITATIONS
Selling Short and Buying on Margin
   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
Issuing Senior Securities and Borrowing Money
   The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
   The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
Pledging Assets
   The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
Lending Cash or Securities
   The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by its investment objective, policies and limitations or Declaration of Trust.
Investing in Commodities
   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
Investing in Real Estate
   The Fund will not purchase or sell real estate, including limited partnership interests.
Underwriting
   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
Concentration of Investments
   The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreement collateralized by such U.S. government securities.
Diversification of Investments
   With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer
   (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval.
The following investment limitations, however, may be changed by Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Investing in Illiquid Securities
   The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
Investing in Securities of Other Investment Companies
   The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
Investing in New Issuers
   The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
Investing for Control
   The Fund will not invest in securities of a company for the purpose of exercising control or management.
Investing in Issuers Whose Securities are Owned by Officers of the Trust
   The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's investment adviser owning individually more than .50 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
Investing in Options
   The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
Investing in Minerals
   The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal period and has not present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1995, 1994, and 1993, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate: March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate: January 13, 1947
Treasurer
Federat
Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money
Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Var & Co., St. Paul, MN, owned approximately 409,599,847 shares (11.60%); Society National Bank, Cleveland, OH, owned approximately 305,195,188 shares (8.64%); Shawmut Bank, NA, owned approximately 506,545,170 shares (14,34%); Firstier Bank, NA, Omaha, NE, owned approximately 194,212,536 shares (5.50%); and Boatmen's Trust Company, St. Louis, MO, owned approximately 190,419,642 shares (5.39%).
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: M&I Custody of Nevada Inc., Las Vegas, NV, owned approximately 62,410,210 shares (7.41%); Meba & Co., Concord, NH, owned approximately 65,085,985 shares (7.72%); Muchmore & Co., Summit, NJ, owned approximately 68,919,973 shares (8.18%); Bank IV-Kansas, Wichita, KS, owned approximately 93,457,671 shares (11.09%); AYE Plus, New Orleans, LA, owned approximately 51,122,750 shares (6.07%); Dai-Ichi Kangyo Bank of CA, Los Angeles, CA, owned approximately 62,126,974 shares (7.37%); and Integrated Process Equipment Corp. Phoenix, AZ, owned approximately 56,707,643 shares (6.73%).
TRUSTEES COMPENSATION

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST                  TRUST*#               FROM FUND COMPLEX +

John F. Donahue         $0                $0 for the Trust and
Chairman and Trustee                      68 other investment companies in the
Fund Complex
Thomas G. Bigley        $3,078            $20,688 for the Trust and
Trustee                                   49 other investment companies in the
Fund Complex
John T. Conroy, Jr.     $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
William J. Copeland     $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
J. Christopher Donahue  $0                $0 for the Trust and
President and Trustee                     14 other investment companies in the
Fund Complex
James E. Dowd           $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D. $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr. $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Peter E. Madden         $2,978            $90,563 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Gregor F. Meyer         $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
John E. Murray, Jr.,    $863              $0 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Wesley W. Posvar        $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Marjorie P. Smuts       $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex

*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994 and 1993, the adviser earned $6,522,177, $4,939,384, and $4,583,447, respectively, of which $3,742,710,
$2,435,439, and $1,647,164, respectively, were waived.

   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended July 31, 1995, Federated Administrative Services earned $2,468,644. For the fiscal year ended July 31, 1994, the Administrators collectively earned $1,380,769. For the fiscal year ended July 31, 1993, Federated Administrative Services, Inc., earned $770,936. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
SHAREHOLDER SERVICES AGREEMENT
This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1995, the Fund paid shareholder service fees in the amount of $418,181 pursuant to the Shareholder Services Plan on behalf of the Institutional Service Shares, all of which was paid to financial institutions.
Custodian and Portfolio Recordkeeper. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended July 31, 1995, the yield for Institutional Shares was 5.69%. For the seven-day period ended July 31, 1995, the yield for Institutional Service Shares was 5.44%.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1995, the effective yield for Institutional Shares was 5.85%. For the seven-day period ended July 31, 1995, the effective yield for Institutional Service Shares was 5.59%.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year period ended July 31, 1995 and for the period from July 5, 1994 (date of initial public offering) through July 31, 1995, the average annual total returns were 5.23% and 5.15%, respectively, for Institutional Service Shares.
Prior to the creation of separate classes of shares, for the one-year and five-year periods ended July 31,1995 and for the period from December 12, 1989 (start of performance) to July 31, 1995, the average annual total returns were 5.50%, 4.73%, and 5.11%, respectively, for Institutional Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
   o DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute

Cusip 60934N500
Cusip 60934N872
9110208B (9/95)





TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
Combined Statement of Additional Information










    This Combined Statement of Additional Information should be read with the prospectuses of Tax-Free Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PA 15222-3779
    Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of
Federated Investors
INVESTMENT POLICIES                     1
 Acceptable Investments                1
 Participation Interests               1
 Municipal Leases                      1
 When-Issued and Delayed
   Delivery Transactions                1
 Repurchase Agreements                 1
INVESTMENT LIMITATIONS                  2
BROKERAGE TRANSACTIONS                  4
MONEY MARKET OBLIGATIONS TRUST
MANAGEMENT                              4
 Share Ownership                       8
 Trustees Compensation                 8
 Trustee Liability                     9
INVESTMENT ADVISORY SERVICES            9
 Investment Adviser                    9
 Advisory Fees                         9
FUND ADMINISTRATION                    10
SHAREHOLDER SERVICES AGREEMENT         10
DETERMINING NET ASSET VALUE            10
REDEMPTION IN KIND                     11
THE FUND'S TAX STATUS                  11
PERFORMANCE INFORMATION                11
 Yield                                11
 Effective Yield                      11
 Tax-Equivalent Yield                 11
 Total Return                         12
 Performance Comparisons              12
ABOUT FEDERATED INVESTORS              13
 Mutual Fund Market                   13
 Institutional                        13
 Trust Organizations                  14
 Broker/Dealers and
   Bank Broker/Dealer
   Subsidiaries                        14
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a municipal security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of a municipal security, the issuer of a demand feature if the Fund has the unconditional right to demand payment for the municipal security, or any guarantor of payment by either of those issuers. PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation");
and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees. INVESTMENT LIMITATIONS
Selling Short and Buying on Margin
   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
Issuing Senior Securities and Borrowing Money
   The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
   The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
Pledging Assets
   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
Lending Cash or Securities
   The Fund will not lend any of its assets. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or Declaration of Trust.
Investing in Commodities
   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
Investing in Real Estate
   The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
Underwriting
   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
Concentration of Investments
   The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects.
   The Fund may invest, as temporary investments, 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.
   The Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, the Fund may invest 25% or more of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.
   If the value of Fund assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.
Diversification of Investments
   With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer.
   Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds, backed only by the assets and revenues of a nongovernmental user, are considered to be issued solely by that user. If in the case of an industrial development bond or governmental-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940, as amended.
Investing in Restricted Securities
   The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
The above limitations cannot be changed without shareholder approval.
The following investment limitations, however, may be changed by Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Investing in Illiquid Securities
   The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
Investing in Securities of Other Investment Companies
   The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
Investing in New Issuers
   The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
Investing for Control
   The Fund will not invest in securities of a company for the purpose of exercising control or management.
Investing in Issuers Whose Securities are Owned by Officers of the Trust
   The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's investment adviser owning individually more than .50 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
Investing in Options
   The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
Investing in Minerals
   The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1995, 1994, and 1993, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate: March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate: October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate: January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money
Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Var & Co., St. Paul, MN, owned approximately 399,772,247 shares (24.46%); First Union National Bank, Charlotte, NC owned approximately 245,023,656 shares (14.99%); Tenneco Corporation, Houston, TX, owned approximately 157,600,000 shares (9.64%); Boatmen's Trust Company, St. Louis, MO, owned approximately 101,535,626 shares (6.21%); and Wachovia Bank of North Carolina, Winston-Salem, NC, owned approximately 95,006,399 shares (5.81%).
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:
Naidot & Co., Woodbridge, NJ, owned approximately 55,305,100 shares (20.58%); Hamac, Richmond, VA, owned approximately 32,930,178 shares (12.26%); Putnam Trust, Greenwich, CT, owned approximately 30,909,500 shares (11.50%); Anderson & Co., Philadelphia, PA, owned approximately 24,810,214 shares (9.23%); Morand & Company, Chicago, IL, owned approximately 22,663,689 shares (8.43%); Saxon & Co., Philadelphia, PA, owned approximately 18,957,311 shares (7.06%); and Harris Bank Barrington, Barrington, IL, owned approximately 13,858,578 shares (5.16%).
TRUSTEES COMPENSATION

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST                  TRUST*#               FROM FUND COMPLEX +

John F. Donahue         $0                $0 for the Trust and
Chairman and Trustee                      68 other investment companies in the
Fund Complex
Thomas G. Bigley        $3,078            $20,688 for the Trust and
Trustee                                   49 other investment companies in the
Fund Complex
John T. Conroy, Jr.     $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
William J. Copeland     $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
J. Christopher Donahue  $0                $0 for the Trust and
President and Trustee                     14 other investment companies in the
Fund Complex
James E. Dowd           $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D. $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr. $5,840            $117,202 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Peter E. Madden         $2,978            $90,563 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Gregor F. Meyer         $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
John E. Murray, Jr.,    $863              $0 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Wesley W. Posvar        $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex
Marjorie P. Smuts       $4,306            $106,460 for the Trust and
Trustee                                   64 other investment companies in the
Fund Complex

*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994 and 1993, the adviser earned $947,091, $1,392,414 and $820,734, respectively, of which $578,466, $1,014,059, and $582,656, respectively, were waived.

   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended July 31, 1995, Federated Administrative Services earned $358,474. For the fiscal year ended July 31, 1994, the Administrators collectively earned $493,607. For the fiscal year ended July 31, 1993, Federated Administrative Services, Inc., earned $284,326. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
SHAREHOLDER SERVICES AGREEMENT
This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1995, the Fund paid shareholder service fees in the amount of $119,592 pursuant to the Shareholder Services Plan on behalf of the Institutional Service Shares, all of which was paid to financial institutions.
Custodian and Portfolio Recordkeeper. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended July 31, 1995, the yield for Institutional Shares was 3.72%. For the seven-day period ended July 31, 1995, the yield for Institutional Service Shares was 3.47%.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended July 31, 1995, the effective yield for Institutional Shares was 3.79%. For the seven-day period ended July 31, 1995, the effective yield for Institutional Service Shares was 3.53%. TAX-EQUIVALENT YIELD
For the seven-day period ended July 31, 1995, the tax-equivalent yield for Institutional Shares was 6.16%. For the seven-day period ended July 31, 1995, the tax-equivalent yield for Institutional Service Shares was 5.75%.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

     TAXABLE YIELD EQUIVALENT FOR 1995
     TAX-FREE OBLIGATIONS FUND
                 FEDERAL INCOME TAX BRACKET:
                  15.00%      28.00%      31.00%      36.00%
     39.60%
      Joint         $1-      $39,001 -   $94,251 -  $143,601 -      OVER
     Return        39,000      94,250     143,600     256,500     256,500
     Single Return  $1-      $23,351 -   $56,551 -   $117,951 -     OVER
                   23,350      56,550     117,950     256,500     $256,500
     Tax-Exempt
     Yield                         Taxable Yield Equivalent
       1.00%       1.18%       1.39%       1.45%       1.56%
     1.66%
       1.50%       1.76%       2.08%       2.17%       2.34%
     2.48%
       2.00%       2.35%       2.78%       2.90%       3.13%
     3.31%
       2.50%       2.94%       3.47%       3.62%       2.91%
     4.14%
       3.00%       3.53%       4.17%       4.35%       4.69%
     4.97%
       3.50%       4.12%       4.86%       5.07%       5.47%
     5.79%
       4.00%       4.71%       5.56%       5.80%       6.25%
     6.62%
       4.50%       5.29%       6.25%       6.52%       7.03%
     7.45%
       5.00%       5.88%       6.94%       7.25%       7.81%
     8.28%
       5.50%       6.47%       7.64%       7.97%       8.59%
     9.11%
       6.00%       7.06%       8.33%       8.70%       9.38%
     9.93%
       6.50%       7.65%       9.03%       9.42%      10.16%
     10.76%
       7.00%       8.24%       9.72%      10.14%      10.94%
     11.59%
       7.50%       8.82%      10.42%      10.87%      11.72%
     12.42%
       8.00%       9.41%      11.11%      11.59%      12.50%
     13.25%
     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
     * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended July 31, 1995 and for the period from July 5, 1994 (date of initial public offering) through July 31, 1995, the average annual total returns were 3.39% and 3.57%, respectively, for Institutional Service Shares.
Prior to the creation of separate classes of shares, for the one-year and five-year periods ended July 31,1995 and for the period from December 12, 1989 (start of performance) to July 31, 1995, the average annual total returns were 3.64%, 3.49%, and 3.76%, respectively, for Institutional Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute

Cusip 60934N401
Cusip 60934N880
9110207B (9/95)



--------------------------------------------------------------------------------
     GOVERNMENT OBLIGATIONS FUND
     (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
     INSTITUTIONAL SHARES
     PROSPECTUS

     The Institutional Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. government securities to provide current income consistent with stability of principal.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

     This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

     The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                         2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Investment Limitations                         5
  Regulatory Compliance                          5

TRUST INFORMATION                                5
--------------------------------------------------
  Management of the Trust                        5
  Distribution of Shares                         6
  Administration of the Trust                    7
NET ASSET VALUE                                  7
--------------------------------------------------
INVESTING IN THE FUND                            8
--------------------------------------------------
  Share Purchases                                8
  Minimum Investment Required                    8
  Subaccounting Services                         8
  Certificates and Confirmations                 9
  Dividends                                      9
  Capital Gains                                  9

REDEEMING SHARES                                 9
--------------------------------------------------
  By Mail                                        9
  Telephone Redemption                          10
  Accounts with Low Balances                    10

SHAREHOLDER INFORMATION                         11
--------------------------------------------------
  Voting Rights                                 11
  Massachusetts Partnership Law                 11

TAX INFORMATION                                 11
--------------------------------------------------
  Federal Income Tax                            11
  Pennsylvania Corporate and Personal
    Property Taxes                              12

OTHER CLASSES OF SHARES                         12
--------------------------------------------------
PERFORMANCE INFORMATION                         12
--------------------------------------------------
FINANCIAL STATEMENTS                            13
--------------------------------------------------
INDEPENDENT AUDITORS' REPORT                    22
--------------------------------------------------
ADDRESSES                                       23
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                       INSTITUTIONAL SHARES
                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................       None
Exchange Fee............................................................................       None


                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................      0.05%
12b-1 Fee...............................................................................       None
Total Other Expenses....................................................................      0.15%
  Shareholder Services Fee (after waiver) (2)................................      0.00%
        Total Operating Expenses (3)....................................................      0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.
(2)  The maximum shareholder services fee is 0.25%.
(3) The total operating expenses would have been 0.60% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


EXAMPLE                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............     $2         $6         $11        $26


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                       1

GOVERNMENT OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 22.



                                                                            YEAR ENDED JULY 31,
                                                    --------------------------------------------------------------------
                                                       1995        1994       1993       1992       1991       1990(A)
--------------------------------------------------  ----------   --------   --------   --------   --------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                 0.05        0.03       0.03       0.05       0.07       0.03
--------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income             (0.05)      (0.03)     (0.03)     (0.05)     (0.07)     (0.03)
--------------------------------------------------  ----------   --------   --------   --------   --------   -----------
NET ASSET VALUE, END OF PERIOD                        $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------  ----------   --------   --------   --------   --------   -----------
TOTAL RETURN (B)                                        5.57%       3.41%      3.22%      4.70%      7.20%      2.80%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses                                              0.20%       0.20%      0.20%      0.20%      0.20%      0.20%(c)
--------------------------------------------------
  Net investment income                                 5.58%       3.38%      3.16%      4.55%      6.77%      8.24%(c)
--------------------------------------------------
  Expense waiver/reimbursement (d)                      0.40%       0.15%      0.11%      0.12%      0.22%      0.34%(c)
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)           $1,926,516   $763,879   $707,146   $679,533   $331,454      $148,598
--------------------------------------------------


(a) Reflects operations for the period from March 31, 1990, (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

                                       3

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

    - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

    - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

    - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

    - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                                       4

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

                                       5

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES.    The  Fund  has  entered  into  a  Shareholder  Services
Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may

                                       6


make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        ------------          ----------------------------------------
         .15 of 1%            on the first $250 million
         .125 of 1%           on the next $250 million
         .10 of 1%            on the next $250 million
         .075 of 1%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

                                       7

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.


BY MAIL. To purchase by mail, send a check made payable to Government Obligations Fund-- Institutional Shares to: Federated Services Company, Government Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.


SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations

                                       8


imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Fund--Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

                                       9

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required mini-mum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                                       10

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Putnam Trust Company, Greenwich, CT, owned approximately 118,529,400 shares (34.82%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

                                       11

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER STATE AND LOCAL TAXES.   Shareholders are urged  to consult their own  tax
advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.



Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                                       12

GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                       VALUE
----------------   ------------------------------------------------------------    --------------
SHORT-TERM OBLIGATIONS--31.1%
-------------------------------------------------------------------------------
$ 11,000,000  (a)  FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                   ------------------------------------------------------------
                   6.578%, 2/23/1996                                               $   10,611,633
                   ------------------------------------------------------------    --------------
  78,280,000  (a)  FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.4%
                   ------------------------------------------------------------
                   6.229%-7.00%, 11/2/1995-1/16/1996                                   76,473,379
                   ------------------------------------------------------------    --------------
  78,500,000  (b)  FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--3.5%
                   ------------------------------------------------------------
                   5.715%-5.790%, 8/1/95                                               78,449,946
                   ------------------------------------------------------------    --------------
  63,500,000  (a)  FEDERAL HOME LOAN BANK, DISCOUNT NOTES--2.8%
                   ------------------------------------------------------------
                   6.015%-6.850%, 2/28/1996-6/13/1996                                  63,554,612
                   ------------------------------------------------------------    --------------
  13,165,000  (a)  FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTES--0.6%
                   ------------------------------------------------------------
                   6.798%-7.013%, 11/1/1995-2/8/1996                                   12,837,593
                   ------------------------------------------------------------    --------------
  16,500,000  (b)  FEDERAL HOME LOAN MORTGAGE CORP., FLOATING RATE NOTES--0.7%
                   ------------------------------------------------------------
                   5.720%, 8/1/95                                                      16,499,593
                   ------------------------------------------------------------    --------------
 246,920,000  (a)  FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--10.6%
                   ------------------------------------------------------------
                   5.755%-6.399%, 8/17/1995-4/15/1996                                 241,643,739
                   ------------------------------------------------------------    --------------
  50,000,000  (b)  FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--
                   2.2%
                   ------------------------------------------------------------
                   5.740%-5.880%, 8/1/95                                               49,995,969
                   ------------------------------------------------------------    --------------
  11,000,000  (a)  FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--0.5%
                   ------------------------------------------------------------
                   5.500%, 6/12/1996                                                   10,961,811
                   ------------------------------------------------------------    --------------
   8,000,000  (a)  STUDENT LOAN MARKETING ASSOCIATION, DISCOUNT NOTES--0.4%
                   ------------------------------------------------------------
                   6.752%, 2/21/1996                                                    8,007,761
                   ------------------------------------------------------------    --------------
  55,230,000  (b)  STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE
                   NOTES--2.4%
                   ------------------------------------------------------------
                   5.790%-6.040%, 8/7/95                                               55,243,249
                   ------------------------------------------------------------    --------------
  34,500,000  (a)  U.S. TREASURY BILLS--1.5%
                   ------------------------------------------------------------
                   5.270%-6.505%, 8/24/1995-6/27/1996                                  33,583,557
                   ------------------------------------------------------------    --------------


                                       13

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                       VALUE
----------------   ------------------------------------------------------------    --------------
SHORT-TERM OBLIGATIONS--CONTINUED
-------------------------------------------------------------------------------
$ 45,000,000       U.S. TREASURY NOTES--2.0%
                   ------------------------------------------------------------
                   7.750%-9.250%, 1/15/1996-3/31/1996                              $   45,653,539
                   ------------------------------------------------------------    --------------
                     TOTAL SHORT-TERM OBLIGATIONS                                     703,516,381
                   ------------------------------------------------------------    --------------
(C) REPURCHASE AGREEMENTS--70.9%
-------------------------------------------------------------------------------
 335,000,000       BT Securities Corp., 5.840%, dated 7/31/1995, due 8/1/1995         335,000,000
                   ------------------------------------------------------------
  27,200,000       BZW Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995         27,200,000
                   ------------------------------------------------------------
  50,000,000       Deutsche Bank Government Securities, Inc., 5.850%, dated
                   7/31/1995, due 8/1/1995                                             50,000,000
                   ------------------------------------------------------------
  40,000,000       Deutsche Bank Government Securities, Inc., 5.870%, dated
                   7/31/1995, due 8/1/1995                                             40,000,000
                   ------------------------------------------------------------
 240,000,000       Goldman, Sachs and Co., 5.870%, dated 7/31/1995, due
                   8/1/1995                                                           240,000,000
                   ------------------------------------------------------------
 110,000,000       HSBC Securities, Inc., 5.870%, dated 7/31/1995, due 8/1/1995       110,000,000
                   ------------------------------------------------------------
 110,000,000       Harris, Nesbitt, Thomson Securities, Inc., 5.820%, dated
                   7/31/1995, due 8/1/1995                                            110,000,000
                   ------------------------------------------------------------
  25,000,000       J.P. Morgan Securities, Inc., 5.870%, dated 7/31/1995, due
                   8/1/1995                                                            25,000,000
                   ------------------------------------------------------------
 110,000,000       Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                   due 8/1/1995                                                       110,000,000
                   ------------------------------------------------------------
 100,000,000       Nomura Securities Intenational, Inc., 5.860%, dated
                   7/31/1995, due 8/1/1995                                            100,000,000
                   ------------------------------------------------------------
 110,000,000       Smith Barney, Inc., 5.870%, dated 7/31/1995, due 8/1/1995          110,000,000
                   ------------------------------------------------------------
  80,000,000       Swiss Bank Capital Markets, 5.840%, dated 7/31/1995, due
                   8/1/1995                                                            80,000,000
                   ------------------------------------------------------------
 110,000,000       UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995        110,000,000
                   ------------------------------------------------------------
  43,000,000  (d)  CS First Boston Corp., 5.770%, dated 7/14/1995, due
                   8/14/1995                                                           43,000,000
                   ------------------------------------------------------------
  28,000,000  (d)  CS First Boston Corp., 5.800%, dated 7/7/1995, due 8/7/1995         28,000,000
                   ------------------------------------------------------------
  45,000,000  (d)  Goldman, Sachs & Co., 5.750%, dated 7/7/1995, due 9/5/1995          45,000,000
                   ------------------------------------------------------------
  44,000,000  (d)  Goldman, Sachs & Co., 5.750%, dated 7/25/1995, due
                   10/23/1995                                                          44,000,000
                   ------------------------------------------------------------    --------------
                     TOTAL REPURCHASE AGREEMENTS                                    1,607,200,000
                   ------------------------------------------------------------    --------------
                     TOTAL INVESTMENTS, AT AMORTIZED COST (E)                      $2,310,716,381
                   ------------------------------------------------------------    --------------
                                                                                   --------------


                                       14

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------


(a)  Each issue shows the rate of discount at time of purchase.

(b)  Current rate and next demand date shown.

(c) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

(e)  Also represents cost for federal tax purposes.

Note: The categories  of investments  are shown as  a percentage  of net  assets
      ($2,265,621,228) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements.)

                                       15

GOVERNMENT OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                                                  $1,607,200,000
----------------------------------------------------------------------------------------------------
Investments in securities                                                                                703,516,381
----------------------------------------------------------------------------------------------------  --------------

    Total investments in securities, at amortized cost and value                                                      $2,310,716,381
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       1,277,143
--------------------------------------------------------------------------------------------------------------------
Income receivable                                                                                                          4,063,752
--------------------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                                    50,790
--------------------------------------------------------------------------------------------------------------------  --------------
    Total assets                                                                                                       2,316,108,066
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                         33,980,946
----------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                                8,642,732
----------------------------------------------------------------------------------------------------
Income distribution payable                                                                                7,242,088
----------------------------------------------------------------------------------------------------
Accrued expenses                                                                                             621,072
----------------------------------------------------------------------------------------------------  --------------

    Total liabilities                                                                                                     50,486,838
--------------------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 2,265,621,228 shares outstanding                                                                       $2,265,621,228
--------------------------------------------------------------------------------------------------------------------  --------------
                                                                                                                      --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------------------------------------------
Institutional Shares:
--------------------------------------------------------------------------------------------------------------------
($1,926,515,833  DIVIDED BY 1,926,515,833 shares outstanding)                                                         $         1.00
--------------------------------------------------------------------------------------------------------------------  --------------
Institutional Service Shares:
--------------------------------------------------------------------------------------------------------------------
($339,105,395  DIVIDED BY 339,105,395 shares outstanding)                                                             $         1.00
--------------------------------------------------------------------------------------------------------------------  --------------
                                                                                                                      --------------

(See Notes which are an integral part of the Financial Statements)

                                       16

GOVERNMENT OBLIGATIONS FUND

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                 $82,570,212
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                    $2,842,786
-----------------------------------------------------------------------
Administrative personnel and services fee                                   1,075,995
-----------------------------------------------------------------------
Custodian fees                                                                164,968
-----------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                 51,116
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                       8,207
-----------------------------------------------------------------------
Auditing fees                                                                  11,809
-----------------------------------------------------------------------
Legal fees                                                                      4,496
-----------------------------------------------------------------------
Portfolio accounting fees                                                     149,536
-----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                              3,183,649
-----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                        369,663
-----------------------------------------------------------------------
Share registration costs                                                      561,996
-----------------------------------------------------------------------
Printing and postage                                                           23,120
-----------------------------------------------------------------------
Insurance premiums                                                             16,366
-----------------------------------------------------------------------
Taxes                                                                           6,980
-----------------------------------------------------------------------
Miscellaneous                                                                   4,704
-----------------------------------------------------------------------    ----------
    Total expenses                                                          8,475,391
-----------------------------------------------------------------------
Deduct--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                          $2,063,842
----------------------------------------------------------
  Waiver of shareholder services fee-Institutional Shares     3,183,649     5,247,491
----------------------------------------------------------   ----------    ----------
    Net expenses                                                                           3,227,900
-------------------------------------------------------------------------------------    -----------
      Net investment income                                                              $79,342,312
-------------------------------------------------------------------------------------    -----------
                                                                                         -----------

(See Notes which are an integral part of the Financial Statements)

                                       17

GOVERNMENT OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED JULY 31,
                                                                          ----------------------------------
                                                                               1995               1994
                                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                     $    79,342,312    $    22,768,833
-----------------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------------------------
  Institutional Shares                                                        (71,018,165)       (22,768,833)
-----------------------------------------------------------------------
  Institutional Service Shares                                                 (8,324,147)                 0
-----------------------------------------------------------------------   ---------------    ---------------
  Change in net assets resulting from distributions to shareholders           (79,342,312)       (22,768,833)
-----------------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of Shares                                                8,123,000,879      3,045,297,053
-----------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                         19,779,451          1,181,007
-----------------------------------------------------------------------
Cost of Shares redeemed                                                    (6,641,037,966)    (2,989,745,626)
-----------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from share transactions                  1,501,742,364         56,732,434
-----------------------------------------------------------------------   ---------------    ---------------
        Change in net assets                                                1,501,742,364         56,732,434
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                           763,878,864        707,146,430
-----------------------------------------------------------------------   ---------------    ---------------
End of period                                                             $ 2,265,621,228    $   763,878,864
-----------------------------------------------------------------------   ---------------    ---------------
                                                                          ---------------    ---------------

(See Notes which are an integral part of the Financial Statements)

                                       18

GOVERNMENT OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

                                       19

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


    OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,265,621,228. Transactions in shares were as follows:

                                                                        YEAR ENDED JULY 31,
                                                                 ---------------------------------
                                                                      1995              1994
                                                                 ---------------   ---------------
INSTITUTIONAL SHARES
---------------------------------------------------------------
Shares sold                                                        7,200,004,553     3,045,297,053
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                              16,152,849         1,181,007
---------------------------------------------------------------
Shares redeemed                                                   (6,053,520,182)   (2,989,745,626)
---------------------------------------------------------------  ---------------   ---------------
  Net change resulting from Institutional share transactions       1,162,637,220        56,732,434
---------------------------------------------------------------  ---------------   ---------------
                                                                 ---------------   ---------------


                                                                        YEAR ENDED JULY 31,
                                                                 ---------------------------------
                                                                     1995(a)            1994
                                                                 ---------------   ---------------
INSTITUTIONAL SERVICE SHARES
---------------------------------------------------------------
Shares sold                                                          922,996,326         --
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                               3,626,602         --
---------------------------------------------------------------
Shares redeemed                                                     (587,517,784)        --
---------------------------------------------------------------  ---------------   ---------------
  Net change resulting from Institutional Service share
  transactions                                                       339,105,144         --
---------------------------------------------------------------  ---------------   ---------------
    Net change resulting from Fund share transactions              1,501,742,364        56,732,434
---------------------------------------------------------------  ---------------   ---------------
                                                                 ---------------   ---------------


(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.


                                       20

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily chose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       21

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP


Pittsburgh, Pennsylvania
September 8, 1995


                                       22

ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Fund
              Institutional Shares                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Investment Advisor
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                                2100 One PPG Place
                                                                 Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------

                                       23

--------------------------------------------------------------------------------
                                         GOVERNMENT OBLIGATIONS
                                         FUND
                                         (A PORTFOLIO OF MONEY MARKET
                                         OBLIGATIONS TRUST)
                                         INSTITUTIONAL SHARES
                                         PROSPECTUS

                                        A Diversified Portfolio of
                                        Money Market Obligations Trust,
                                        an Open-End Management
                                        Investment Company

                                        Prospectus dated September 30, 1995


[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 60934N104
           G01066-01 (9/95)                        [RECYCLED PAPER LOGO]




--------------------------------------------------------------------------------
    GOVERNMENT OBLIGATIONS FUND
    (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
     INSTITUTIONAL SERVICE SHARES
     PROSPECTUS

     The Institutional Service Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. government securities to provide current income consistent with stability of principal.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

     This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

     The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                 2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Investment Limitations                         5
  Regulatory Compliance                          5

TRUST INFORMATION                                5
--------------------------------------------------
  Management of the Trust                        5
  Distribution of Shares                         6
  Administration of the Fund                     7
NET ASSET VALUE                                  7
--------------------------------------------------
INVESTING IN THE FUND                            8
--------------------------------------------------
  Share Purchases                                8
  Minimum Investment Required                    8
  Subaccounting Services                         8
  Certificates and Confirmations                 9
  Dividends                                      9
  Capital Gains                                  9

REDEEMING SHARES                                 9
--------------------------------------------------
  By Mail                                        9
  Telephone Redemption                          10
  Accounts with Low Balances                    11

SHAREHOLDER INFORMATION                         11
--------------------------------------------------
  Voting Rights                                 11
  Massachusetts Partnership Law                 11

TAX INFORMATION                                 12
--------------------------------------------------
  Federal Income Tax                            12
  Pennsylvania Corporate and Personal
    Property Taxes                              12

OTHER CLASSES OF SHARES                         12
--------------------------------------------------
PERFORMANCE INFORMATION                         12
--------------------------------------------------
FINANCIAL STATEMENTS                            14
--------------------------------------------------
INDEPENDENT AUDITORS' REPORT                    23
--------------------------------------------------
ADDRESSES                                       24
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                   INSTITUTIONAL SERVICE SHARES
                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................       None
Exchange Fee............................................................................       None


                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................      0.05%
12b-1 Fee...............................................................................       None
Total Other Expenses....................................................................      0.40%
  Shareholder Services Fee...................................................      0.25%
        Total Operating Expenses (2)....................................................      0.45%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.
(2) The total operating expenses would have been 0.60% absent the voluntary waiver of a portion of the management fee.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


EXAMPLE                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............     $5         $14        $25        $57


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                       1

GOVERNMENT OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



Reference is made to the Report of Independent Public Accountants on page 23.


                                                                PERIOD ENDED
                                                                  JULY 31,
                                                                  1995(A)
--------------------------------------------------------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------
  Net investment income                                            0.05
--------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------
  Distributions from net investment income                        (0.05)
--------------------------------------------------------------  ------------
NET ASSET VALUE, END OF PERIOD                                    $1.00
--------------------------------------------------------------  ------------
                                                                ------------
TOTAL RETURN (B)                                                   5.31%
--------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------
  Expenses                                                         0.45%(c)
--------------------------------------------------------------
  Net investment income                                            5.63%(c)
--------------------------------------------------------------
  Expense waiver/reimbursement (d)                                 0.15%(c)
--------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------
  Net assets, end of period (000 omitted)                         $339,105
--------------------------------------------------------------

(a) Reflects operations for the period from August 1, 1994, (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

                                       3

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

    - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

    - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

    - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

    - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                                       4

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

                                       5

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER  SERVICES.    The  Fund  has  entered  into  a  Shareholder Services
Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may

                                       6


make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM FEE             AVERAGE AGGREGATE DAILY NET ASSETS
        -----------          ----------------------------------------
         .15 of 1%           on the first $250 million
        .125 of 1%           on the next $250 million
         .10 of 1%           on the next $250 million
        .075 of 1%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN.   State Street Bank  and Trust Company, Boston,  MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder

                                       7

by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.


BY MAIL. To purchase by mail, send a check made payable to Government Obligations Fund-- Institutional Service Shares to: Federated Services Company, Government Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.


SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services

                                       8


provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Fund--Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, MA 02171.

                                       9

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

                                       10

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Putnam Trust Company, Greenwich, CT, owned approximately 118,529,400 shares (34.82%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                       11

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In  the opinion  of Houston,  Houston, &  Donnelly, counsel  to the  Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER  STATE AND LOCAL TAXES.   Shareholders are urged  to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.



Institutional   Shares   are  distributed   with   no  12b-1   fees.  Currently,
Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income

                                       12

earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                                       13

GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


  PRINCIPAL AMOUNT                                                                       VALUE
  ----------------   ------------------------------------------------------------    --------------
  SHORT-TERM OBLIGATIONS--31.1%
  -------------------------------------------------------------------------------
  $ 11,000,000  (a)  FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                     ------------------------------------------------------------
                     6.578%, 2/23/1996                                               $   10,611,633
                     ------------------------------------------------------------    --------------
    78,280,000  (a)  FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.4%
                     ------------------------------------------------------------
                     6.229%-7.00%, 11/2/1995-1/16/1996                                   76,473,379
                     ------------------------------------------------------------    --------------
    78,500,000  (b)  FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--3.5%
                     ------------------------------------------------------------
                     5.715%-5.790%, 8/1/95                                               78,449,946
                     ------------------------------------------------------------    --------------
    63,500,000  (a)  FEDERAL HOME LOAN BANK, DISCOUNT NOTES--2.8%
                     ------------------------------------------------------------
                     6.015%-6.850%, 2/28/1996-6/13/1996                                  63,554,612
                     ------------------------------------------------------------    --------------
    13,165,000  (a)  FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTES--0.6%
                     ------------------------------------------------------------
                     6.798%-7.013%, 11/1/1995-2/8/1996                                   12,837,593
                     ------------------------------------------------------------    --------------
    16,500,000  (b)  FEDERAL HOME LOAN MORTGAGE CORP., FLOATING RATE NOTES--0.7%
                     ------------------------------------------------------------
                     5.720%, 8/1/95                                                      16,499,593
                     ------------------------------------------------------------    --------------
   246,920,000  (a)  FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--10.6%
                     ------------------------------------------------------------
                     5.755%-6.399%, 8/17/1995-4/15/1996                                 241,643,739
                     ------------------------------------------------------------    --------------
    50,000,000  (b)  FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE
                     NOTES--2.2%
                     ------------------------------------------------------------
                     5.740%-5.880%, 8/1/95                                               49,995,969
                     ------------------------------------------------------------    --------------
    11,000,000  (a)  FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--0.5%
                     ------------------------------------------------------------
                     5.500%, 6/12/1996                                                   10,961,811
                     ------------------------------------------------------------    --------------
     8,000,000  (a)  STUDENT LOAN MARKETING ASSOCIATION, DISCOUNT NOTES--0.4%
                     ------------------------------------------------------------
                     6.752%, 2/21/1996                                                    8,007,761
                     ------------------------------------------------------------    --------------
    55,230,000  (b)  STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE
                     NOTES--2.4%
                     ------------------------------------------------------------
                     5.790%-6.040%, 8/7/95                                               55,243,249
                     ------------------------------------------------------------    --------------
    34,500,000  (a)  U.S. TREASURY BILLS--1.5%
                     ------------------------------------------------------------
                     5.270%-6.505%, 8/24/1995-6/27/1996                                  33,583,557
                     ------------------------------------------------------------    --------------
    45,000,000       U.S. TREASURY NOTES--2.0%
                     ------------------------------------------------------------
                     7.750%-9.250%, 1/15/1996-3/31/1996                                  45,653,539
                     ------------------------------------------------------------    --------------
                       TOTAL SHORT-TERM OBLIGATIONS                                     703,516,381
                     ------------------------------------------------------------    --------------


                                       14

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL AMOUNT                                                                       VALUE
  ----------------   ------------------------------------------------------------    --------------
  (C) REPURCHASE AGREEMENTS--70.9%
  -------------------------------------------------------------------------------
  $335,000,000       BT Securities Corp., 5.840%, dated 7/31/1995, due 8/1/1995      $  335,000,000
                     ------------------------------------------------------------
    27,200,000       BZW Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995         27,200,000
                     ------------------------------------------------------------
    50,000,000       Deutsche Bank Government Securities, Inc., 5.850%, dated
                     7/31/1995, due 8/1/1995                                             50,000,000
                     ------------------------------------------------------------
    40,000,000       Deutsche Bank Government Securities, Inc., 5.870%, dated
                     7/31/1995, due 8/1/1995                                             40,000,000
                     ------------------------------------------------------------
   240,000,000       Goldman, Sachs and Co., 5.870%, dated 7/31/1995, due
                     8/1/1995                                                           240,000,000
                     ------------------------------------------------------------
   110,000,000       HSBC Securities, Inc., 5.870%, dated 7/31/1995, due 8/1/1995       110,000,000
                     ------------------------------------------------------------
   110,000,000       Harris, Nesbitt, Thomson Securities, Inc., 5.820%, dated
                     7/31/1995, due 8/1/1995                                            110,000,000
                     ------------------------------------------------------------
    25,000,000       J.P. Morgan Securities, Inc., 5.870%, dated 7/31/1995, due
                     8/1/1995                                                            25,000,000
                     ------------------------------------------------------------
   110,000,000       Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                     due 8/1/1995                                                       110,000,000
                     ------------------------------------------------------------
   100,000,000       Nomura Securities Intenational, Inc., 5.860%, dated
                     7/31/1995, due 8/1/1995                                            100,000,000
                     ------------------------------------------------------------
   110,000,000       Smith Barney, Inc., 5.870%, dated 7/31/1995, due 8/1/1995          110,000,000
                     ------------------------------------------------------------
    80,000,000       Swiss Bank Capital Markets, 5.840%, dated 7/31/1995, due
                     8/1/1995                                                            80,000,000
                     ------------------------------------------------------------
   110,000,000       UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995        110,000,000
                     ------------------------------------------------------------
    43,000,000  (d)  CS First Boston Corp., 5.770%, dated 7/14/1995, due
                     8/14/1995                                                           43,000,000
                     ------------------------------------------------------------
    28,000,000  (d)  CS First Boston Corp., 5.800%, dated 7/7/1995, due 8/7/1995         28,000,000
                     ------------------------------------------------------------
    45,000,000  (d)  Goldman, Sachs & Co., 5.750%, dated 7/7/1995, due 9/5/1995          45,000,000
                     ------------------------------------------------------------
    44,000,000  (d)  Goldman, Sachs & Co., 5.750%, dated 7/25/1995, due
                     10/23/1995                                                          44,000,000
                     ------------------------------------------------------------    --------------
                       TOTAL REPURCHASE AGREEMENTS                                    1,607,200,000
                     ------------------------------------------------------------    --------------
                       TOTAL INVESTMENTS, AT AMORTIZED COST (E)                      $2,310,716,381
                     ------------------------------------------------------------    --------------
                                                                                     --------------


(a)  Each issue shows the rate of discount at time of purchase.

(b)  Current rate and next demand date shown.


                                       15

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

(c) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.
(e)  Also represents cost for federal tax purposes.
Note: The categories  of investments  are shown as  a percentage  of net  assets
      ($2,265,621,228) at July 31, 1995.


(See Notes which are an integral part of the Financial Statements.)


                                       16

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Investments in repurchase agreements              $1,607,200,000
------------------------------------------------
Investments in securities                            703,516,381
------------------------------------------------  --------------
    Total investments in securities, at
    amortized cost and value                                      $2,310,716,381
----------------------------------------------------------------
Cash                                                                   1,277,143
----------------------------------------------------------------
Income receivable                                                      4,063,752
----------------------------------------------------------------
Receivable for shares sold                                                50,790
----------------------------------------------------------------  --------------
    Total assets                                                   2,316,108,066
----------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------
Payable for investments purchased                     33,980,946
------------------------------------------------
Payable for shares redeemed                            8,642,732
------------------------------------------------
Income distribution payable                            7,242,088
------------------------------------------------
Accrued expenses                                         621,072
------------------------------------------------  --------------
    Total liabilities                                                 50,486,838
----------------------------------------------------------------  --------------
NET ASSETS for 2,265,621,228 shares outstanding                   $2,265,621,228
----------------------------------------------------------------  --------------
                                                                  --------------
NET ASSET VALUE, Offering Price and Redemption
Proceeds Per Share:
----------------------------------------------------------------
Institutional Shares:
----------------------------------------------------------------
($1,926,515,833 DIVIDED BY 1,926,515,833 shares outstanding)      $         1.00
----------------------------------------------------------------  --------------
Institutional Service Shares:
----------------------------------------------------------------
($339,105,395 DIVIDED BY 339,105,395 shares outstanding)          $         1.00
----------------------------------------------------------------  --------------
                                                                  --------------

(See Notes which are an integral part of the Financial Statements)

                                       17

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                 $82,570,212
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                    $2,842,786
-----------------------------------------------------------------------
Administrative personnel and services fee                                   1,075,995
-----------------------------------------------------------------------
Custodian fees                                                                164,968
-----------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                 51,116
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                       8,207
-----------------------------------------------------------------------
Auditing fees                                                                  11,809
-----------------------------------------------------------------------
Legal fees                                                                      4,496
-----------------------------------------------------------------------
Portfolio accounting fees                                                     149,536
-----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                              3,183,649
-----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                        369,663
-----------------------------------------------------------------------
Share registration costs                                                      561,996
-----------------------------------------------------------------------
Printing and postage                                                           23,120
-----------------------------------------------------------------------
Insurance premiums                                                             16,366
-----------------------------------------------------------------------
Taxes                                                                           6,980
-----------------------------------------------------------------------
Miscellaneous                                                                   4,704
-----------------------------------------------------------------------    ----------
    Total expenses                                                          8,475,391
-----------------------------------------------------------------------
Deduct--
----------------------------------------------------------
  Waiver of investment advisory fee                          $2,063,842
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares    3,183,649     5,247,491
----------------------------------------------------------   ----------    ----------
    Net expenses                                                                           3,227,900
-------------------------------------------------------------------------------------    -----------
      Net investment income                                                              $79,342,312
-------------------------------------------------------------------------------------    -----------
                                                                                         -----------

(See Notes which are an integral part of the Financial Statements)

                                       18

GOVERNMENT OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED JULY 31,
                                                                          ----------------------------------
                                                                               1995               1994
                                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                     $    79,342,312    $    22,768,833
-----------------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------------------------
  Institutional Shares                                                        (71,018,165)       (22,768,833)
-----------------------------------------------------------------------
  Institutional Service Shares                                                 (8,324,147)                 0
-----------------------------------------------------------------------   ---------------    ---------------
  Change in net assets resulting from distributions to shareholders           (79,342,312)       (22,768,833)
-----------------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of Shares                                                8,123,000,879      3,045,297,053
-----------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                         19,779,451          1,181,007
-----------------------------------------------------------------------
Cost of Shares redeemed                                                    (6,641,037,966)    (2,989,745,626)
-----------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from share transactions                  1,501,742,364         56,732,434
-----------------------------------------------------------------------   ---------------    ---------------
        Change in net assets                                                1,501,742,364         56,732,434
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                           763,878,864        707,146,430
-----------------------------------------------------------------------   ---------------    ---------------
End of period                                                             $ 2,265,621,228    $   763,878,864
-----------------------------------------------------------------------   ---------------    ---------------
                                                                          ---------------    ---------------

(See Notes which are an integral part of the Financial Statements)

                                       19

GOVERNMENT OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

                                       20

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


    OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,265,621,228. Transactions in shares were as follows:

                                                                        YEAR ENDED JULY 31,
                                                                 ---------------------------------
INSTITUTIONAL SHARES                                                  1995              1994
---------------------------------------------------------------  ---------------   ---------------
Shares sold                                                        7,200,004,553     3,045,297,053
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                              16,152,849         1,181,007
---------------------------------------------------------------
Shares redeemed                                                   (6,053,520,182)   (2,989,745,626)
---------------------------------------------------------------  ---------------   ---------------
  Net change resulting from Institutional share transactions       1,162,637,220        56,732,434
---------------------------------------------------------------  ---------------   ---------------
                                                                 ---------------   ---------------


                                                                        YEAR ENDED JULY 31,
                                                                 ---------------------------------
INSTITUTIONAL SERVICE SHARES                                         1995(A)            1994
---------------------------------------------------------------  ---------------   ---------------
Shares sold                                                          922,996,326                --
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                               3,626,602                --
---------------------------------------------------------------
Shares redeemed                                                     (587,517,784)               --
---------------------------------------------------------------  ---------------   ---------------
  Net change resulting from Institutional Service share
  transactions                                                       339,105,144                --
---------------------------------------------------------------  ---------------   ---------------
                                                                 ---------------   ---------------
    Net change resulting from Fund share transactions              1,501,742,364        56,732,434
---------------------------------------------------------------  ---------------   ---------------
                                                                 ---------------   ---------------


(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT  ADVISORY  FEE--Federated   Management,  the  Fund's   investment
    adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the

                                       21

GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
    Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily chose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       22

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP


Pittsburgh, Pennsylvania
September 8, 1995


                                       23

ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Fund
              Institutional Service Shares                       Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Investment Adviser
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                                2100 One PPG Place
                                                                 Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------

                                       24

--------------------------------------------------------------------------------
                                         GOVERNMENT OBLIGATIONS
                                         FUND
                                         (A PORTFOLIO OF MONEY MARKET
                                         OBLIGATIONS TRUST)
                                         INSTITUTIONAL SERVICE SHARES
                                         PROSPECTUS

                                        A Diversified Portfolio of
                                        Money Market Obligations Trust,
                                        an Open-End Management
                                        Investment Company

                                        Prospectus dated September 30, 1995


[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 60934N807
           G01066-02 (9/95)                        [RECYCLED PAPER LOGO]



--------------------------------------------------------------------------------
     TREASURY OBLIGATIONS FUND
     (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
     INSTITUTIONAL SHARES
     PROSPECTUS

     The Institutional Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. Treasury securities to provide current income consistent with stability of principal.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

     This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

     The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                         2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Investment Limitations                         4
  Regulatory Compliance                          5

TRUST INFORMATION                                5
--------------------------------------------------
  Management of the Trust                        5
  Distribution of Shares                         6
  Administration of the Fund                     6
NET ASSET VALUE                                  7
--------------------------------------------------
INVESTING IN THE FUND                            7
--------------------------------------------------
  Share Purchases                                7
  Minimum Investment Required                    8
  Subaccounting Services                         8
  Certificates and Confirmations                 8
  Dividends                                      8
  Capital Gains                                  8

REDEEMING SHARES                                 9
--------------------------------------------------
  By Mail                                        9
  Telephone Redemption                           9
  Accounts with Low Balances                    10

SHAREHOLDER INFORMATION                         10
--------------------------------------------------
  Voting Rights                                 10
  Massachusetts Partnership Law                 11

TAX INFORMATION                                 11
--------------------------------------------------
  Federal Income Tax                            11
  Pennsylvania Corporate and Personal
    Property Taxes                              11

OTHER CLASSES OF SHARES                         11
--------------------------------------------------
PERFORMANCE INFORMATION                         12
--------------------------------------------------
FINANCIAL STATEMENTS                            13
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   21
--------------------------------------------------
ADDRESSES                                       22
--------------------------------------------------


                                       I
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                       INSTITUTIONAL SHARES
                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................       None
Exchange Fee............................................................................       None


                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................      0.08%
12b-1 Fee...............................................................................       None
Total Other Expenses....................................................................      0.12%
  Shareholder Services Fee (after waiver) (2)................................      0.00%
        Total Operating Expenses (3)....................................................      0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.
(2)  The maximum shareholder services fee is 0.25%.
(3) The total operating expenses would have been 0.56% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


EXAMPLE                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............     $2         $6         $11        $26

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1
TREASURY OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 21.



                                                                YEAR ENDED JULY 31,
                                    ----------------------------------------------------------------------------
                                       1995         1994         1993         1992         1991        1990(a)
----------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                   0.05         0.03         0.03         0.05         0.07         0.04
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
    investment income                    (0.05)       (0.03)       (0.03)       (0.05)       (0.07)       (0.04)
----------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD       $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
----------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (b)                          5.50%        3.35%        3.15%        4.61%        7.11%        5.09%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                                0.20%        0.20%        0.20%        0.20%        0.20%        0.20%(c)
----------------------------------
  Net investment income                   5.42 %       3.29 %       3.11 %       4.49 %       6.65 %       8.16 %(c)
----------------------------------
  Expense waiver/reimbursement (d)        0.36 %       0.10 %       0.07 %       0.08 %       0.09 %       0.15 %(c)
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period (000
    omitted)                         $3,441,068   $2,582,975   $2,532,482   $2,432,037   $1,678,880     $576,048
----------------------------------


(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

                                       2
GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE  INVESTMENTS.   The Fund  invests only  in U.S.  Treasury securities,
which are fully guaranteed as to principal and interest by the United States.

                                       3
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

                                       4
REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

      Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are

                                       5
    presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such
periods  as  deemed  appropriate,  the  amount  stated  above  may  be   reduced
voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

MAXIMUM FEE  AVERAGE AGGREGATE DAILY NET ASSETS
-----------  ----------------------------------
 .15 of 1%   on the first $250 million
 .125 of 1%   on the next $250 million
 .10 of 1%   on the next $250 million
             on assets in excess of $750
 .075 of 1%   million

                                       6
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN.   State Street Bank  and Trust Company, Boston,  MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or


                                       7

Institution Name; and ABA Number 011000028. The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.


BY MAIL. To purchase by mail, send a check made payable to Treasury Obligations Fund--Institutional Shares to: Federated Services Company, Treasury Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.


SUBACCOUNTING SERVICES


Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

                                       8
REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Treasury Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Treasury Obligations Fund-Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone

                                       9
requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 5:00 p.m. (Eastern time). The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                                       10
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In  the opinion  of Houston,  Houston, &  Donnelly, counsel  to the  Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER  STATE AND LOCAL TAXES.   Shareholders are urged  to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.


                                       11

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                                       12
TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                         VALUE
----------------     ------------------------------------------------------------    --------------
SHORT TERM U.S. TREASURY OBLIGATIONS--25.5%
---------------------------------------------------------------------------------
                     (a) U.S. TREASURY BILLS--16.7%
                     ------------------------------------------------------------
$ 681,000,00         6.830%-5.550%, 8/17/1995 - 5/30/1996                            $  666,042,514
                     ------------------------------------------------------------    --------------
                     U.S. TREASURY NOTES--8.8%
                     ------------------------------------------------------------
 350,500,000         3.875%-9.375%, 8/31/1995 - 5/15/1996                               351,865,208
                     ------------------------------------------------------------    --------------
                       TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                     1,017,907,722
                     ------------------------------------------------------------    --------------
(b) REPURCHASE AGREEMENTS--74.9%
---------------------------------------------------------------------------------
  50,000,000         Aubrey G. Lanston and Company, Inc., 5.850%, dated
                     7/31/1995, due 8/1/1995                                             50,000,000
                     ------------------------------------------------------------
 150,000,000         BA Securities, Inc., 5.810%, dated 7/31/1995, due 8/1/1995         150,000,000
                     ------------------------------------------------------------
 155,000,000         B.T. Securities Corporation, 5.840%, dated 7/31/1995, due
                     8/1/1995                                                           155,000,000
                     ------------------------------------------------------------
 170,000,000         BOT Securites, Inc., Tokyo, 5.800%, dated 7/31/1995, due
                     8/1/1995                                                           170,000,000
                     ------------------------------------------------------------
  54,800,000         Barclays de Zoete Wedd Securities, Inc., 5.840%, dated
                     7/31/1995, due 8/1/1995                                             54,800,000
                     ------------------------------------------------------------
 195,000,000         Bear, Stearns and Co., 5.810%, dated 7/31/1995, due 8/1/1995       195,000,000
                     ------------------------------------------------------------
 195,000,000         Chemical Banking Corp., 5.820%, dated 7/31/1995, due
                     8/1/1995                                                           195,000,000
                     ------------------------------------------------------------
 195,000,000         Daiwa Securities America, Inc., 5.800%, dated 7/31/1995, due
                     8/1/1995                                                           195,000,000
                     ------------------------------------------------------------
  80,000,000         Deutsche Bank Government Securities, Inc., 5.850%, dated
                     7/31/1995, due 8/1/1995                                             80,000,000
                     ------------------------------------------------------------
 100,000,000         Dresdner Securities (USA), Inc., 5.820%, dated 7/31/1995,
                     due 8/1/1995                                                       100,000,000
                     ------------------------------------------------------------
 195,000,000         First Chicago Capital Markets, Inc., 5.820%, dated
                     7/31/1995, due 8/1/1995                                            195,000,000
                     ------------------------------------------------------------
 170,000,000         Fuji Securities, Inc., 5.820%, dated 7/31/1995, due 8/7/1995       170,000,000
                     ------------------------------------------------------------
  40,000,000         HSBC Securities, Inc., 5.850%, dated 7/31/1995, due 8/1/1995        40,000,000
                     ------------------------------------------------------------
  40,000,000         Harris, Nesbitt Thomson, 5.840%, dated 7/31/1995, due
                     8/1/1995                                                            40,000,000
                     ------------------------------------------------------------


                                       13
TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                         VALUE
----------------     ------------------------------------------------------------    --------------
(B) REPURCHASE AGREEMENTS--CONTINUED
---------------------------------------------------------------------------------
  30,000,000         J.P. Morgan Securities, Inc., 5.840%, dated 7/31/1995, due
                     8/1/1995                                                        $   30,000,000
                     ------------------------------------------------------------
 195,000,000         Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                     due 8/1/1995                                                       195,000,000
                     ------------------------------------------------------------
  93,000,000 (c)     Merrill Lynch, Pierce, Fenner and Smith, 5.700%, dated
                     7/7/1995, due 9/5/1995                                              93,000,000
                     ------------------------------------------------------------
 195,000,000         National Westminster Bank USA, NY, 5.820%, dated 7/31/1995,
                     due 8/1/1995                                                       195,000,000
                     ------------------------------------------------------------
 195,000,000         Nations Bank of North Carolina, 5.800%, dated 7/31/1995, due
                     8/1/1995                                                           195,000,000
                     ------------------------------------------------------------
 120,000,000         Nikko Securities, 5.820%, dated 7/31/1995, due 8/1/1995            120,000,000
                     ------------------------------------------------------------
  50,000,000         State Street Bank and Trust Co., 5.820%, dated 7/31/1995,
                     due 8/1/1995                                                        50,000,000
                     ------------------------------------------------------------
 195,000,000         SBC Capital Markets, 5.820%, dated 7/31/1995, due 8/1/1995         195,000,000
                     ------------------------------------------------------------
 120,000,000         UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995        120,000,000
                     ------------------------------------------------------------    --------------
                       TOTAL REPURCHASE AGREEMENTS                                    2,982,800,000
                     ------------------------------------------------------------    --------------
                       TOTAL INVESTMENTS, AT AMORTIZED COST (d)                      $4,000,707,722
                     ------------------------------------------------------------    --------------
                                                                                     --------------

(a) Each issue shows the rate of discount at the time of purchase.

(b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

(d) Also represents cost for federal tax purposes.

Note:  The categories  of investments  are shown as  a percentage  of net assets
      ($3,984,922,273) at July 31, 1995.


(See Notes which are an integral part of the Financial Statements)

                                       14
TREASURY OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------


ASSETS:
------------------------------------------------------------------
Investments in repurchase agreements                $2,982,800,000
--------------------------------------------------
Investments in securities                            1,017,907,722
--------------------------------------------------  --------------
    Total investments at amortized cost and value                   $4,000,707,722
------------------------------------------------------------------
Cash                                                                       211,164
------------------------------------------------------------------
Income receivable                                                        6,723,593
------------------------------------------------------------------
Receivable for shares sold                                                 256,869
------------------------------------------------------------------  --------------
    Total assets                                                     4,007,899,348
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Payable for shares redeemed                              5,235,807
--------------------------------------------------
Income distribution payable                             17,005,739
--------------------------------------------------
Accrued expenses                                           735,529
--------------------------------------------------  --------------
    Total liabilities                                                   22,977,075
------------------------------------------------------------------  --------------
NET ASSETS for 3,984,922,273 shares outstanding                     $3,984,922,273
------------------------------------------------------------------  --------------
                                                                    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
------------------------------------------------------------------
Institutional Shares:
($3,441,067,673  DIVIDED BY 3,441,067,673 shares
outstanding)                                                                 $1.00
------------------------------------------------------------------  --------------
Institutional Service Shares:
($543,854,600  DIVIDED BY 543,854,600 shares
outstanding)                                                                 $1.00
------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

                                       15
TREASURY OBLIGATIONS FUND

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------
Interest                                                                     $183,952,583
---------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------
Investment advisory fee                                         $ 6,522,177
--------------------------------------------------------------
Administrative personnel and services fee                         2,468,644
--------------------------------------------------------------
Custodian fees                                                      233,169
--------------------------------------------------------------
Transfer agent and dividend disbursing agent fees
and expenses                                                         74,251
--------------------------------------------------------------
Directors'/Trustees' fees                                            13,914
--------------------------------------------------------------
Auditing fees                                                        12,951
--------------------------------------------------------------
Legal fees                                                            4,583
--------------------------------------------------------------
Portfolio accounting fees                                           239,767
--------------------------------------------------------------
Shareholder services fee--Institutional Shares                    7,734,539
--------------------------------------------------------------
Shareholder services fee--Institutional Service
Shares                                                              418,181
--------------------------------------------------------------
Share registration costs                                            626,125
--------------------------------------------------------------
Printing and postage                                                 19,858
--------------------------------------------------------------
Insurance premiums                                                   43,861
--------------------------------------------------------------
Taxes                                                                20,066
--------------------------------------------------------------
Miscellaneous                                                        15,591
--------------------------------------------------------------  -----------
    Total expenses                                               18,447,677
--------------------------------------------------------------
Deduct--
--------------------------------------------------
  Waiver of investment advisory fee                 $3,742,710
--------------------------------------------------
  Waiver of shareholder services
  fee--Institutional Shares                          7,734,539   11,477,249
--------------------------------------------------  ----------  -----------
    Net expenses                                                                6,970,428
---------------------------------------------------------------------------  ------------
      Net investment income                                                  $176,982,155
---------------------------------------------------------------------------  ------------
                                                                             ------------


(See Notes which are an integral part of the Financial Statements)

                                       16
TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                            YEAR ENDED JULY 31,
                                                     ----------------------------------
                                                           1995              1994
                                                     ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------
OPERATIONS--
--------------------------------------------------
Net investment income                                $    176,982,155   $    81,337,110
--------------------------------------------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------
Distributions from net investment income
--------------------------------------------------
  Institutional Shares                                   (167,724,558)      (81,325,025)
--------------------------------------------------
  Institutional Service Shares                             (9,257,597)          (12,085)
--------------------------------------------------   ----------------   ---------------
    Change in net assets resulting from
    distributions to shareholders                        (176,982,155)      (81,337,110)
--------------------------------------------------   ----------------   ---------------
SHARE TRANSACTIONS--
--------------------------------------------------
Proceeds from sale of Shares                           19,110,121,123     9,791,368,504
--------------------------------------------------
Net asset value of Shares issued to shareholders
in payment of distributions declared                       22,269,297         4,797,827
--------------------------------------------------
Cost of Shares redeemed                               (17,739,330,600)   (9,736,785,420)
--------------------------------------------------   ----------------   ---------------
    Change in net assets resulting from share
    transactions                                        1,393,059,820        59,380,911
--------------------------------------------------   ----------------   ---------------
        Change in net assets                            1,393,059,820        59,380,911
--------------------------------------------------
NET ASSETS:
--------------------------------------------------
Beginning of period                                     2,591,862,453     2,532,481,542
--------------------------------------------------   ----------------   ---------------
End of period                                        $  3,984,922,273   $ 2,591,862,453
--------------------------------------------------   ----------------   ---------------
                                                     ----------------   ---------------


(See Notes which are an integral part of the Financial Statements)

                                       17
TREASURY OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.


    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement investment transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price paid under the repurchase agreement transaction.


    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

    Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

                                       18
TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $3,984,922,273. Transactions in shares were as follows:

                                                                               YEAR ENDED JULY 31,
                                                                        ----------------------------------
INSTITUTIONAL SHARES                                                          1995              1994
----------------------------------------------------------------------  ----------------   ---------------
Shares sold                                                               17,554,361,142     9,782,493,254
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            18,926,732         4,785,818
----------------------------------------------------------------------
Shares redeemed                                                          (16,715,195,395)   (9,736,785,420)
----------------------------------------------------------------------  ----------------   ---------------
  Net change resulting from Institutional Shares transactions                858,092,479        50,493,652
----------------------------------------------------------------------  ----------------   ---------------


                                                                               YEAR ENDED JULY 31,
                                                                        ----------------------------------
INSTITUTIONAL SERVICE SHARES                                                  1995              1994*
----------------------------------------------------------------------  ----------------   ---------------
Shares sold                                                                1,555,759,981         8,875,250
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared             3,342,565            12,009
----------------------------------------------------------------------
Shares redeemed                                                           (1,024,135,205)        --
----------------------------------------------------------------------  ----------------   ---------------
  Net change resulting from Institutional Service Shares transactions        534,967,341         8,887,259
----------------------------------------------------------------------  ----------------   ---------------
  Net change resulting from share transactions                             1,393,059,820        59,380,911
----------------------------------------------------------------------  ----------------   ---------------
                                                                        ----------------   ---------------


* For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

                                       19
TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


    INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25 of 1% of average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.


    PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       20
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):


We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP


Pittsburgh, Pennsylvania
September 8, 1995


                                       21
ADDRESSES
--------------------------------------------------------------------------------

Treasury Obligations Fund
              Institutional Shares                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Investment Advisor
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                                2100 One PPG Place
                                                                 Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------

                                       22
--------------------------------------------------------------------------------
                                           TREASURY OBLIGATIONS FUND
                                 (A PORTFOLIO OF MONEY MARKET
                                           OBLIGATIONS TRUST)
                                           INSTITUTIONAL SHARES
                                            PROSPECTUS

                                           A Diversified Portfolio of
                                           Money Market Obligations Trust,
                                           an Open-End Management
                                           Investment Company

                                           Prospectus dated September 30,
                                           1995


[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 60934N500
           9110208A-IS (9/95)                      [RECYCLED PAPER LOGO]



--------------------------------------------------------------------------------
     TREASURY OBLIGATIONS FUND
     (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
     INSTITUTIONAL SERVICE SHARES
     PROSPECTUS

     The Institutional Service Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. Treasury securities to provide current income consistent with stability of principal.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

     This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

     The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Prospectus dated September 30, 1995
TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                        1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                 2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Investment Limitations                         4
  Regulatory Compliance                          5

TRUST INFORMATION                                5
--------------------------------------------------
  Management of the Trust                        5
  Distribution of Shares                         6
  Administration of the Fund                     6
NET ASSET VALUE                                  7
--------------------------------------------------
INVESTING IN THE FUND                            7
--------------------------------------------------
  Share Purchases                                7
  Minimum Investment Required                    8
  Subaccounting Services                         8
  Certificates and Confirmations                 8
  Dividends                                      8
  Capital Gains                                  8

REDEEMING SHARES                                 9
--------------------------------------------------
  By Mail                                        9
  Telephone Redemption                           9
  Accounts with Low Balances                    10

SHAREHOLDER INFORMATION                         10
--------------------------------------------------
  Voting Rights                                 10
  Massachusetts Partnership Law                 11

TAX INFORMATION                                 11
--------------------------------------------------
  Federal Income Tax                            11
  Pennsylvania Corporate and Personal
    Property Taxes                              11

OTHER CLASSES OF SHARES                         11
--------------------------------------------------
PERFORMANCE INFORMATION                         12
--------------------------------------------------
FINANCIAL STATEMENTS                            13
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   21
--------------------------------------------------
ADDRESSES                                       22
--------------------------------------------------


                                       I
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SERVICE SHARES
                            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................       None
Exchange Fee............................................................................       None


                               ANNUAL OPERATING EXPENSES
                        (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................      0.08%
12b-1 Fee...............................................................................       None
Total Other Expenses....................................................................      0.37%
  Shareholder Services Fee...................................................      0.25%
        Total Operating Expenses (2)....................................................      0.45%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.
(2) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


EXAMPLE                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............     $5         $14        $25        $57

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1
TREASURY OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants, on page 21.



                                                               YEAR ENDED JULY 31,
                                                              ---------------------
                                                                1995       1994(a)
------------------------------------------------------------  --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 1.00       $ 1.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                          0.05         0.003
------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                      (0.05)       (0.003)
------------------------------------------------------------  --------     --------
NET ASSET VALUE, END OF PERIOD                                 $ 1.00       $ 1.00
------------------------------------------------------------  --------     --------
                                                              --------     --------
TOTAL RETURN (b)                                                 5.23%        0.29%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                       0.45%        0.39%(c)
------------------------------------------------------------
  Net investment income                                          5.53%        4.26%(c)
------------------------------------------------------------
  Expense waiver/reimbursement (d)                               0.11%        0.10%(c)
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                     $543,855     $8,887
------------------------------------------------------------

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

                                       2
GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS.   The  Fund invests  only in  U.S. Treasury  securities,
which are fully guaranteed as to principal and interest by the United States.

                                       3
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

                                       4
REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are

                                       5
    presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such
periods  as  deemed  appropriate,  the  amount  stated  above  may  be   reduced
voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%              on the first $250 million
             .125 of 1%             on the next $250 million
             .10 of 1%              on the next $250 million
             .075 of 1%             on assets in excess of $750 million

                                       6
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN.   State Street Bank  and Trust Company, Boston,  MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nom-


                                       7

inee or Institution Name; and ABA Number 011000028. The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.


BY MAIL. To purchase by mail, send a check made payable to Treasury Obligations Fund--Institutional Service Shares to: Federated Services Company, Treasury Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.


SUBACCOUNTING SERVICES


Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

                                       8
REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Treasury Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Treasury Obligations Fund--Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone

                                       9
requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 5:00 p.m. (Eastern time). The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                                       10
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER STATE AND LOCAL TAXES.   Shareholders are urged  to consult their own  tax
advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.


                                       11

Institutional  Shares   are  distributed   with   no  12b-1   fees.   Currently,
Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       12
TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                         VALUE
----------------     ------------------------------------------------------------    --------------
SHORT TERM U.S. TREASURY OBLIGATIONS--25.5%
---------------------------------------------------------------------------------
                     (a) U.S. TREASURY BILLS--16.7%
                     ------------------------------------------------------------
$681,000,000         6.830% - 5.550%, 8/17/1995 - 5/30/1996                          $  666,042,514
                     ------------------------------------------------------------    --------------
                     U.S. TREASURY NOTES--8.8%
                     ------------------------------------------------------------
 350,500,000         3.875% - 9.375%, 8/31/1995 - 5/15/1996                             351,865,208
                     ------------------------------------------------------------    --------------
                       TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                     1,017,907,722
                     ------------------------------------------------------------    --------------
(b) REPURCHASE AGREEMENTS--74.9%
---------------------------------------------------------------------------------
  50,000,000         Aubrey G. Lanston and Company, Inc., 5.850%, dated
                     7/31/1995, due 8/1/1995                                             50,000,000
                     ------------------------------------------------------------
 150,000,000         BA Securities, Inc., 5.810%, dated 7/31/1995, due 8/1/1995         150,000,000
                     ------------------------------------------------------------
 155,000,000         B.T. Securities Corporation, 5.840%, dated 7/31/1995, due
                     8/1/1995                                                           155,000,000
                     ------------------------------------------------------------
 170,000,000         BOT Securites, Inc., Tokyo, 5.800%, dated 7/31/1995, due
                     8/1/1995                                                           170,000,000
                     ------------------------------------------------------------
  54,800,000         Barclays de Zoete Wedd Securities, Inc., 5.840%, dated
                     7/31/1995, due 8/1/1995                                             54,800,000
                     ------------------------------------------------------------
 195,000,000         Bear, Stearns and Co., 5.810%, dated 7/31/1995, due 8/1/1995       195,000,000
                     ------------------------------------------------------------
 195,000,000         Chemical Banking Corp., 5.820%, dated 7/31/1995, due
                     8/1/1995                                                           195,000,000
                     ------------------------------------------------------------
 195,000,000         Daiwa Securities America, Inc., 5.800%, dated 7/31/1995, due
                     8/1/1995                                                           195,000,000
                     ------------------------------------------------------------
  80,000,000         Deutsche Bank Government Securities, Inc., 5.850%, dated
                     7/31/1995, due 8/1/1995                                             80,000,000
                     ------------------------------------------------------------
 100,000,000         Dresdner Securities (USA), Inc., 5.820%, dated 7/31/1995,
                     due 8/1/1995                                                       100,000,000
                     ------------------------------------------------------------
 195,000,000         First Chicago Capital Markets, Inc., 5.820%, dated
                     7/31/1995, due 8/1/1995                                            195,000,000
                     ------------------------------------------------------------
 170,000,000         Fuji Securities, Inc., 5.820%, dated 7/31/1995, due 8/7/1995       170,000,000
                     ------------------------------------------------------------
  40,000,000         HSBC Securities, Inc., 5.850%, dated 7/31/1995, due 8/1/1995        40,000,000
                     ------------------------------------------------------------
  40,000,000         Harris, Nesbitt Thomson, 5.840%, dated 7/31/1995, due
                     8/1/1995                                                            40,000,000
                     ------------------------------------------------------------


                                       13
TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                         VALUE
----------------     ------------------------------------------------------------    --------------
REPURCHASE AGREEMENTS--CONTINUED
---------------------------------------------------------------------------------
                     U.S. TREASURY NOTES--CONTINUED
                     ------------------------------------------------------------
$ 30,000,000         J.P. Morgan Securities, Inc., 5.840%, dated 7/31/1995, due
                     8/1/1995                                                        $   30,000,000
                     ------------------------------------------------------------
 195,000,000         Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                     due 8/1/1995                                                       195,000,000
                     ------------------------------------------------------------
  93,000,000 (c)     Merrill Lynch, Pierce, Fenner and Smith, 5.700%, dated
                     7/7/1995, due 9/5/1995                                              93,000,000
                     ------------------------------------------------------------
 195,000,000         National Westminster Bank USA, NY, 5.820%, dated 7/31/1995,
                     due 8/1/1995                                                       195,000,000
                     ------------------------------------------------------------
 195,000,000         Nations Bank of North Carolina, 5.800%, dated 7/31/1995, due
                     8/1/1995                                                           195,000,000
                     ------------------------------------------------------------
 120,000,000         Nikko Securities, 5.820%, dated 7/31/1995, due 8/1/1995            120,000,000
                     ------------------------------------------------------------
  50,000,000         State Street Bank and Trust Co., 5.820%, dated 7/31/1995,
                     due 8/1/1995                                                        50,000,000
                     ------------------------------------------------------------
 195,000,000         SBC Capital Markets, 5.820%, dated 7/31/1995, due 8/1/1995         195,000,000
                     ------------------------------------------------------------
 120,000,000         UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995        120,000,000
                     ------------------------------------------------------------    --------------
                       TOTAL REPURCHASE AGREEMENTS                                    2,982,800,000
                     ------------------------------------------------------------    --------------
                       TOTAL INVESTMENTS, AT AMORTIZED COST (d)                      $4,000,707,722
                     ------------------------------------------------------------    --------------
                                                                                     --------------

(a)  Each issue shows the rate of discount at the time of purchase.

(b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

(d)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($3,984,922,273) at July 31, 1995.


(See Notes which are an integral part of the Financial Statements)

                                       14
TREASURY OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------


ASSETS:
------------------------------------------------------
Investments in repurchase agreements                      $2,982,800,000
------------------------------------------------------
Investments in securities                                  1,017,907,722
------------------------------------------------------    --------------
    Total investments at amortized cost and value                           $4,000,707,722
------------------------------------------------------------------------
Cash                                                                               211,164
------------------------------------------------------------------------
Income receivable                                                                6,723,593
------------------------------------------------------------------------
Receivable for shares sold                                                         256,869
------------------------------------------------------------------------    --------------
    Total assets                                                             4,007,899,348
------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------
Payable for shares redeemed                                    5,235,807
------------------------------------------------------
Income distribution payable                                   17,005,739
------------------------------------------------------
Accrued expenses                                                 735,529
------------------------------------------------------    --------------
    Total liabilities                                                           22,977,075
------------------------------------------------------------------------    --------------
NET ASSETS for 3,984,922,273 shares outstanding                             $3,984,922,273
------------------------------------------------------------------------    --------------
                                                                            --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
------------------------------------------------------------------------
Institutional Shares:
($3,441,067,673 DIVIDED BY 3,441,067,673 shares outstanding)                $         1.00
------------------------------------------------------------------------    --------------
                                                                            --------------
Institutional Service Shares:
($543,854,600 DIVIDED BY 543,854,600 shares outstanding)                    $         1.00
------------------------------------------------------------------------    --------------
                                                                            --------------


(See Notes which are an integral part of the Financial Statements)

                                       15
TREASURY OBLIGATIONS FUND

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------


INVESTMENT INCOME:
-------------------------------------------------------------------------------
Interest                                                                           $183,952,583
-------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------
Investment advisory fee                                             $ 6,522,177
----------------------------------------------------------------
Administrative personnel and services fee                             2,468,644
----------------------------------------------------------------
Custodian fees                                                          233,169
----------------------------------------------------------------
Transfer agent and dividend disbursing agent fees
and expenses                                                             74,251
----------------------------------------------------------------
Directors'/Trustees' fees                                                13,914
----------------------------------------------------------------
Auditing fees                                                            12,951
----------------------------------------------------------------
Legal fees                                                                4,583
----------------------------------------------------------------
Portfolio accounting fees                                               239,767
----------------------------------------------------------------
Shareholder services fee--Institutional Shares                        7,734,539
----------------------------------------------------------------
Shareholder services fee--Institutional Service
Shares                                                                  418,181
----------------------------------------------------------------
Share registration costs                                                626,125
----------------------------------------------------------------
Printing and postage                                                     19,858
----------------------------------------------------------------
Insurance premiums                                                       43,861
----------------------------------------------------------------
Taxes                                                                    20,066
----------------------------------------------------------------
Miscellaneous                                                            15,591
----------------------------------------------------------------    -----------
    Total expenses                                                   18,447,677
----------------------------------------------------------------
Deduct--
--------------------------------------------------
  Waiver of investment advisory fee                   $3,742,710
--------------------------------------------------
  Waiver of shareholder services
  fee--Institutional Shares                            7,734,539     11,477,249
--------------------------------------------------    ----------    -----------
    Net expenses                                                                      6,970,428
-------------------------------------------------------------------------------    ------------
      Net investment income                                                        $176,982,155
-------------------------------------------------------------------------------    ------------
                                                                                   ------------


(See Notes which are an integral part of the Financial Statements)

                                       16
TREASURY OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                      YEAR ENDED JULY 31,
                                               ---------------------------------
                                                     1995             1994
                                               ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------
OPERATIONS--
---------------------------------------------
Net investment income                          $    176,982,155  $    81,337,110
---------------------------------------------  ----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------
Distributions from net investment income
---------------------------------------------
  Institutional Shares                             (167,724,558)     (81,325,025)
---------------------------------------------
  Institutional Service Shares                       (9,257,597)         (12,085)
---------------------------------------------  ----------------  ---------------
    Change in net assets resulting from
    distributions to shareholders                  (176,982,155)     (81,337,110)
---------------------------------------------  ----------------  ---------------
SHARE TRANSACTIONS--
---------------------------------------------
Proceeds from sale of Shares                     19,110,121,123    9,791,368,504
---------------------------------------------
Net asset value of Shares issued to
shareholders in payment of distributions
declared                                             22,269,297        4,797,827
---------------------------------------------
Cost of Shares redeemed                         (17,739,330,600)  (9,736,785,420)
---------------------------------------------  ----------------  ---------------
    Change in net assets resulting from share
      transactions                                1,393,059,820       59,380,911
---------------------------------------------  ----------------  ---------------
        Change in net assets                      1,393,059,820       59,380,911
---------------------------------------------
NET ASSETS:
---------------------------------------------
Beginning of period                               2,591,862,453    2,532,481,542
---------------------------------------------  ----------------  ---------------
End of period                                  $  3,984,922,273  $ 2,591,862,453
---------------------------------------------  ----------------  ---------------
                                               ----------------  ---------------


(See Notes which are an integral part of the Financial Statements)

                                       17
TREASURY OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.



    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement investment transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price paid under the repurchase agreement transaction.


    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

    Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


                                       18
TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------


    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.



    OTHER--Investment transactions are accounted for on the trade date.


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $3,984,922,273. Transactions in shares were as follows:

                                                          YEAR ENDED JULY 31,
                                                    -------------------------------
INSTITUTIONAL SHARES                                     1995             1994
--------------------------------------------------  ---------------  --------------
Shares sold                                          17,554,361,142   9,782,493,254
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                   18,926,732       4,785,818
--------------------------------------------------
Shares redeemed                                     (16,715,195,395) (9,736,785,420)
--------------------------------------------------  ---------------  --------------
  Net change resulting from Institutional Shares
  transactions                                          858,092,479      50,493,652
--------------------------------------------------  ---------------  --------------
                                                    ---------------  --------------


                                                          YEAR ENDED JULY 31,
                                                    -------------------------------
INSTITUTIONAL SERVICE SHARES                             1995            1994*
--------------------------------------------------  ---------------  --------------
Shares sold                                           1,555,759,981       8,875,250
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    3,342,565          12,009
--------------------------------------------------
Shares redeemed                                      (1,024,135,205)       --
--------------------------------------------------  ---------------  --------------
  Net change resulting from Institutional Service
  Shares transactions                                   534,967,341       8,887,259
--------------------------------------------------  ---------------  --------------
                                                    ---------------  --------------
    Net change resulting from share transactions      1,393,059,820      59,380,911
--------------------------------------------------  ---------------  --------------
                                                    ---------------  --------------

* For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

                                       19
TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25 of 1% of average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       20
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):


We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP


Pittsburgh, Pennsylvania
September 8, 1995


                                       21
ADDRESSES
--------------------------------------------------------------------------------

Treasury Obligations Fund
              Institutional Service Shares                       Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Investment Adviser
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                                2100 One PPG Place
                                                                 Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------

                                       22
--------------------------------------------------------------------------------
                                           TREASURY OBLIGATIONS FUND
                                           (A PORTFOLIO OF MONEY MARKET
                                           OBLIGATIONS TRUST)
                                           INSTITUTIONAL SERVICE SHARES
                                            PROSPECTUS

                                           A Diversified Portfolio of
                                           Money Market Obligations Trust,
                                           an Open-End Management
                                           Investment Company

                                           Prospectus dated September 30,
                                           1995

[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 60934N872
           9110208A-SS (9/95)                      [RECYCLED PAPER LOGO]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             7
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              8
------------------------------------------------------

  Management of the Trust                                                      8
  Distribution of Shares                                                       9
  Administration of the Fund                                                   9

NET ASSET VALUE                                                               10
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      11
  Certificates and Confirmations                                              11
  Dividends                                                                   11
  Capital Gains                                                               11

REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               13


TAX INFORMATION                                                               14

------------------------------------------------------


  Federal Income Tax                                                          14

  Pennsylvania Corporate and
     Personal Property Taxes                                                  14


OTHER CLASSES OF SHARES                                                       14

------------------------------------------------------


PERFORMANCE INFORMATION                                                       15

------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  30

------------------------------------------------------


ADDRESSES                                                                     31

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES
  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).........   None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................   None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................   None
Exchange Fee........................................................................   None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fee (after waiver)(1).....................................................    0.07%
12b-1 Fee............................................................................     None
Total Other Expenses.................................................................    0.13%
     Shareholder Services Fee(2).............................................   0.00%
Total Operating Expenses(3)..........................................................    0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.58% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN INSTITUTIONAL SHARES" AND "MONEY MARKET OBLIGATIONS TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

                       EXAMPLE                          1 year    3 years    5 years    10 years
-----------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period..........     $2        $ 6        $11        $ 26

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PRIME OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of the Independent Public Accountants on page
30.



                                                                   YEAR ENDED JULY 31,
                                            ------------------------------------------------------------------
                                             1995        1994        1993        1992        1991       1990(A)
                                            ------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                       0.06        0.03        0.03        0.05        0.07        0.03
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                     (0.06)      (0.03)      (0.03)      (0.05)      (0.07)      (0.03)
-----------------------------------------   ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------------------------------------   ------      ------      ------      ------      ------      ------
TOTAL RETURN (B)                              5.65%       3.47%       3.25%       4.74%       7.30%       2.89%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                    0.20%       0.20%       0.20%       0.20%       0.20%       0.20%(c)
-----------------------------------------
  Net investment income                       5.60%       3.47%       3.20%       4.53%       6.54%       8.21%(c)
-----------------------------------------
  Expense waiver/reimbursement (d)            0.38%       0.14%       0.09%       0.10%       0.24%       0.68%(c)
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)   $2,457,797  $1,250,979  $1,098,159  $917,418    $473,593    $34,777
-----------------------------------------


(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term money market securities. A minimum initial investment of $25,000 is required.



Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES


The Fund pursues its investment objective by investing primarily in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.


CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. Concentrating investments in any one industry may subject the Fund to more risk than if it did not concentrate investments.

In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                             AVERAGE AGGREGATE
              MAXIMUM FEE                     DAILY NET ASSETS
    --------------------------------  ------------------------------------
               .15 of 1%                  on the first $250 million
               .125 of 1%                  on the next $250 million
               .10 of 1%                   on the next $250 million
               .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Obligations Fund-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.



BY MAIL. To purchase by mail, send a check made payable to Prime Obligations Fund-Institutional Shares to: Federated Services Company, Prime Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.



SUBACCOUNTING SERVICES


Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Prime Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Prime Obligations Fund-Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 5:00 p.m. (Eastern time). The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Peoples Bank, Bridgeport, CT, owned approximately 149,257,858 shares (36.34%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency of fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.



Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


PRIME OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
BANK NOTES--2.9%
---------------------------------------------------------------------------------
                    BANKING--2.9%
                    -------------------------------------------------------------
$ 15,000,000        Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995                 $   15,000,989
                    -------------------------------------------------------------
  72,000,000        Mellon Bank NA, Pittsburgh, 6.000%-6.240%,
                    10/20/1995-11/28/1995                                               72,000,000
                    -------------------------------------------------------------   --------------
                    TOTAL BANK NOTES                                                    87,000,989
                    -------------------------------------------------------------   --------------
(A)COMMERCIAL PAPER--62.2%
---------------------------------------------------------------------------------
                    BANKING--19.0%
                    -------------------------------------------------------------
  15,000,000        ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank
                    N.V., Amsterdam), 5.809%, 12/27/1995                                14,651,583
                    -------------------------------------------------------------
 140,000,000        Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                    PLC, London), 5.709%-6.348%, 8/9/1995-1/22/1996                    138,243,523
                    -------------------------------------------------------------
 108,000,000        Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                    Imperial Bank of Commerce, Toronto), 5.754%-6.452%,
                    8/16/1995-10/23/1995                                               107,135,856
                    -------------------------------------------------------------
  24,700,000        City of Cleveland, (Union Bank of Switzerland, Zurich LOC),
                    5.950%, 10/4/1995                                                   24,700,000
                    -------------------------------------------------------------
  79,100,000        Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank
                    AG, Frankfurt), 5.749%-5.841%, 10/25/1995-1/22/1996                 77,608,628
                    -------------------------------------------------------------
  45,000,000        Dresdner US Finance, 5.936%-5.984%, 9/5/1995-12/21/1995             44,486,209
                    -------------------------------------------------------------
  24,000,000        J.P. Morgan & Co., Inc., 5.756%, 1/22/1996                          23,351,560
                    -------------------------------------------------------------
  70,547,000        Queensland Alumina Ltd., (Credit Suisse, Zurich LOC),
                    5.940%-6.101%, 8/1/1995-9/14/1995                                   70,285,776
                    -------------------------------------------------------------
  19,800,000        Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                   19,308,718
                    -------------------------------------------------------------
   1,000,000        Societe Generale North America, Inc., (Guaranteed by Societe
                    Generale, Paris), 5.724%, 1/23/1996                                    972,972
                    -------------------------------------------------------------
  40,000,000        Toronto Dominion Holdings (USA), Inc., (Guaranteed by
                    Toronto-Dominion Bank), 5.870%-6.390%, 9/7/1995-12/8/1995           39,464,261
                    -------------------------------------------------------------   --------------
                    Total                                                              560,209,086
                    -------------------------------------------------------------   --------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(A)COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
                    DIVERSIFIED--0.7%
                    -------------------------------------------------------------
$ 20,000,000        Rockwell International Corp., 6.336%, 9/13/1995                 $   19,853,322
                    -------------------------------------------------------------   --------------
                    ELECTRONICS--0.3%
                    -------------------------------------------------------------
  10,000,000        Hewlett-Packard Co., 5.918%, 9/28/1995                               9,906,072
                    -------------------------------------------------------------   --------------
                    FINANCE-COMMERCIAL--23.6%
                    -------------------------------------------------------------
  90,400,000        Asset Securitization Cooperative Corp., 5.740%-5.969%,
                    8/30/1995-10/20/1995                                                89,658,264
                    -------------------------------------------------------------
 122,700,000        Beta Finance, Inc., 5.630%-6.450%, 8/14/1995-1/29/1996             121,182,697
                    -------------------------------------------------------------
  80,700,000        CIESCO, Inc., 5.687%-6.356%, 8/25/1995-10/27/1995                   79,963,340
                    -------------------------------------------------------------
 116,000,000        CIT Group Holdings, Inc., 5.760%-6.217%, 8/29/1995-12/22/1995      114,015,734
                    -------------------------------------------------------------
  31,000,000        Corporate Asset Funding Co., Inc. (CAFCO), 5.843%-6.271%,
                    9/15/1995-11/7/1995                                                 30,721,169
                    -------------------------------------------------------------
  24,620,000        Falcon Asset Securitization Corp., 5.752%-5.815%,
                    10/26/1995-1/22/1996                                                24,135,125
                    -------------------------------------------------------------
 135,000,000        General Electric Capital Corp., 5.750%-6.317%,
                    9/5/1995-1/23/1996                                                 133,106,685
                    -------------------------------------------------------------
  81,575,000        PREFCO-Preferred Receivables Funding Co., 5.868%-6.113%,
                    8/9/1995-11/15/1995                                                 80,720,284
                    -------------------------------------------------------------
  26,300,000        Sheffield Receivables Corp., 6.100%-6.101%,
                    8/9/1995-8/10/1995                                                  26,263,600
                    -------------------------------------------------------------   --------------
                    Total                                                              699,766,898
                    -------------------------------------------------------------   --------------
                    FINANCE-RETAIL--10.7%
                    -------------------------------------------------------------
 109,000,000        Associates Corp. of North America, 5.699%-6.163%,
                    8/4/1995-10/31/1995                                                108,314,529
                    -------------------------------------------------------------
 118,700,000        Ford Credit Receivables Funding, Inc., 5.720%-6.207%,
                    8/24/1995-10/23/1995                                               117,685,863
                    -------------------------------------------------------------
  67,000,000        New Center Asset Trust, A1+/P1 Series, 6.214%-6.314%,
                    10/10/1995-10/20/1995                                               66,164,109
                    -------------------------------------------------------------
  25,000,000        Norwest Financial, Inc., 5.833%, 10/2/1995                          24,752,431
                    -------------------------------------------------------------   --------------
                    Total                                                              316,916,932
                    -------------------------------------------------------------   --------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(A)COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
                    INSURANCE--1.6%
                    -------------------------------------------------------------
$ 15,000,000        City of New York G.O. 1995-B, (FGIC-SPI Gtd.),
                    6.241%, 8/22/1995                                               $   15,000,000
                    -------------------------------------------------------------
  10,175,000        Marsh & McLennan Cos., Inc., 5.944%-6.453%,
                    9/25/1995-12/1/1995                                                 10,027,975
                    -------------------------------------------------------------
  22,783,000        Prospect Street Senior Portfolio, L.P., (Guaranteed by
                    Financial Security Assurance, Inc.), 5.805%-6.273%,
                    9/6/1995-11/10/1995                                                 22,506,070
                    -------------------------------------------------------------   --------------
                    Total                                                               47,534,045
                    -------------------------------------------------------------   --------------
                    MISCELLANEOUS--0.5%
                    -------------------------------------------------------------
  15,000,000        Procter & Gamble Co., 5.845%, 10/16/1995                            14,817,917
                    -------------------------------------------------------------   --------------
                    OIL & OIL FINANCE--1.1%
                    -------------------------------------------------------------
  33,000,000        Koch Industries, Inc., 5.851%, 8/1/1995                             33,000,000
                    -------------------------------------------------------------   --------------
                    TELECOMMUNICATIONS--4.7%
                    -------------------------------------------------------------
 139,620,000        AT&T Corp., 5.739%-6.373%, 8/11/1995-12/1/1995                     138,331,098
                    -------------------------------------------------------------   --------------
                    TOTAL COMMERCIAL PAPER                                           1,840,335,370
                    -------------------------------------------------------------   --------------
CORPORATE NOTES--1.2%
---------------------------------------------------------------------------------
                    BANKING--1.2%
                    -------------------------------------------------------------
  33,787,467        Banc One Corp., 6.363%, 4/15/1996                                   33,787,468
                    -------------------------------------------------------------   --------------
                    TOTAL CORPORATE NOTES                                               33,787,468
                    -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--18.3%
---------------------------------------------------------------------------------
                    BANKING--13.1%
                    -------------------------------------------------------------
   4,045,000        500 South Front St. L.P., Series A, (Huntington National
                    Bank, Columbus, OH LOC), 5.890%, 8/3/1995                            4,045,000
                    -------------------------------------------------------------
   6,500,000        500 South Front St. L.P., Series B, (Huntington National
                    Bank, Columbus, OH LOC), 5.890%, 8/3/1995                            6,500,000
                    -------------------------------------------------------------
  10,927,000        Adesa Funding Corp., (Bank One, Indianapolis, IN LOC),
                    5.840%, 8/3/1995                                                    10,927,000
                    -------------------------------------------------------------
   8,455,000        Alexandria Executive Club L.P., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  8,455,000
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
                    BANKING--CONTINUED
                    -------------------------------------------------------------
$  9,000,000        Arrow N.A., Inc., (Huntington National Bank, Columbus, OH
                    LOC), 5.885%, 8/3/1995                                          $    9,000,000
                    -------------------------------------------------------------
  16,900,000        Beverly California Corp., (PNC Bank, N.A. LOC),
                    5.869%, 8/7/1995                                                    16,900,000
                    -------------------------------------------------------------
   1,642,790        Bowling Green Manor L.P., (Huntington National Bank,
                    Columbus, OH LOC), 5.885%, 8/3/1995                                  1,642,790
                    -------------------------------------------------------------
  17,400,000        CMH Funding, (Huntington National Bank, Columbus, OH LOC),
                    6.060%, 1/3/1996                                                    17,400,000
                    -------------------------------------------------------------
  21,558,000        Capital One Funding Corp. 1994-C, Series 1994-C, (Bank One,
                    Cleveland, N.A. LOC), 6.069%, 8/3/1995                              21,558,000
                    -------------------------------------------------------------
  26,300,000        Capital One Funding Corp. 1995-A, (Bank One, Indianapolis, IN
                    LOC), 5.885%, 8/3/1995                                              26,300,000
                    -------------------------------------------------------------
  17,446,000        Capital One Funding Corp. 1995-B, (Liberty National Bank &
                    Trust Co. LOC), 5.840%, 8/3/1995                                    17,446,000
                    -------------------------------------------------------------
   1,062,337        Clyde Manor L.P., (Huntington National Bank, Columbus, OH
                    LOC), 5.885%, 8/3/1995                                               1,062,337
                    -------------------------------------------------------------
   2,500,000        Crystal Enterprises, Inc., Series 1995, (NBD Bank, N.A.,
                    Detroit, MI LOC), 5.900%, 8/3/1995                                   2,500,000
                    -------------------------------------------------------------
   4,020,000        Eastwinds Investment, Ltd., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  4,020,000
                    -------------------------------------------------------------
   5,000,000        G.M.H. Enterprises, Inc., Series 1995, (National City Bank,
                    Cleveland, OH LOC), 5.950%, 8/3/1995                                 5,000,000
                    -------------------------------------------------------------
   2,420,000        Grote Family L.P., (Huntington National Bank, Columbus, OH
                    LOC), 5.885%, 8/3/1995                                               2,420,000
                    -------------------------------------------------------------
  12,300,000        Hunt Club Apartments, Inc., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/2/1995                                 12,300,000
                    -------------------------------------------------------------
   1,700,000        Jade Sterling Steel Co., Inc., (Huntington National Bank,
                    Columbus, OH LOC), 5.885%, 8/3/1995                                  1,700,000
                    -------------------------------------------------------------
   4,200,000        Kokosing Construction Co., Inc., (National City Bank,
                    Cleveland, OH LOC), 5.950%, 8/2/1995                                 4,200,000
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
                    BANKING--CONTINUED
                    -------------------------------------------------------------
$  8,600,000        Mississippi Business Finance Corp., (Comerica Bank, Detroit,
                    MI LOC), 5.885%, 8/3/1995                                       $    8,600,000
                    -------------------------------------------------------------
   2,000,000        Mississippi Business Finance Corp., Series 1995 Plantation
                    Pointe, LP Project, (Amsouth Bank N.A., Birmingham LOC),
                    5.885%, 8/3/1995                                                     2,000,000
                    -------------------------------------------------------------
   4,885,000        Olen Corp., (National City Bank, Cleveland, OH LOC), 5.950%,
                    8/2/1995                                                             4,885,000
                    -------------------------------------------------------------
   1,800,000        Roby Company Ltd. Partnership, (Huntington National Bank,
                    Columbus, OH LOC), 5.850%, 8/3/1995                                  1,800,000
                    -------------------------------------------------------------
   7,730,000        Roby Company Ltd. Partnership, (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  7,730,000
                    -------------------------------------------------------------
  13,450,000        Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC),
                    5.896%, 8/2/1995                                                    13,450,000
                    -------------------------------------------------------------
   6,100,000        S.I.D.A. (Alabama) Miltope Project, Series 1994, (First
                    Alabama Bank, Birmingham LOC), 6.135%, 8/3/1995                      6,100,000
                    -------------------------------------------------------------
  11,100,000        S.I.D.A. (Alabama),TRB (Wellborn Cabinet, Inc.), (Amsouth
                    Bank N.A., Birmingham LOC), 5.930%, 8/2/1995                        11,100,000
                    -------------------------------------------------------------
  20,000,000    (c) SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty
                    Trust Co., New York), 6.205%, 8/11/1995                             19,999,686
                    -------------------------------------------------------------
 101,000,000    (c) SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty
                    Trust Co., New York), 5.895%, 8/1/1995                             100,975,741
                    -------------------------------------------------------------
   7,040,000        Shenandoah Partners L.P., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  7,040,000
                    -------------------------------------------------------------
   3,418,000        Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.840%,
                    8/3/1995                                                             3,418,000
                    -------------------------------------------------------------
   6,569,000        Vista Funding Corp., (Fifth Third Bank of Northwestern OH
                    LOC), 5.885%, 8/3/1995                                               6,569,000
                    -------------------------------------------------------------
  11,500,000        Vista Funding Corp., 1995-B, (Fifth Third Bank of
                    Northwestern OH LOC), 5.885%, 8/3/1995                              11,500,000
                    -------------------------------------------------------------
   1,011,431        Wauseon Manor II L.P., (Huntington National Bank, Columbus,
                    OH LOC), 5.885%, 8/3/1995                                            1,011,431
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
                    BANKING--CONTINUED
                    -------------------------------------------------------------
$  3,775,000        Wexner Heritage House, (Huntington National Bank, Columbus,
                    OH LOC), 5.885%, 8/3/1995                                       $    3,775,000
                    -------------------------------------------------------------
   2,445,000        YMCA of Central, OH, (Huntington National Bank, Columbus, OH
                    LOC), 5.890%, 8/3/1995                                               2,445,000
                    -------------------------------------------------------------   --------------
                    Total                                                              385,774,985
                    -------------------------------------------------------------   --------------
                    ELECTRICAL EQUIPMENT--1.2%
                    -------------------------------------------------------------
   8,840,838        GS Funding Corp., (Guaranteed by General Electric Co.),
                    5.869%, 7/31/1995                                                    8,840,838
                    -------------------------------------------------------------
   6,000,000        Lauda Air, Luftfahrt, (Guaranteed by General Electric Co.),
                    5.881%, 8/1/1995                                                     6,000,000
                    -------------------------------------------------------------
  19,918,165        Northwest Airlines, Inc., (Guaranteed by General Electric
                    Co.), 5.897%, 7/31/1995                                             19,918,165
                    -------------------------------------------------------------   --------------
                    Total                                                               34,759,003
                    -------------------------------------------------------------   --------------
                    FINANCE-COMMERCIAL--1.2%
                    -------------------------------------------------------------
  36,000,000        Money Market Auto Loan Trust, (Guaranteed by Cap MAC),
                    6.015%, 8/15/1995                                                   36,000,000
                    -------------------------------------------------------------   --------------
                    FINANCE-RETAIL--1.1%
                    -------------------------------------------------------------
  31,825,493        Carco Auto Loan Master Trust, Series 1993-2, Class A1,
                    5.785%, 8/15/1995                                                   31,825,493
                    -------------------------------------------------------------   --------------
                    INSURANCE--0.8%
                    -------------------------------------------------------------
  25,000,000    (c) Peoples Security Life Insurance, 6.300%, 8/1/1995                   25,000,000
                    -------------------------------------------------------------   --------------
                    MUNICIPAL--0.9%
                    -------------------------------------------------------------
  26,700,000    (c) Columbus, OH, 6.135%, 8/3/1995                                      26,700,000
                    -------------------------------------------------------------   --------------
                    TOTAL VARIABLE RATE INSTRUMENTS                                    540,059,481
                    -------------------------------------------------------------   --------------
(D)REPURCHASE AGREEMENTS--15.6%
---------------------------------------------------------------------------------
     700,000        Bear, Stearns & Co., Inc., 5.81%, dated 7/31/1995, due
                    8/1/1995                                                               700,000
                    -------------------------------------------------------------
 135,748,000        First Chicago Capital Markets, Inc., 5.82%, dated 7/31/1995,
                    due 8/1/1995                                                       135,748,000
                    -------------------------------------------------------------
 147,451,000        Fuji Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995        147,451,000
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(D)REPURCHASE AGREEMENTS--CONTINUED
---------------------------------------------------------------------------------
$ 10,516,000        PaineWebber, Inc., 5.85%, dated 7/31/1995, due 8/1/1995         $   10,516,000
                    -------------------------------------------------------------
     211,000        State Street Bank and Trust Co., 5.82%, dated 7/31/1995, due
                    8/1/1995                                                               211,000
                    -------------------------------------------------------------
 167,090,000        UBS Securities, Inc., 5.80%, dated 7/31/1995, due 8/1/1995         167,090,000
                    -------------------------------------------------------------   --------------
                    TOTAL REPURCHASE AGREEMENTS                                        461,716,000
                    -------------------------------------------------------------   --------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST (E)                        $2,962,899,308
                    -------------------------------------------------------------   --------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Restricted Securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these amounted to 6.0% of net assets.

(d) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,958,751,318) at July 31, 1995.

The following acronyms are used throughout this portfolio:

LOC   -- Letter of Credit
LP    -- Limited Partnership
PLC   -- Public Limited Company
TRB   -- Taxable Revenue Bond

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in repurchase agreements                             $  461,716,000
--------------------------------------------------------------
Investments in securities                                         2,501,183,308
--------------------------------------------------------------   --------------
     Total investments, at amortized cost and value                                $2,962,899,308
-------------------------------------------------------------------------------
Income receivable                                                                       5,325,668
-------------------------------------------------------------------------------
Receivable for shares sold                                                              8,182,417
-------------------------------------------------------------------------------    --------------
     Total assets                                                                   2,976,407,393
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------
Payable for shares redeemed                                           3,166,500
--------------------------------------------------------------
Income distribution payable                                          10,170,581
--------------------------------------------------------------
Accrued expenses                                                        707,730
--------------------------------------------------------------
Payable to Bank                                                       3,611,264
--------------------------------------------------------------   --------------
     Total liabilities                                                                 17,656,075
-------------------------------------------------------------------------------    --------------
NET ASSETS for 2,958,751,318 shares outstanding                                    $2,958,751,318
-------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
Institutional Shares:
($2,457,797,173/2,457,797,173 shares outstanding)                                           $1.00
-------------------------------------------------------------------------------    --------------
Institutional Service Shares:
($500,954,145/500,954,145 shares outstanding)                                               $1.00
-------------------------------------------------------------------------------    --------------

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                              $127,412,842
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                $ 4,370,903
-------------------------------------------------------------------
Administrative personnel and services fee                                1,654,387
-------------------------------------------------------------------
Custodian fees                                                             244,453
-------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses              67,443
-------------------------------------------------------------------
Directors'/Trustees' fees                                                    8,283
-------------------------------------------------------------------
Auditing fees                                                               12,951
-------------------------------------------------------------------
Legal fees                                                                  28,075
-------------------------------------------------------------------
Portfolio accounting fees                                                  190,089
-------------------------------------------------------------------
Shareholder services fee--Institutional Shares                           4,908,345
-------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                     554,723
-------------------------------------------------------------------
Share registration costs                                                   503,411
-------------------------------------------------------------------
Printing and postage                                                        25,638
-------------------------------------------------------------------
Insurance premiums                                                          49,287
-------------------------------------------------------------------
Taxes                                                                       38,556
-------------------------------------------------------------------
Miscellaneous                                                               27,683
-------------------------------------------------------------------    -----------
     Total expenses                                                     12,684,227
-------------------------------------------------------------------
Deduct--
------------------------------------------------------
  Waiver of investment advisory fee                      $2,828,160
------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Shares                                               4,908,345      7,736,505
------------------------------------------------------   ----------    -----------
     Net expenses                                                                        4,947,722
----------------------------------------------------------------------------------    ------------
          Net investment income                                                       $122,465,120
----------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                              -----------------------------------
                                                                    1995               1994
                                                              ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                         $    122,465,120    $    41,204,591
-----------------------------------------------------------   ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------------
Institutional Shares                                              (109,911,005)       (41,183,125)
-----------------------------------------------------------
Institutional Service Shares                                       (12,554,115)           (21,466)
-----------------------------------------------------------   ----------------    ---------------
     Change in net assets resulting from distributions to
     shareholders                                                 (122,465,120)       (41,204,591)
-----------------------------------------------------------   ----------------    ---------------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of Shares                                    28,128,464,929      8,598,402,134
-----------------------------------------------------------
Net asset value of Shares issued to shareholders in payment
  of distributions declared                                         34,127,138          6,605,494
-----------------------------------------------------------
Cost of Shares redeemed                                        (26,464,207,220)    (8,442,800,343)
-----------------------------------------------------------   ----------------    ---------------
     Change in net assets resulting from share transactions      1,698,384,847        162,207,285
-----------------------------------------------------------   ----------------    ---------------
          Change in net assets                                   1,698,384,847        162,207,285
-----------------------------------------------------------   ----------------    ---------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                              1,260,366,471      1,098,159,186
-----------------------------------------------------------   ----------------    ---------------
End of period                                                 $  2,958,751,318    $ 1,260,366,471
-----------------------------------------------------------   ----------------    ---------------

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six, diversified portfolios. The financial statements presented herein present only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,958,751,318.

Transactions in shares were as follows:


                                                                     YEAR ENDED JULY 31,
                                                              ----------------------------------
                                                                   1995                1994
                                                              ---------------     --------------
INSTITUTIONAL SHARES
-----------------------------------------------------------
Shares Sold                                                    23,850,176,668      8,582,784,664
-----------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                             27,352,248          6,585,754
-----------------------------------------------------------
Shares redeemed                                               (22,670,711,004)    (8,436,550,343)
-----------------------------------------------------------   ---------------     --------------
  Net change resulting from Institutional share
  transactions                                                  1,206,817,912        152,820,075
-----------------------------------------------------------   ---------------     --------------


                                                                     YEAR ENDED JULY 31,
                                                              ----------------------------------
                                                                   1995               1994*
                                                              ---------------     --------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------
Shares Sold                                                     4,278,288,261         15,617,470
-----------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                              6,774,890             19,740
-----------------------------------------------------------
Shares redeemed                                                (3,793,496,216)        (6,250,000)
-----------------------------------------------------------   ---------------     --------------
  Net change resulting from Institutional Service share
  transactions                                                    491,566,935          9,387,210
-----------------------------------------------------------   ---------------     --------------
     Net change resulting from share transactions               1,698,384,847        162,207,285
-----------------------------------------------------------   ---------------     --------------

* Reflects operations for the period from July 5, 1994, (date of initial public offering) to July 31, 1994.


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") under the Administrative Services Agreement provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ")serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:


                                                           ACQUISITION         ACQUISITION
                          SECURITY                            DATE                 COST
    ----------------------------------------------------   -----------         ------------
    SMM Trust Series 1995-I                                 01/06/95           $100,970,760
    SMM Trust Series 1994-B                                 05/31/95             20,144,056
    Peoples Security Life Insurance, 6.300%, 8/1/1995       07/06/95             25,000,000
    Columbus, OH, 6.135%, 8/3/1995                          01/30/95             26,700,000



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

MONEY MARKET OBLIGATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

September 8, 1995



ADDRESSES
--------------------------------------------------------------------------------

Prime Obligations Fund
                Institutional Shares                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company       P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      PRIME OBLIGATIONS FUND
                                      (A PORTFOLIO OF MONEY MARKET
                                      OBLIGATIONS TRUST)
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 60934N203

      9110205A-SS (9/95)



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             7
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              8
------------------------------------------------------

  Management of the Trust                                                      8
  Distribution of Shares                                                       9
  Administration of the Trust                                                  9

NET ASSET VALUE                                                               10
------------------------------------------------------


INVESTING IN THE FUND                                                         10

------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      11
  Certificates and Confirmations                                              11
  Dividends                                                                   11
  Capital Gains                                                               11

REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               13


TAX INFORMATION                                                               14

------------------------------------------------------


  Federal Income Tax                                                          14

  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------


PERFORMANCE INFORMATION                                                       15

------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  30

------------------------------------------------------


ADDRESSES                                                                     31

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES
  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).........   None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................   None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................   None
Exchange Fee........................................................................   None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver)(1).....................................................    0.07%
12b-1 Fee............................................................................     None
Total Other Expenses.................................................................    0.38%
     Shareholder Services Fee................................................   0.25%
Total Operating Expenses(2)..........................................................    0.45%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The total operating expenses would have been 0.58% absent the voluntary waiver of a portion of the management fee.


  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


                       EXAMPLE                          1 year    3 years    5 years    10 years
-----------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period..........     $5        $14        $25        $ 57

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of the Independent Public Accountants on page
30.



                                                                 YEAR ENDED JULY
                                                                       31,
                                                                -----------------
                                                                 1995      1994(A)
                                                                ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.00     $ 1.00
-------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------
  Net investment income                                           0.05      0.003
-------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------
  Distributions from net investment income                       (0.05)    (0.003)
-------------------------------------------------------------   ------     ------
NET ASSET VALUE, END OF PERIOD                                  $ 1.00     $ 1.00
-------------------------------------------------------------   ------     ------
TOTAL RETURN (B)                                                  5.38%      0.30%
-------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------
  Expenses                                                        0.45%      0.34%(c)
-------------------------------------------------------------
  Net investment income                                           5.66%      4.68%(c)
-------------------------------------------------------------
  Expense waiver/reimbursement (d)                                0.13%      0.14%(c)
-------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------
  Net assets, end of period (000 omitted)                       $500,954   $9,387
-------------------------------------------------------------


(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in short-term money market securities. A minimum initial investment of $25,000 is required.



Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES


The Fund pursues its investment objective by investing primarily in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.


CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. Concentrating investments in any one industry may subject the Fund to more risk than if it did not concentrate investments.

In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                                    AVERAGE AGGREGATE
                    MAXIMUM FEE                      DAILY NET ASSETS
          --------------------------------   --------------------------------
                     .15 of 1%                  on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .10 of 1%                   on the next $250 million
                                               on assets in excess of $750
                     .075 of 1%                          million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Obligations Fund-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.



BY MAIL. To purchase by mail, send a check made payable to Prime Obligations Fund-Institutional Service Shares to: Federated Services Company, Prime Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.



SUBACCOUNTING SERVICES


Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Prime Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Prime Obligations Fund-Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 5:00 p.m. (Eastern time). The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated by the transfer agent or the Fund.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Peoples Bank, Bridgeport, CT, owned approximately 149,257,858 shares (36.34%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.



Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
BANK NOTES--2.9%
---------------------------------------------------------------------------------
                    BANKING--2.9%
                    -------------------------------------------------------------
$ 15,000,000        Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995                 $   15,000,989
                    -------------------------------------------------------------
  72,000,000        Mellon Bank NA, Pittsburgh, 6.000%-6.240%,
                    10/20/1995-11/28/1995                                               72,000,000
                    -------------------------------------------------------------   --------------
                    TOTAL BANK NOTES                                                    87,000,989
                    -------------------------------------------------------------   --------------
(A)COMMERCIAL PAPER--62.2%
---------------------------------------------------------------------------------
                    BANKING--19.0%
                    -------------------------------------------------------------
  15,000,000        ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank
                    N.V., Amsterdam), 5.809%, 12/27/1995                                14,651,583
                    -------------------------------------------------------------
 140,000,000        Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                    PLC, London), 5.709%-6.348%, 8/9/1995-1/22/1996                    138,243,523
                    -------------------------------------------------------------
 108,000,000        Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                    Imperial Bank of Commerce, Toronto), 5.754%-6.452%,
                    8/16/1995-10/23/1995                                               107,135,856
                    -------------------------------------------------------------
  24,700,000        City of Cleveland, (Union Bank of Switzerland, Zurich LOC),
                    5.950%, 10/4/1995                                                   24,700,000
                    -------------------------------------------------------------
  79,100,000        Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank
                    AG, Frankfurt), 5.749%-5.841%, 10/25/1995-1/22/1996                 77,608,628
                    -------------------------------------------------------------
  45,000,000        Dresdner US Finance, 5.936%-5.984%, 9/5/1995-12/21/1995             44,486,209
                    -------------------------------------------------------------
  24,000,000        J.P. Morgan & Co., Inc., 5.756%, 1/22/1996                          23,351,560
                    -------------------------------------------------------------
  70,547,000        Queensland Alumina Ltd., (Credit Suisse, Zurich LOC),
                    5.940%-6.101%, 8/1/1995-9/14/1995                                   70,285,776
                    -------------------------------------------------------------
  19,800,000        Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                   19,308,718
                    -------------------------------------------------------------
   1,000,000        Societe Generale North America, Inc., (Guaranteed by Societe
                    Generale, Paris), 5.724%, 1/23/1996                                    972,972
                    -------------------------------------------------------------
  40,000,000        Toronto Dominion Holdings (USA), Inc., (Guaranteed by
                    Toronto-Dominion Bank), 5.870%-6.390%, 9/7/1995-12/8/1995           39,464,261
                    -------------------------------------------------------------   --------------
                    Total                                                              560,209,086
                    -------------------------------------------------------------   --------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(A)COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
                    DIVERSIFIED--0.7%
                    -------------------------------------------------------------
$ 20,000,000        Rockwell International Corp., 6.336%, 9/13/1995                 $   19,853,322
                    -------------------------------------------------------------   --------------
                    ELECTRONICS--0.3%
                    -------------------------------------------------------------
  10,000,000        Hewlett-Packard Co., 5.918%, 9/28/1995                               9,906,072
                    -------------------------------------------------------------   --------------
                    FINANCE-COMMERCIAL--23.6%
                    -------------------------------------------------------------
  90,400,000        Asset Securitization Cooperative Corp., 5.740%-5.969%,
                    8/30/1995-10/20/1995                                                89,658,264
                    -------------------------------------------------------------
 122,700,000        Beta Finance, Inc., 5.630%-6.450%, 8/14/1995-1/29/1996             121,182,697
                    -------------------------------------------------------------
  80,700,000        CIESCO, Inc., 5.687%-6.356%, 8/25/1995-10/27/1995                   79,963,340
                    -------------------------------------------------------------
 116,000,000        CIT Group Holdings, Inc., 5.760%-6.217%, 8/29/1995-12/22/1995      114,015,734
                    -------------------------------------------------------------
  31,000,000        Corporate Asset Funding Co., Inc. (CAFCO), 5.843%-6.271%,
                    9/15/1995-11/7/1995                                                 30,721,169
                    -------------------------------------------------------------
  24,620,000        Falcon Asset Securitization Corp., 5.752%-5.815%,
                    10/26/1995-1/22/1996                                                24,135,125
                    -------------------------------------------------------------
 135,000,000        General Electric Capital Corp., 5.750%-6.317%,
                    9/5/1995-1/23/1996                                                 133,106,685
                    -------------------------------------------------------------
  81,575,000        PREFCO-Preferred Receivables Funding Co., 5.868%-6.113%,
                    8/9/1995-11/15/1995                                                 80,720,284
                    -------------------------------------------------------------
  26,300,000        Sheffield Receivables Corp., 6.100%-6.101%,
                    8/9/1995-8/10/1995                                                  26,263,600
                    -------------------------------------------------------------   --------------
                    Total                                                              699,766,898
                    -------------------------------------------------------------   --------------
                    FINANCE-RETAIL--10.7%
                    -------------------------------------------------------------
 109,000,000        Associates Corp. of North America, 5.699%-6.163%,
                    8/4/1995-10/31/1995                                                108,314,529
                    -------------------------------------------------------------
 118,700,000        Ford Credit Receivables Funding, Inc., 5.720%-6.207%,
                    8/24/1995-10/23/1995                                               117,685,863
                    -------------------------------------------------------------
  67,000,000        New Center Asset Trust, A1+/P1 Series, 6.214%-6.314%,
                    10/10/1995-10/20/1995                                               66,164,109
                    -------------------------------------------------------------
  25,000,000        Norwest Financial, Inc., 5.833%, 10/2/1995                          24,752,431
                    -------------------------------------------------------------   --------------
                    Total                                                              316,916,932
                    -------------------------------------------------------------   --------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(A)COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
                    INSURANCE--1.6%
                    -------------------------------------------------------------
$ 15,000,000        City of New York G.O. 1995-B, (FGIC-SPI Gtd.),
                    6.241%, 8/22/1995                                               $   15,000,000
                    -------------------------------------------------------------
  10,175,000        Marsh & McLennan Cos., Inc., 5.944%-6.453%,
                    9/25/1995-12/1/1995                                                 10,027,975
                    -------------------------------------------------------------
  22,783,000        Prospect Street Senior Portfolio, L.P., (Guaranteed by
                    Financial Security Assurance, Inc.), 5.805%-6.273%,
                    9/6/1995-11/10/1995                                                 22,506,070
                    -------------------------------------------------------------   --------------
                    Total                                                               47,534,045
                    -------------------------------------------------------------   --------------
                    MISCELLANEOUS--0.5%
                    -------------------------------------------------------------
  15,000,000        Procter & Gamble Co., 5.845%, 10/16/1995                            14,817,917
                    -------------------------------------------------------------   --------------
                    OIL & OIL FINANCE--1.1%
                    -------------------------------------------------------------
  33,000,000        Koch Industries, Inc., 5.851%, 8/1/1995                             33,000,000
                    -------------------------------------------------------------   --------------
                    TELECOMMUNICATIONS--4.7%
                    -------------------------------------------------------------
 139,620,000        AT&T Corp., 5.739%-6.373%, 8/11/1995-12/1/1995                     138,331,098
                    -------------------------------------------------------------   --------------
                    TOTAL COMMERCIAL PAPER                                           1,840,335,370
                    -------------------------------------------------------------   --------------
CORPORATE NOTES--1.2%
---------------------------------------------------------------------------------
                    BANKING--1.2%
                    -------------------------------------------------------------
  33,787,467        Banc One Corp., 6.363%, 4/15/1996                                   33,787,468
                    -------------------------------------------------------------   --------------
                    TOTAL CORPORATE NOTES                                               33,787,468
                    -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--18.3%
---------------------------------------------------------------------------------
                    BANKING--13.1%
                    -------------------------------------------------------------
   4,045,000        500 South Front St. L.P., Series A, (Huntington National
                    Bank, Columbus, OH LOC), 5.890%, 8/3/1995                            4,045,000
                    -------------------------------------------------------------
   6,500,000        500 South Front St. L.P., Series B, (Huntington National
                    Bank, Columbus, OH LOC), 5.890%, 8/3/1995                            6,500,000
                    -------------------------------------------------------------
  10,927,000        Adesa Funding Corp., (Bank One, Indianapolis, IN LOC),
                    5.840%, 8/3/1995                                                    10,927,000
                    -------------------------------------------------------------
   8,455,000        Alexandria Executive Club L.P., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  8,455,000
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
                    BANKING--CONTINUED
                    -------------------------------------------------------------
$  9,000,000        Arrow N.A., Inc., (Huntington National Bank, Columbus, OH
                    LOC), 5.885%, 8/3/1995                                          $    9,000,000
                    -------------------------------------------------------------
  16,900,000        Beverly California Corp., (PNC Bank, N.A. LOC),
                    5.869%, 8/7/1995                                                    16,900,000
                    -------------------------------------------------------------
   1,642,790        Bowling Green Manor L.P., (Huntington National Bank,
                    Columbus, OH LOC), 5.885%, 8/3/1995                                  1,642,790
                    -------------------------------------------------------------
  17,400,000        CMH Funding, (Huntington National Bank, Columbus, OH LOC),
                    6.060%, 1/3/1996                                                    17,400,000
                    -------------------------------------------------------------
  21,558,000        Capital One Funding Corp. 1994-C, Series 1994-C, (Bank One,
                    Cleveland, N.A. LOC), 6.069%, 8/3/1995                              21,558,000
                    -------------------------------------------------------------
  26,300,000        Capital One Funding Corp. 1995-A, (Bank One, Indianapolis, IN
                    LOC), 5.885%, 8/3/1995                                              26,300,000
                    -------------------------------------------------------------
  17,446,000        Capital One Funding Corp. 1995-B, (Liberty National Bank &
                    Trust Co. LOC), 5.840%, 8/3/1995                                    17,446,000
                    -------------------------------------------------------------
   1,062,337        Clyde Manor L.P., (Huntington National Bank, Columbus, OH
                    LOC), 5.885%, 8/3/1995                                               1,062,337
                    -------------------------------------------------------------
   2,500,000        Crystal Enterprises, Inc., Series 1995, (NBD Bank, N.A.,
                    Detroit, MI LOC), 5.900%, 8/3/1995                                   2,500,000
                    -------------------------------------------------------------
   4,020,000        Eastwinds Investment, Ltd., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  4,020,000
                    -------------------------------------------------------------
   5,000,000        G.M.H. Enterprises, Inc., Series 1995, (National City Bank,
                    Cleveland, OH LOC), 5.950%, 8/3/1995                                 5,000,000
                    -------------------------------------------------------------
   2,420,000        Grote Family L.P., (Huntington National Bank, Columbus, OH
                    LOC), 5.885%, 8/3/1995                                               2,420,000
                    -------------------------------------------------------------
  12,300,000        Hunt Club Apartments, Inc., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/2/1995                                 12,300,000
                    -------------------------------------------------------------
   1,700,000        Jade Sterling Steel Co., Inc., (Huntington National Bank,
                    Columbus, OH LOC), 5.885%, 8/3/1995                                  1,700,000
                    -------------------------------------------------------------
   4,200,000        Kokosing Construction Co., Inc., (National City Bank,
                    Cleveland, OH LOC), 5.950%, 8/2/1995                                 4,200,000
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
                    BANKING--CONTINUED
                    -------------------------------------------------------------
$  8,600,000        Mississippi Business Finance Corp., (Comerica Bank, Detroit,
                    MI LOC), 5.885%, 8/3/1995                                       $    8,600,000
                    -------------------------------------------------------------
   2,000,000        Mississippi Business Finance Corp., Series 1995 Plantation
                    Pointe, LP Project, (Amsouth Bank N.A., Birmingham LOC),
                    5.885%, 8/3/1995                                                     2,000,000
                    -------------------------------------------------------------
   4,885,000        Olen Corp., (National City Bank, Cleveland, OH LOC), 5.950%,
                    8/2/1995                                                             4,885,000
                    -------------------------------------------------------------
   1,800,000        Roby Company Ltd. Partnership, (Huntington National Bank,
                    Columbus, OH LOC), 5.850%, 8/3/1995                                  1,800,000
                    -------------------------------------------------------------
   7,730,000        Roby Company Ltd. Partnership, (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  7,730,000
                    -------------------------------------------------------------
  13,450,000        Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC),
                    5.896%, 8/2/1995                                                    13,450,000
                    -------------------------------------------------------------
   6,100,000        S.I.D.A. (Alabama) Miltope Project, Series 1994, (First
                    Alabama Bank, Birmingham LOC), 6.135%, 8/3/1995                      6,100,000
                    -------------------------------------------------------------
  11,100,000        S.I.D.A. (Alabama),TRB (Wellborn Cabinet, Inc.), (Amsouth
                    Bank N.A., Birmingham LOC), 5.930%, 8/2/1995                        11,100,000
                    -------------------------------------------------------------
  20,000,000    (c) SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty
                    Trust Co., New York), 6.205%, 8/11/1995                             19,999,686
                    -------------------------------------------------------------
 101,000,000    (c) SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty
                    Trust Co., New York), 5.895%, 8/1/1995                             100,975,741
                    -------------------------------------------------------------
   7,040,000        Shenandoah Partners L.P., (Huntington National Bank,
                    Columbus, OH LOC), 5.890%, 8/3/1995                                  7,040,000
                    -------------------------------------------------------------
   3,418,000        Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.840%,
                    8/3/1995                                                             3,418,000
                    -------------------------------------------------------------
   6,569,000        Vista Funding Corp., (Fifth Third Bank of Northwestern OH
                    LOC), 5.885%, 8/3/1995                                               6,569,000
                    -------------------------------------------------------------
  11,500,000        Vista Funding Corp., 1995-B, (Fifth Third Bank of
                    Northwestern OH LOC), 5.885%, 8/3/1995                              11,500,000
                    -------------------------------------------------------------
   1,011,431        Wauseon Manor II L.P., (Huntington National Bank, Columbus,
                    OH LOC), 5.885%, 8/3/1995                                            1,011,431
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
                    BANKING--CONTINUED
                    -------------------------------------------------------------
$  3,775,000        Wexner Heritage House, (Huntington National Bank, Columbus,
                    OH LOC), 5.885%, 8/3/1995                                       $    3,775,000
                    -------------------------------------------------------------
   2,445,000        YMCA of Central, OH, (Huntington National Bank, Columbus, OH
                    LOC), 5.890%, 8/3/1995                                               2,445,000
                    -------------------------------------------------------------   --------------
                    Total                                                              385,774,985
                    -------------------------------------------------------------   --------------
                    ELECTRICAL EQUIPMENT--1.2%
                    -------------------------------------------------------------
   8,840,838        GS Funding Corp., (Guaranteed by General Electric Co.),
                    5.869%, 7/31/1995                                                    8,840,838
                    -------------------------------------------------------------
   6,000,000        Lauda Air, Luftfahrt, (Guaranteed by General Electric Co.),
                    5.881%, 8/1/1995                                                     6,000,000
                    -------------------------------------------------------------
  19,918,165        Northwest Airlines, Inc., (Guaranteed by General Electric
                    Co.), 5.897%, 7/31/1995                                             19,918,165
                    -------------------------------------------------------------   --------------
                    Total                                                               34,759,003
                    -------------------------------------------------------------   --------------
                    FINANCE-COMMERCIAL--1.2%
                    -------------------------------------------------------------
  36,000,000        Money Market Auto Loan Trust, (Guaranteed by Cap MAC),
                    6.015%, 8/15/1995                                                   36,000,000
                    -------------------------------------------------------------   --------------
                    FINANCE-RETAIL--1.1%
                    -------------------------------------------------------------
  31,825,493        Carco Auto Loan Master Trust, Series 1993-2, Class A1,
                    5.785%, 8/15/1995                                                   31,825,493
                    -------------------------------------------------------------   --------------
                    INSURANCE--0.8%
                    -------------------------------------------------------------
  25,000,000    (c) Peoples Security Life Insurance, 6.300%, 8/1/1995                   25,000,000
                    -------------------------------------------------------------   --------------
                    MUNICIPAL--0.9%
                    -------------------------------------------------------------
  26,700,000    (c) Columbus, OH, 6.135%, 8/3/1995                                      26,700,000
                    -------------------------------------------------------------   --------------
                    TOTAL VARIABLE RATE INSTRUMENTS                                    540,059,481
                    -------------------------------------------------------------   --------------
(D)REPURCHASE AGREEMENTS--15.6%
---------------------------------------------------------------------------------
     700,000        Bear, Stearns & Co., Inc., 5.81%, dated 7/31/1995, due
                    8/1/1995                                                               700,000
                    -------------------------------------------------------------
 135,748,000        First Chicago Capital Markets, Inc., 5.82%, dated 7/31/1995,
                    due 8/1/1995                                                       135,748,000
                    -------------------------------------------------------------
 147,451,000        Fuji Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995        147,451,000
                    -------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
(D)REPURCHASE AGREEMENTS--CONTINUED
---------------------------------------------------------------------------------
$ 10,516,000        PaineWebber, Inc., 5.85%, dated 7/31/1995, due 8/1/1995         $   10,516,000
                    -------------------------------------------------------------
     211,000        State Street Bank and Trust Co., 5.82%, dated 7/31/1995, due
                    8/1/1995                                                               211,000
                    -------------------------------------------------------------
 167,090,000        UBS Securities, Inc., 5.80%, dated 7/31/1995, due 8/1/1995         167,090,000
                    -------------------------------------------------------------   --------------
                    TOTAL REPURCHASE AGREEMENTS                                        461,716,000
                    -------------------------------------------------------------   --------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST (E)                        $2,962,899,308
                    -------------------------------------------------------------   --------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Restricted Securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these amounted to 6.0% of net assets.

(d) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,958,751,318) at July 31, 1995.

The following acronyms are used throughout this portfolio:

LOC   -- Letter of Credit
LP    -- Limited Partnership
PLC   -- Public Limited Company
TRB   -- Taxable Revenue Bond

(See Notes which are an integral part of the Financial Statements)



PRIME OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in repurchase agreements                             $  461,716,000
--------------------------------------------------------------
Investments in securities                                         2,501,183,308
--------------------------------------------------------------   --------------
     Total investments, at amortized cost and value                                $2,962,899,308
-------------------------------------------------------------------------------
Income receivable                                                                       5,325,668
-------------------------------------------------------------------------------
Receivable for shares sold                                                              8,182,417
-------------------------------------------------------------------------------    --------------
     Total assets                                                                   2,976,407,393
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------
Payable for shares redeemed                                           3,166,500
--------------------------------------------------------------
Income distribution payable                                          10,170,581
--------------------------------------------------------------
Accrued expenses                                                        707,730
--------------------------------------------------------------
Payable to Bank                                                       3,611,264
--------------------------------------------------------------   --------------
     Total liabilities                                                                 17,656,075
-------------------------------------------------------------------------------    --------------
NET ASSETS for 2,958,751,318 shares outstanding                                    $2,958,751,318
-------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
Institutional Shares:
($2,457,797,173/2,457,797,173 shares outstanding)                                           $1.00
-------------------------------------------------------------------------------    --------------
Institutional Service Shares:
($500,954,145/500,954,145 shares outstanding)                                               $1.00
-------------------------------------------------------------------------------    --------------

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                              $127,412,842
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                $ 4,370,903
-------------------------------------------------------------------
Administrative personnel and services fee                                1,654,387
-------------------------------------------------------------------
Custodian fees                                                             244,453
-------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses              67,443
-------------------------------------------------------------------
Directors'/Trustees' fees                                                    8,283
-------------------------------------------------------------------
Auditing fees                                                               12,951
-------------------------------------------------------------------
Legal fees                                                                  28,075
-------------------------------------------------------------------
Portfolio accounting fees                                                  190,089
-------------------------------------------------------------------
Shareholder services fee--Institutional Shares                           4,908,345
-------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                     554,723
-------------------------------------------------------------------
Share registration costs                                                   503,411
-------------------------------------------------------------------
Printing and postage                                                        25,638
-------------------------------------------------------------------
Insurance premiums                                                          49,287
-------------------------------------------------------------------
Taxes                                                                       38,556
-------------------------------------------------------------------
Miscellaneous                                                               27,683
-------------------------------------------------------------------    -----------
     Total expenses                                                     12,684,227
-------------------------------------------------------------------
Deduct--
------------------------------------------------------
  Waiver of investment advisory fee                      $2,828,160
------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Shares                                               4,908,345      7,736,505
------------------------------------------------------   ----------    -----------
     Net expenses                                                                        4,947,722
----------------------------------------------------------------------------------    ------------
          Net investment income                                                       $122,465,120
----------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                              -----------------------------------
                                                                    1995               1994
                                                              ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                         $    122,465,120    $    41,204,591
-----------------------------------------------------------   ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------------
Institutional Shares                                              (109,911,005)       (41,183,125)
-----------------------------------------------------------
Institutional Service Shares                                       (12,554,115)           (21,466)
-----------------------------------------------------------   ----------------    ---------------
     Change in net assets resulting from distributions to
     shareholders                                                 (122,465,120)       (41,204,591)
-----------------------------------------------------------   ----------------    ---------------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of Shares                                    28,128,464,929      8,598,402,134
-----------------------------------------------------------
Net asset value of Shares issued to shareholders in payment
  of distributions declared                                         34,127,138          6,605,494
-----------------------------------------------------------
Cost of Shares redeemed                                        (26,464,207,220)    (8,442,800,343)
-----------------------------------------------------------   ----------------    ---------------
     Change in net assets resulting from share transactions      1,698,384,847        162,207,285
-----------------------------------------------------------   ----------------    ---------------
          Change in net assets                                   1,698,384,847        162,207,285
-----------------------------------------------------------   ----------------    ---------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                              1,260,366,471      1,098,159,186
-----------------------------------------------------------   ----------------    ---------------
End of period                                                 $  2,958,751,318    $ 1,260,366,471
-----------------------------------------------------------   ----------------    ---------------

(See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six, diversified portfolios. The financial statements presented herein present only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,958,751,318.

Transactions in shares were as follows:


                                                                     YEAR ENDED JULY 31,
                                                              ----------------------------------
                                                                   1995                1994
                                                              ---------------     --------------
INSTITUTIONAL SHARES
-----------------------------------------------------------
Shares Sold                                                    23,850,176,668      8,582,784,664
-----------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                             27,352,248          6,585,754
-----------------------------------------------------------
Shares redeemed                                               (22,670,711,004)    (8,436,550,343)
-----------------------------------------------------------   ---------------     --------------
  Net change resulting from Institutional share
  transactions                                                  1,206,817,912        152,820,075
-----------------------------------------------------------   ---------------     --------------


                                                                     YEAR ENDED JULY 31,
                                                              ----------------------------------
                                                                   1995               1994*
                                                              ---------------     --------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------
Shares Sold                                                     4,278,288,261         15,617,470
-----------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                              6,774,890             19,740
-----------------------------------------------------------
Shares redeemed                                                (3,793,496,216)        (6,250,000)
-----------------------------------------------------------   ---------------     --------------
  Net change resulting from Institutional Service share
  transactions                                                    491,566,935          9,387,210
-----------------------------------------------------------   ---------------     --------------
     Net change resulting from share transactions               1,698,384,847        162,207,285
-----------------------------------------------------------   ---------------     --------------

* Reflects operations for the period from July 5, 1994, (date of initial public offering) to July 31, 1994.


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") under the Administrative Services Agreement provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ")serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:


                                                           ACQUISITION         ACQUISITION
                          SECURITY                            DATE                 COST
    ----------------------------------------------------   -----------         ------------
    SMM Trust Series 1995-I                                 01/06/95           $100,970,760
    SMM Trust Series 1994-B                                 05/31/95             20,144,056
    Peoples Security Life Insurance, 6.300%, 8/1/1995       07/06/95             25,000,000
    Columbus, OH, 6.135%, 8/3/1995                          01/30/95             26,700,000



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

September 8, 1995



ADDRESSES
--------------------------------------------------------------------------------

Prime Obligations Fund
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          P.O. Box 8600
                                                             Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      PRIME OBLIGATIONS FUND
                                      (A PORTFOLIO OF MONEY MARKET
                                      OBLIGATIONS TRUST)
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 60934N708

      9110204A-SS (9/95)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in municipal securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Municipal Securities                                                         6
  Investment Risks                                                             6
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              7
------------------------------------------------------

  Management of the Trust                                                      7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      10
  Certificates and Confirmations                                              11
  Dividends                                                                   11
  Capital Gains                                                               11

REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------


FINANCIAL STATEMENTS                                                          16

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 45

------------------------------------------------------


ADDRESSES                                                                     46

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.06%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.14%
  Shareholder Services Fee (after waiver)(2).................................    0.00%
     Total Operating Expenses(3).............................................             0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.59% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.


  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


                      EXAMPLE                       1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period........ $    2 $    6  $   11  $    26

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 45.



                                                                 YEAR ENDED JULY 31,
                                          ------------------------------------------------------------------
                                           1995        1994        1993        1992        1991      1990(A)
                                          ------      ------      ------      ------      ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                     0.04        0.02        0.03        0.04        0.05       0.04
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                   (0.04)      (0.02)      (0.03)      (0.04)      (0.05)     (0.04)
--------------------------------------    ------      ------      ------      ------      ------     -------
NET ASSET VALUE, END OF PERIOD            $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
--------------------------------------    ------      ------      ------      ------      ------     -------
TOTAL RETURN (B)                            3.64%       2.45%       2.54%       3.73%       5.13%      3.70%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                  0.20%       0.20%       0.20%       0.20%       0.20%      0.20%(c)
--------------------------------------
  Net investment income                     3.62%       2.41%       2.49%       3.58%       4.93%      5.75%(c)
--------------------------------------
  Expense waiver/reimbursement (d)          0.39%       0.15%       0.14%       0.17%       0.26%      0.21%(c)
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period (000
  omitted)                                $1,295,458  $789,755    $454,119    $308,855    $165,669   $145,552
--------------------------------------


(a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans since it invests in municipal securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

RATINGS. The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is deter-


mined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+ or FIN-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Further, the Fund has the ability but no present intention of investing in: securities that are rated MIG-2 or VMIG-2 by Moody's, SP-2 by S&P, FIN-2 by Fitch; tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F-2 by Fitch; and securities that are not rated but are deemed to be of comparable quality. Shareholders will be notified should the Fund decide to invest in these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its total assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities such as: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as described above; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering;


the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

     MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
---------------------    -----------------------------------
      .15 of 1%               on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Tax-Free Obligations Fund -- Institutional Shares to: Federated Services Company, Tax-Free Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.


SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.



State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Tax-Free Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Tax-Free Obligations Fund -- Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road -- 2nd Floor, North Quincy, MA 02171.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER STATE AND LOCAL TAXES. Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency of fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.



Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the tax-exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--100.4%
----------------------------------------------------------------------
                ALABAMA--2.8%
                ------------------------------------------------------
$ 9,010,000     Alabama Special Care Facilities Finance Authority
                Weekly VRDNs (Providence Hospital)/(Daughters of
                Charity GTD)                                             VMIG1      $    9,010,000
                ------------------------------------------------------
  2,000,000     Birmingham, AL IDA, Revenue Refunding Bonds Weekly
                VRDNs (S.P. Hotel Company)/(Amsouth Bank N.A.,
                Birmingham LOC)                                          VMIG1           2,000,000
                ------------------------------------------------------
  3,140,000     Birmingham, AL Special Care Facilities Financing
                Authority, Capital Improvement Revenue Bonds (Series
                1995) Weekly VRDNs (Methodist Home for the Aging,
                AL)/(SouthTrust Bank of Alabama, Birmingham LOC)          P-1            3,140,000
                ------------------------------------------------------
  2,850,000     Birmingham, AL, GO (Series 1995-A), 5.625% BANs,
                1/5/1996                                                 NR(2)           2,852,538
                ------------------------------------------------------
  4,600,000     Birmingham, AL, GO (Series 1992-A) Weekly VRDNs (First
                Alabama Bank, Birmingham LOC)                             A-1+           4,600,000
                ------------------------------------------------------
  1,000,000     Bon Air, AL IDB Weekly VRDNs (Avondale Mills,
                Inc.)/(Trust Company Bank, Atlanta LOC)                   A-1+           1,000,000
                ------------------------------------------------------
  3,000,000     Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                      P-1            3,000,000
                ------------------------------------------------------
  8,500,000     Huntsville, AL Health Care Authority/Health Care
                Facilities (Series 1994-A) Weekly VRDNs (MBIA
                INS)/(Amsouth Bank N.A., Birmingham LIQ)                  A-1            8,500,000
                ------------------------------------------------------
  1,700,000     Huntsville, AL Health Care Authority/Health Care
                Facilities, Health Care Facilities Revenue Bonds
                (Series 1994-B) Weekly VRDNs (MBIA INS)/(Amsouth Bank
                N.A., Birmingham LIQ)                                     A-1            1,700,000
                ------------------------------------------------------
    300,000     Huntsville, AL IDA Weekly VRDNs (Parkway Project
                (Huntsville, AL))/(First Alabama Bank, Birmingham LOC)    A-1+             300,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                ALABAMA--CONTINUED
                ------------------------------------------------------
$ 1,500,000     Marshall County, AL, Special Obligation School
                Refunding Warrant (Series 1994) Weekly VRDNs (Marshall
                County, AL Board of Education)/
                (First Alabama Bank, Birmingham LOC)                      A-1+      $    1,500,000
                ------------------------------------------------------
  3,000,000     Mobile, AL IDB, PCR (Series 1993-B) Weekly VRDNs
                (Alabama Power Co.)                                       A-1            3,000,000
                ------------------------------------------------------
    995,000     Tuscaloosa County, AL Port Authority (Series 1989-A)
                Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of
                Alabama, Birmingham LOC)                                  P-1              995,000
                ------------------------------------------------------
  1,630,000     Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series
                1994) Weekly VRDNs (Harco, Inc.)/
                (Amsouth Bank N.A., Birmingham LOC)                       P-1            1,630,000
                ------------------------------------------------------              --------------
                Total                                                                   43,227,538
                ------------------------------------------------------              --------------
                ARIZONA--1.9%
                ------------------------------------------------------
 15,000,000     Apache County, AZ IDA (Series 1983-A) Weekly
                VRDNs (Tucson Electric Power Co.)/(Barclays Bank PLC,
                London LOC)                                               A-1+          15,000,000
                ------------------------------------------------------
  4,000,000     Arizona Health Facilities Authority, Variable Rate
                Demand Bond Weekly VRDNs (University Physicians,
                Inc.)/
                (Bank One, Arizona N.A. LOC)                              P-1            4,000,000
                ------------------------------------------------------
  4,400,000     Maricopa County, AZ (Series 1994-F) Daily VRDNs
                (Arizona Public Service Corp.)/(Bank of America NT and
                SA, San Francisco LOC)                                    A-1            4,400,000
                ------------------------------------------------------
  6,000,000     Pima County, AZ IDA, Floating Rate Notes (Series A)
                Weekly VRDNs (Tucson Electric Power Co.)/
                (Barclays Bank PLC, London LOC)                           P-1            6,000,000
                ------------------------------------------------------              --------------
                Total                                                                   29,400,000
                ------------------------------------------------------              --------------
                ARKANSAS--0.1%
                ------------------------------------------------------
  1,000,000     Sheridan, AR IDA Weekly VRDNs (H.H. Robertson
                Co.)/(PNC Bank, N.A. LOC)                                VMIG1           1,000,000
                ------------------------------------------------------              --------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                CALIFORNIA--16.6%
                ------------------------------------------------------
$27,350,000     California School Cash Reserve Program Authority,
                (Series 1995-A), 4.75% TRANs (MBIA Insured), 7/3/1996    SP-1+      $   27,577,341
                ------------------------------------------------------
 35,000,000     California State, Revenue Anticipation Warrants
                (Series C), 5.75% RANs (Bank of America NT and SA, San
                Francisco, Bank of Nova Scotia, Toronto, Banque
                Nationale de Paris, Canadian Imperial Bank of
                Commerce, Toronto, Chemical Bank, New York, Citibank,
                N.A., Credit Suisse, Zurich, Morgan Guaranty Trust
                Co., New York, National Westminster Bank, PLC, London,
                Societe Generale North America, Inc., Sumitomo Bank
                Ltd., Osaka, Swiss Bank Corp., Westdeusche Landesbank
                Girozentrale & Toronto Dominion Bank LOCs)                SP-1          35,274,544
                ------------------------------------------------------
 16,100,000     California State, Revenue Anticipation Warrants
                (Series C), 5.75% RANs (FGIC INS), 4/25/1996              SP-1          16,355,231
                ------------------------------------------------------
 40,350,000     California Student Loan, Revenue Bonds (Series A)
                Weekly VRDNs (Student Loan Marketing
                Association LOC)                                          P-1           40,350,000
                ------------------------------------------------------
 10,000,000     Clipper CAL Tax-Exempt Trust, (94-2) Weekly VRDNs
                (California State)/(State Street Bank and Trust Co.
                LIQ)/(Bank of America NT and SA, San Francisco, Bank
                of Nova Scotia, Toronto, Banque Nationale de Paris,
                Canadian Imperial Bank of Commerce, Toronto, Chemical
                Bank, Citibank N.A. and Credit Suisse LOCs)              VMIG1          10,000,000
                ------------------------------------------------------
 12,995,000     Kern County, CA Board of Education, 4.50% TRANs,
                6/28/1996                                                SP-1+          13,057,372
                ------------------------------------------------------
 10,000,000     Los Angeles County, CA Unified School District, 4.50%
                TRANs, 7/3/1996                                          SP-1+          10,071,011
                ------------------------------------------------------
 41,000,000     Los Angeles County, CA, 4.50% TRANs (Bank of America
                NT and SA, San Francisco, Credit Suisse, Zurich,
                Morgan Guaranty Trust Co., New York, Swiss Bank Corp.,
                New York, NY, Union Bank of Switzerland, Zurich and
                Westdeutsche Landesbank Girozentrale LOCs), 7/1/1996      SP-1          41,266,907
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------
$23,500,000     Los Angeles, CA Wastewater System, Tender Option
                Certificates (Series 1995-H) Weekly VRDNs (MBIA
                INS)/(Swiss Bank Corp., New York, NY LIQ)                 A-1+      $   23,500,000
                ------------------------------------------------------
 10,000,000     Orange County, CA IDA, (Series 1991-A) Weekly VRDNs
                (The Lakes)/(Citibank, N.A. LOC)                          A-1           10,000,000
                ------------------------------------------------------
  6,000,000     Orange County, CA Local Transportation Authority,
                Sales Tax Revenue Notes, 4.00% CP (Industrial Bank of
                Japan Ltd., Tokyo LOC), Mandatory Tender 9/13/1995        A-1            6,000,000
                ------------------------------------------------------
  5,000,000     San Francisco, CA Unified School District (Series
                1994), 4.75% TRANs, 8/24/1995                            SP-1+           5,001,722
                ------------------------------------------------------
  7,000,000     Temecula Valley Unified School District, CA, 4.50%
                TRANs, 7/5/1996                                          SP-1+           7,031,142
                ------------------------------------------------------
 10,800,000     Ventura County, CA Community College District, 4.50%
                TRANs, 6/28/1996                                         SP-1+          10,851,836
                ------------------------------------------------------              --------------
                Total                                                                  256,337,106
                ------------------------------------------------------              --------------
                COLORADO--1.8%
                ------------------------------------------------------
 25,000,000     Arapahoe County, CO Improvement Authority, (Series G),
                4.45% TOBs (Swiss Bank Corp., New York, NY LOC),
                Optional Tender 8/31/1995                                SP-1+          25,000,000
                ------------------------------------------------------
  2,625,000     Denver (City & County), CO, 5.20% TOBs (Blake Street
                Compendium)/(Norwest Bank Minnesota, Minneapolis LOC),
                Optional Tender 12/15/1995                                A-1+           2,625,000
                ------------------------------------------------------              --------------
                Total                                                                   27,625,000
                ------------------------------------------------------              --------------
                CONNECTICUT--2.6%
                ------------------------------------------------------
 39,780,000     Connecticut State Transportation Infrastructure
                Authority Weekly VRDNs (Connecticut State)/(Industrial
                Bank of Japan Ltd., Tokyo LOC)                            A-1           39,780,000
                ------------------------------------------------------              --------------
                DELAWARE--0.3%
                ------------------------------------------------------
  5,100,000     Delaware Health Facilities Authority, (Series
                1985-BTP-19A) Weekly VRDNs (Medical Center of
                Delaware)/
                (MBIA INS)/(Bankers Trust Co., New York LIQ)             NR(1)           5,100,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--13.7%
                ------------------------------------------------------
$ 3,000,000     Alachua County, FL Health Facilities Authority, Health
                Facility Revenue Bonds (Series 1991) Weekly VRDNs
                (North Florida Retirement Village)/(Kredietbank N.V.,
                Brussels LOC)                                             A-1       $    3,000,000
                ------------------------------------------------------
  3,000,000     Broward County, FL Health Facility Authority, Revenue
                Bonds Weekly VRDNs (John Knox Village of Florida)/
                (First Union National Bank, Charlotte, N.C. LOC)          P-1            3,000,000
                ------------------------------------------------------
  4,470,000     Dade County, FL IDA Weekly VRDNs (Futernick
                Associates, Inc.)/(First Union National Bank,
                Charlotte, N.C. LOC)                                      P-1            4,470,000
                ------------------------------------------------------
  1,200,000     Dade County, FL IDA, Industrial Development Revenue
                Refunding Bonds Weekly VRDNs (Continental Farms,
                Inc.)/(Nationsbank of North Carolina N.A. LOC)            P-1            1,200,000
                ------------------------------------------------------
  2,000,000     Dade County, FL Water & Sewer System Weekly VRDNs
                (FGIC INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)     A-1            2,000,000
                ------------------------------------------------------
 12,490,000     Florida HFA Weekly VRDNs (Cornerstone)/
                (PNC Bank, N.A. LOC)                                      A-1           12,490,000
                ------------------------------------------------------
  1,400,000     Florida HFA, Multi-Family Housing Revenue Refunding
                Bonds (Series 1985-D) Weekly VRDNs (Park Colony
                Project, FL)/(Mellon Bank NA, Pittsburgh LOC)             A-1            1,400,000
                ------------------------------------------------------
  3,285,000     Florida State Board of Education Administration,
                (CR49)/(Series 1989-A), 4.00% TOBs (Citibank, N.A.
                LIQ), Optional Tender 12/1/1995                          NR(2)           3,285,000
                ------------------------------------------------------
  4,235,000     Florida State Board of Education Administration,
                (CR49D), 4.00% TOBs (Citibank, N.A. LIQ),
                Optional Tender 12/1/1995                                NR(2)           4,235,000
                ------------------------------------------------------
  1,210,000     Florida State Board of Education Administration,
                (CR55), (Series 1989-A), 4.00% TOBs (Citibank, N.A.
                LIQ), Optional Tender 12/1/1995                          NR(2)           1,210,000
                ------------------------------------------------------
 17,975,000     Hillsborough County, FL IDA, PCR Refunding Bonds
                (Series 1994) Weekly VRDNs (Tampa Electric
                Company)/(MBIA INS)                                      NR(2)          17,975,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--CONTINUED
                ------------------------------------------------------
$22,000,000     Jacksonville Electric Authority, FL, Tender Option
                Certificates (Series 1995-C) Weekly VRDNs (Bayerische
                Hypotheken-Und Wechsel-Bank Ag LOC)                       A-1+      $   22,000,000
                ------------------------------------------------------
  9,200,000     Jacksonville, FL PCR, (Series 1994), 4.10% CP (Florida
                Power & Light Co.), Mandatory Tender 12/14/1995          VMIG1           9,200,000
                ------------------------------------------------------
  6,100,000     Jacksonville, FL, Hospital Revenue Bonds (Series 1989)
                Weekly VRDNs (Baptist Medical Center, AL)/
                (First Union National Bank, Charlotte, N.C. LOC)         VMIG1           6,100,000
                ------------------------------------------------------
  4,200,000     Key West, FL Community Redevelopment Authority Weekly
                VRDNs (Pier House Joint Venture)/
                (PNC Bank, N.A. LOC)                                      P-1            4,200,000
                ------------------------------------------------------
  4,000,000     Lake Shore, FL Hospital Authority, Health Facilities
                Revenue Bonds (Series 1991) Weekly VRDNs (Lake Shore
                Hospital)/(Kredietbank N.V., Brussels LOC)                P-1            4,000,000
                ------------------------------------------------------
  2,925,000     Lee County, FL IDA, Health Care Facilities Revenue
                Bonds Weekly VRDNs (Hope Hospice Project)/
                (Sun Bank N.A., Orlando LOC)                             VMIG1           2,925,000
                ------------------------------------------------------
  5,000,000     Lee County, FL, (PA-104) Weekly VRDNs (MBIA
                INS)/(Merrill Lynch Capital Services, Inc. LIQ)          VMIG1           5,000,000
                ------------------------------------------------------
  5,410,000     Manatee County, FL HFA Weekly VRDNs (Carriage
                Club)/(Mellon Bank N.A., Pittsburgh LOC)                 VMIG1           5,410,000
                ------------------------------------------------------
  1,900,000     Manatee County, FL HFA, Multi-Family Mortgage Revenue
                Refunding Bonds (Series 1989-A) Weekly VRDNs
                (Hampton/McGuire L.P.)/(Nationsbank of
                North Carolina N.A. LOC)                                  A-1            1,900,000
                ------------------------------------------------------
  6,230,000     Orange County, FL HFA, Multifamily Housing Revenue
                Bonds Weekly VRDNs (Sutton Place. Ltd. Project)/
                (Nationsbank of Maryland, N.A. LOC)                       A-1+           6,230,000
                ------------------------------------------------------
  1,715,000     Palm Beach County, FL IDA Weekly VRDNs
                (Palm Beach Jewish Community Campus)/
                (Sun Bank N.A., Orlando LOC)                              A-1+           1,715,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--CONTINUED
                ------------------------------------------------------
$ 5,500,000     Pinellas County, FL Health Facility Authority Daily
                VRDNs (Chemical Bank, New York LOC)                       A-1       $    5,500,000
                ------------------------------------------------------
 10,870,000     Pinellas County, FL Health Facility Authority, (Series
                1987) Weekly VRDNs (St. Mark Village
                Project)/(Nationsbank of Florida, N.A. LOC)               A-1           10,870,000
                ------------------------------------------------------
  1,000,000     Pinellas County, FL Health Facility Authority, Multi-
                Family Mortage Revenue Refunding Bonds (Series 1989-A)
                Weekly VRDNs (McGregor Place Project)/(Nationsbank of
                North Carolina N.A. LOC)                                  A-1            1,000,000
                ------------------------------------------------------
  4,325,000     Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs
                (IMC Fertilizer, Inc. Project)/(Rabobank Nederland,
                Utrecht LOC)                                              P-1            4,325,000
                ------------------------------------------------------
  9,300,000     Sarasota County, FL Public Hospital District, 4.15% CP
                (Sarasota Memorial Hospital), Mandatory Tender
                8/23/1995                                                 A-1            9,300,000
                ------------------------------------------------------
  9,100,000     Sarasota County, FL Public Hospital District, 4.15% CP
                (Sarasota Memorial Hospital), Mandatory Tender
                8/29/1995                                                 A-1            9,100,000
                ------------------------------------------------------
  1,800,000     Seminole County, FL Health Facility Authority IDA,
                (Series 1991) Weekly VRDNs (Florida Living Nursing
                Center)/(Barnett Bank of Central Florida, Orlando LOC)   VMIG1           1,800,000
                ------------------------------------------------------
 10,900,000     Southeast Volusia Hospital District, Revenue Bonds
                (Series 1995) Weekly VRDNs (Bert Fish Medical Center,
                FL)/(SouthTrust Bank of Alabama, Birmingham LOC)          A-1           10,900,000
                ------------------------------------------------------
  7,000,000     St. Lucie County, FL, IDR Bonds (Series 1985) Weekly
                VRDNs (Savannahs Hospital)/(Nationsbank of Georgia,
                N.A. LOC)                                                 P-1            7,000,000
                ------------------------------------------------------
  4,800,000     Sunshine State Governmental Finance Commission, FL,
                3.90% CP (Morgan Guaranty Trust Co., New York,
                National Westminster Bank, PLC, London and Union Bank
                of Switzerland, Zurich LOCs), Mandatory Tender
                10/27/1995                                               VMIG1           4,800,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--CONTINUED
                ------------------------------------------------------
$ 9,750,000     Suwannee County, FL, (Series 1989) Weekly VRDNs
                (Advent Christian Village Project)/(Barnett Bank of
                Jacksonville LOC)                                        VMIG1      $    9,750,000
                ------------------------------------------------------
  6,400,000     Titusville, FL, Multi-Purpose Revenue Bonds,
                Installment 1995A Weekly VRDNs (Banque Paribas, Paris
                LOC)                                                     VMIG1           6,400,000
                ------------------------------------------------------
  6,065,000     Volusia County, FL HFA Weekly VRDNs (Fisherman's
                Landing)/(Mellon Bank N.A., Pittsburgh LOC)               P-1            6,065,000
                ------------------------------------------------------
  1,675,000     Volusia County, FL IDA Weekly VRDNs (Crane Cams)/
                (First Interstate Bank of Arizona, N.A. LOC)              P-1            1,675,000
                ------------------------------------------------------              --------------
                Total                                                                  211,430,000
                ------------------------------------------------------              --------------
                GEORGIA--1.5%
                ------------------------------------------------------
  4,000,000     Atlanta, GA, Urban Residential Finance Authority,
                Residential Construction Revenue Bonds, Summerhill
                Neighborhood Bond Program (Series 1995) Weekly VRDNs
                (First Union National Bank, Charlotte, N.C. LOC)          A-1            4,000,000
                ------------------------------------------------------
  1,500,000     Coweta County, GA IDA Daily VRDNs (Eckerds
                Warehouse)/(Union Bank of Switzerland, Zurich LOC)        A-1            1,500,000
                ------------------------------------------------------
  1,600,000     DeKalb County, GA, (Series 1992) Weekly VRDNs
                (American Cancer Society, GA)/(Trust Company Bank,
                Atlanta LOC)                                              P-1            1,600,000
                ------------------------------------------------------
  3,395,000     Georgia State, HFA, Single Family Mortgage Revenue,
                3.90% TOBs (Citibank, N.A. LIQ), Optional Tender
                9/1/1995                                                 NR(2)           3,395,000
                ------------------------------------------------------
 12,000,000     Municipal Electric Authority of Georgia, (Series B),
                4.25% TOBs, Optional Tender 6/1/1996                     VMIG1          12,014,500
                ------------------------------------------------------
  1,000,000     Rockdale County, GA Hospital Authority, Revenue
                Anticipation Certificates (Series 1994) Weekly VRDNs
                (Trust Company Bank, Atlanta LOC)                        VMIG1           1,000,000
                ------------------------------------------------------              --------------
                Total                                                                   23,509,500
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                HAWAII--0.4%
                ------------------------------------------------------
$ 6,400,000     Hawaii State, Puttable Tax Exempt Receipts (Series 31)
                Weekly VRDNs (Morgan Guaranty Trust Co.,
                New York LIQ)                                            VMIG1      $    6,400,000
                ------------------------------------------------------              --------------
                ILLINOIS--8.1%
                ------------------------------------------------------
 13,000,000     Chicago O'Hare International Airport, Second Lien
                Revenue Bonds, (Series 1984-B), 3.80% TOBs (Westpac
                Banking, Corp., Sydney LOC), Optional Tender 1/1/1996     A-1           13,000,000
                ------------------------------------------------------
  3,000,000     Illinois Development Finance Authority Weekly VRDNs
                (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)        A-1            3,000,000
                ------------------------------------------------------
  5,000,000     Illinois Development Finance Authority, (Series
                1993-A) Weekly VRDNs (Loyola Academy)/(Northern Trust
                Co., Chicago, IL LOC)                                     A-1+           5,000,000
                ------------------------------------------------------
  3,000,000     Illinois Educational Facilities Authority (Series
                1992) Weekly VRDNs (Depaul University)/(Sanwa Bank
                Ltd, Osaka LOC)                                          VMIG1           3,000,000
                ------------------------------------------------------
  7,500,000     Illinois Educational Facilities Authority, 4.25% CP
                (Field Museum of Natural History)/(Sanwa Bank Ltd,
                Osaka LOC), Mandatory Tender 9/7/1995                    VMIG1           7,500,000
                ------------------------------------------------------
 11,500,000     Illinois Educational Facilities Authority, Adjustable
                Demand Revenue Bonds (Series 1995) Weekly VRDNs
                (Ravinia Festival Association, IL)/(NBD Bank, N.A.,
                Detroit, MI LOC)                                          A-1+          11,500,000
                ------------------------------------------------------
  5,000,000     Illinois Health Facilities Authority Weekly VRDNs
                (OSF Health Care Systems)                                VMIG1           5,000,000
                ------------------------------------------------------
 14,000,000     Illinois Health Facilities Authority (Series 1989A)
                Weekly VRDNs (Methodist Health Services Corp.)/
                (Fuji Bank, Ltd., Tokyo LOC)                              A-1           14,000,000
                ------------------------------------------------------
 14,940,000     Illinois Health Facilities Authority, 4.00% CP (Rush-
                Presbyterian St. Luke's Medical)/(Northern Trust Co.,
                Chicago, IL LIQ), Mandatory Tender 10/19/1995             A-1+          14,940,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                ILLINOIS--CONTINUED
                ------------------------------------------------------
$35,000,000     Illinois Health Facilities Authority (Series 1985-B)
                Weekly VRDNs (OSF Health Care Systems)/
                (Bank of America Illinois LIQ)                           VMIG1      $   35,000,000
                ------------------------------------------------------
 13,900,000     Illinois State Toll Highway Authority, (Series 1993-B)
                Weekly VRDNs (MBIA INS)/(Societe Generale,
                Paris LIQ)                                               VMIG1          13,900,000
                ------------------------------------------------------              --------------
                Total                                                                  125,840,000
                ------------------------------------------------------              --------------
                INDIANA--1.3%
                ------------------------------------------------------
  1,115,000     Dale, IN IDA Weekly VRDNs (Spencer Industries)/
                (National City Bank, Kentucky LOC)                        P-1            1,115,000
                ------------------------------------------------------
 17,000,000     Indiana Bond Bank, Advance Funding Program Notes
                (Series 1995-A3) VRNs, 1/10/1996                         SP-1+          17,000,000
                ------------------------------------------------------
  2,445,000     Indiana Health Facilities Finance Authority
                Rehabilitation Center Weekly VRDNs (Crossroads
                Rehabilitation Center)/(Bank One, Indianapolis, IN
                LOC)                                                      A-1            2,445,000
                ------------------------------------------------------              --------------
                Total                                                                   20,560,000
                ------------------------------------------------------              --------------
                KENTUCKY--0.1%
                ------------------------------------------------------
  1,530,000     Boone County, KY, Adjustable Rate Revenue Refunding
                Bonds Weekly VRDNs (Spring Meadow Associates)/
                (Huntington National Bank, Columbus, OH LOC)              P-1            1,530,000
                ------------------------------------------------------              --------------
                LOUISIANA--1.9%
                ------------------------------------------------------
 10,000,000     Louisiana PFA, 3.80% CP (Our Lady of Lake)/(FSA INS),
                Mandatory Tender 8/21/1995                                A-1           10,000,000
                ------------------------------------------------------
  9,865,000     Louisiana PFA, Advance Funding Notes (Series 1994-B),
                4.60% TANs (Orleans Parish, LA School Board),
                8/31/1995                                                SP-1+           9,868,120
                ------------------------------------------------------
  9,130,000     St. James Parish, LA, PCR Refunding Bonds (Series
                1988-B), 4.20% CP (Texaco, Inc.), Mandatory Tender
                8/8/1995                                                  A-1            9,130,000
                ------------------------------------------------------              --------------
                Total                                                                   28,998,120
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MARYLAND--3.6%
                ------------------------------------------------------
$24,200,000     Maryland Health & Higher Educational Facilities
                Authority (Series 1985-B) Weekly VRDNs
                (First National Bank of Chicago LOC)                     VMIG1      $   24,200,000
                ------------------------------------------------------
  4,000,000     Maryland Health & Higher Educational Facilities
                Authority, Revenue Bonds (Series 1985-A) Weekly VRDNs
                (Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                   VMIG1           4,000,000
                ------------------------------------------------------
 10,110,000     Maryland State Community Development Administration
                (Series 1987-2), 4.35% TOBs (First National Bank of
                Chicago LIQ), Optional Tender 10/1/1995                  NR(3)          10,110,000
                ------------------------------------------------------
    300,000     Maryland State IDFA Kelly Springfield Tire, Economic
                Development Revenue Refunding Bonds (Series 1994)
                Weekly VRDNs (Johnson Controls, Inc.)                    VMIG1             300,000
                ------------------------------------------------------
  2,000,000     Montgomery County, MD EDA Weekly VRDNs
                (Howard Hughes Medical Center)                            A-1+           2,000,000
                ------------------------------------------------------
  9,300,000     Montgomery County, MD EDA Weekly VRDNs
                (U.S. Pharmacopeial Convention Facility)/
                (Chemical Bank, New York LOC)                            VMIG1           9,300,000
                ------------------------------------------------------
  6,000,000     Montgomery County, MD Housing Opportunities
                Commission, Single Family Mortgage Revenue Bonds
                (Series 1994-C), 4.35% TOBs, Optional Tender
                10/25/1995                                               VMIG1           6,000,000
                ------------------------------------------------------              --------------
                Total                                                                   55,910,000
                ------------------------------------------------------              --------------
                MASSACHUSETTS--0.9%
                ------------------------------------------------------
 13,300,000     Massachusetts HEFA (Series I) Weekly VRDNs
                (Harvard University)                                      A-1+          13,300,000
                ------------------------------------------------------              --------------
                MICHIGAN--1.3%
                ------------------------------------------------------
  4,350,000     Dearborn, MI Economic Development Corp. (Series 1991)
                Weekly VRDNs (Oakbrook Common Project)/
                (Mellon Bank N.A., Pittsburgh LOC)                        A-1            4,350,000
                ------------------------------------------------------
  2,000,000     Michigan Municipal Bond Authority, 4.50% RANs,
                7/3/1996                                                 SP-1+           2,012,412
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MICHIGAN--CONTINUED
                ------------------------------------------------------
$ 1,700,000     Michigan State Hospital Finance Authority, Hospital
                Equipment Loan Program Bonds (Series A) Weekly VRDNs
                (First of America Bank Corp. LOC)                        VMIG1      $    1,700,000
                ------------------------------------------------------
  9,500,000     Michigan State, GO Notes, 5.00% TRANs, 9/29/1995         SP-1+           9,511,856
                ------------------------------------------------------
  2,695,000     Ottawa County, MI Economic Development Corp., Limited
                Obligation Revenue Bonds (Series 1995-B) Weekly VRDNs
                (Sunset Manor, Inc. Project)/
                (Old Kent Bank & Trust Co., Grand Rapids LOC)             A-1            2,695,000
                ------------------------------------------------------              --------------
                Total                                                                   20,269,268
                ------------------------------------------------------              --------------
                MINNESOTA--3.4%
                ------------------------------------------------------
  2,065,000     Dakota County, MN Housing & Redevelopment Authority,
                Multifamily Rental Housing Revenue Bonds (Series
                1994-B) Weekly VRDNs (Westwood Ridge Senior Residence
                Project)/(First Bank N.A., Minneapolis LOC)               A-1            2,065,000
                ------------------------------------------------------
  5,040,000     Minneapolis CDA, Revenue Refunding Bonds (Series 1995)
                Weekly VRDNs (Walker Methodist Health Center, Inc.
                Project)/(First Bank N.A., Minneapolis LOC)                A+            5,040,000
                ------------------------------------------------------
 10,000,000     Minneapolis, MN (Series 1993) Weekly VRDNs
                (Market Square Real Estate, Inc.)/(Norwest Bank
                Minnesota, Minneapolis LOC)                               A-1+          10,000,000
                ------------------------------------------------------
  4,105,000     Minnesota State HFA, Single Family Mortgage Bonds
                (Series 1993-T), 4.85% TOBs (Bayerische Landesbank
                Girozentrale LOC), Mandatory Tender 12/14/1995            A-1+           4,105,000
                ------------------------------------------------------
  7,400,000     Minnesota State Higher Education Coordinating Board,
                Supplemental Student Loan Program Variable Rate
                Refunding Revenue Bonds (Series 1994-A) Weekly VRDNs
                (Norwest Bank Minnesota, Minneapolis LIQ)                VMIG1           7,400,000
                ------------------------------------------------------
 19,500,000     Rochester, MN Health Care Facility Authority Weekly
                VRDNs (Mayo Foundation)                                  VMIG1          19,500,000
                ------------------------------------------------------
    800,000     St. Paul, MN Port Authority (Series 1991) Weekly VRDNs
                (West Gate Office)/(First Bank N.A., Minneapolis LOC)     A-1              800,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                ------------------------------------------------------
$ 4,200,000     University of Minnesota (Series G), 4.50% TOBs
                (Regents of University of Minnesota), Optional Tender
                8/1/1995                                                 VMIG1      $    4,200,000
                ------------------------------------------------------              --------------
                Total                                                                   53,110,000
                ------------------------------------------------------              --------------
                MISSISSIPPI--1.2%
                ------------------------------------------------------
  1,770,000     Hinds County, MS (Series 1991) Weekly VRDNs (North
                State St. Project)/(Amsouth Bank N.A., Birmingham LOC)   VMIG1           1,770,000
                ------------------------------------------------------
 16,600,000     Jackson County, MS Port Facility Daily VRDNs
                (Chevron U.S.A., Inc.)                                    P-1           16,600,000
                ------------------------------------------------------              --------------
                Total                                                                   18,370,000
                ------------------------------------------------------              --------------
                MISSOURI--0.3%
                ------------------------------------------------------
  4,200,000     Poplar Bluff, MO IDA (Series 1987) Weekly VRDNs (Gates
                Rubber Co.)/(NBD Bank, N.A., Detroit, MI LOC)             A-1+           4,200,000
                ------------------------------------------------------              --------------
                NEW JERSEY--1.1%
                ------------------------------------------------------
 11,600,000     Essex County, NJ, (Series 1995-B), 5.00% TANs
                (Chemical Bank, New York LOC), 8/22/1995                  MIG1          11,605,114
                ------------------------------------------------------
  5,000,000     Mercer County, NJ, 5.50% BANs, 9/20/1995                 NR(2)           5,003,952
                ------------------------------------------------------              --------------
                Total                                                                   16,609,066
                ------------------------------------------------------              --------------
                NEW YORK--8.9%
                ------------------------------------------------------
 16,600,000     New York City Municipal Water Finance Authority, Water
                and Sewer System Revenue Bonds (Series 1995-A) Daily
                VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)     A-1+          16,600,000
                ------------------------------------------------------
 29,800,000     New York Metropolitan Transportation Authority Weekly
                VRDNs (Bank of Tokyo Ltd., Tokyo, Industrial Bank of
                Japan Ltd., Tokyo, J.P. Morgan Wilmington, Delaware,
                Mitsubishi Bank Ltd, Tokyo, Morgan Guaranty Trust Co.,
                New York, National Westminster Bank, PLC, London and
                Sumitomo Bank Ltd., Osaka LOCs)                           A-1           29,800,000
                ------------------------------------------------------
 29,900,000     New York State Local Government Assistance Corp.
                (Series D), 3.20% TOBs (Societe Generale, Paris LOC),
                Mandatory Tender 8/2/1995                                 A-1+          29,900,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NEW YORK--CONTINUED
                ------------------------------------------------------
$21,600,000     New York State Local Government Assistance Corp.
                (Series E), 3.20% TOBs (Canadian Imperial Bank of
                Commerce, Toronto LOC), Mandatory Tender 8/2/1995         A-1+      $   21,600,000
                ------------------------------------------------------
 23,110,000     Niagara County, NY IDA, Solid Waste Disposal Facility
                Revenue Bonds (Series 1994-A) Weekly VRDNs (American
                Ref-Fuel Company)/(Air Products & Chemicals, Inc. and
                Browning-Ferris Industries,
                Inc. GTDs)                                                A-1           23,110,000
                ------------------------------------------------------
 14,000,000     Suffolk County, NY, 1995 (RA Series I), 5.25% TANs
                (Westdeutsche Landesbank Girozentrale LOC), 8/15/1995    SP-1+          14,002,354
                ------------------------------------------------------
  3,800,000     Syracuse, NY IDA Syracuse, Multi Modal Civic
                Facility Revenue Bonds (Series 1993) Daily VRDNs
                (Syracuse University Eggers Halls Project)/
                (Morgan Guaranty Trust Co., New York LOC)                 A-1+           3,800,000
                ------------------------------------------------------              --------------
                Total                                                                  138,812,354
                ------------------------------------------------------              --------------
                NORTH CAROLINA--4.4%
                ------------------------------------------------------
 30,000,000     Charlotte-Mecklenburg Hospital Authority, NC, Loan
                Participation Certificates (1995) VRNs (The Charlotte-
                Mecklenburg Hospital Authority), 5/22/1996               NR(2)          30,000,000
                ------------------------------------------------------
  4,320,000     Fayetteville, NC Public Works Commission, Revenue
                Refunding Bonds Weekly VRDNs (FGIC INS)/
                (Merrill Lynch Capital Services, Inc. LIQ)               VMIG1           4,320,000
                ------------------------------------------------------
  4,000,000     Greensboro, NC, Certificates of Participation 1994
                Equipment Project Weekly VRDNs (Greensboro, NC Center
                City Corp.)/(Wachovia Bank of Georgia N.A., Atlanta
                LIQ)                                                      A-1+           4,000,000
                ------------------------------------------------------
 15,000,000     Martin County, NC IFA, (Series 1993) Weekly VRDNs
                (Weyerhaeuser Co.)                                        A-1           15,000,000
                ------------------------------------------------------
    745,000     NCNB Pooled Tax-Exempt Trust (Series 1990-A)
                Weekly VRDNs (NCNB Tax Exempt Trust 1990a)/
                (Nationsbank of North Carolina N.A. LOC)                  P-1              745,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NORTH CAROLINA--CONTINUED
                ------------------------------------------------------
$ 4,700,000     North Carolina Medical Care Commission Hospital,
                Revenue Bonds (Series 1994) Weekly VRDNs
                (Hugh Chatam Memorial/Rutherford Hospitals)/
                (First Union National Bank, Charlotte, N.C. LOC)         VMIG1      $    4,700,000
                ------------------------------------------------------
 10,000,000     North Carolina Municipal Power Agency No 1, 3.50% CP
                (Bank of America NT and SA, San Francisco, Canadian
                Imperial Bank of Commerce, Toronto, First Union
                National Bank, Charlotte, N.C., Industrial Bank of
                Japan Ltd., Tokyo, Morgan Guaranty Trust Co., New York
                and Nationsbank of North Carolina N.A. LIQs),
                Mandatory Tender 10/26/1995                               P-1           10,000,000
                ------------------------------------------------------              --------------
                Total                                                                   68,765,000
                ------------------------------------------------------              --------------
                OHIO--5.7%
                ------------------------------------------------------
  2,700,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                (Visiting Nurses)/(National City Bank, Cleveland, OH
                LOC)                                                      A-1            2,700,000
                ------------------------------------------------------
  2,585,000     Ashland County, OH Health Care Weekly VRDNs (Brethren
                Care, Inc.)/(National City Bank,
                Cleveland, OH LOC)                                        P-1            2,585,000
                ------------------------------------------------------
  8,850,000     Cincinnati City School District, OH, 5.80% TANs,
                12/29/1995                                               NR(3)           8,863,842
                ------------------------------------------------------
  1,100,000     Cuyahoga County, OH Hospital Authority Weekly VRDNs
                (St. Lukes Hospital)/(First National Bank of Chicago
                LOC)                                                     VMIG1           1,100,000
                ------------------------------------------------------
  2,650,000     Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking
                Co.)/(Society National Bank, Cleveland, OH LOC)           P-1            2,650,000
                ------------------------------------------------------
  2,000,000     Dayton, OH, Revenue Refunding Bonds (Series 1993-E)
                Weekly VRDNs (Emery Air Freight Corp.)/(Mellon Bank
                N.A., Pittsburgh LOC)                                    VMIG1           2,000,000
                ------------------------------------------------------
  6,100,000     Franklin County, OH Hospital Facility Authority
                Weekly VRDNs (Riverside United Methodist Hospital)/
                (National City Bank, Cleveland, OH LOC)                  VMIG1           6,100,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OHIO--CONTINUED
                ------------------------------------------------------
$12,400,000     Hamilton County, OH Hospital Facilities Authority,
                Revenue Bonds (Series 1986-A) Weekly VRDNs
                (Good Samaritan Hospital)                                 A-1       $   12,400,000
                ------------------------------------------------------
  2,500,000     Kettering, OH IDA Weekly VRDNs (Center-Plex
                Venture)/(Society National Bank, Cleveland, OH LOC)       P-1            2,500,000
                ------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds
                (Series 1992-A) Weekly VRDNs (Elyria United Methodist
                Home)/(Fifth Third Bancorp LOC)                           P-1            2,885,000
                ------------------------------------------------------
  2,000,000     Lucas County, OH IDA (Series 1991) Weekly
                VRDNs (Ohio Citizens Bank)/(National City Bank,
                Cleveland, OH LOC)                                        P-1            2,000,000
                ------------------------------------------------------
    295,000     Lucas County, OH, Hospital Improvement Revenue Weekly
                VRDNs (Sunshine Children's Home)/
                (National City Bank, Cleveland, OH LOC)                   P-1              295,000
                ------------------------------------------------------
  4,300,000     Lucas County, OH, Hospital Refunding Revenue
                Bonds Weekly VRDNs (Riverside Hospital, OH)/
                (Huntington National Bank, Columbus, OH LOC)              P-1            4,300,000
                ------------------------------------------------------
  6,900,000     Mahoning County, OH, Housing Revenue Bonds (Series
                1995) Weekly VRDNs (Copeland Oaks Project)/(Bank One,
                Akron, N.A. LOC)                                          A-1+           6,900,000
                ------------------------------------------------------
  2,210,000     Marion County, OH Hospital Authority (Series 1991),
                4.25% TOBs (Marion County, OH Pooled Hospital
                Program)/(Bank One, Columbus, N.A. LOC)
                Optional Tender 11/1/1995                                 A-1+           2,210,000
                ------------------------------------------------------
  4,250,000     Mayfield Village, OH IDA Weekly VRDNs (Beta Campus
                Co.)/(First Union National Bank, Charlotte, N.C. LOC)     P-1            4,250,000
                ------------------------------------------------------
  5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds
                (Series 1995) Weekly VRDNs (Valley City
                Steel Company Project)/(Society National Bank,
                Cleveland, OH LOC)                                        P-1            5,400,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OHIO--CONTINUED
                ------------------------------------------------------
$   800,000     Montgomery County, OH IDA Weekly VRDNs
                (Center-Plex Venture)/(Society National Bank,
                Cleveland, OH LOC)                                        P-1       $      800,000
                ------------------------------------------------------
  1,700,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                Partnership)/(Huntington National Bank, Columbus, OH
                LOC)                                                      A-1            1,700,000
                ------------------------------------------------------
  4,700,000     Muskingham County, OH Hospital Facilities
                Authority Weekly VRDNs (Bethesda Care System)/
                (National City Bank, Columbus, OH LOC)                   VMIG1           4,700,000
                ------------------------------------------------------
  1,800,000     Ohio State Air Quality Development Authority (Series
                1998-A) Weekly VRDNs (PPG Industries, Inc.)               P-1            1,800,000
                ------------------------------------------------------
  4,080,000     Ohio State Water Development Authority,
                Pure Water Refunding & Improvement Bonds
                (Series PA-56) Weekly VRDNs (AMBAC INS)/
                (Merrill Lynch Capital Services, Inc. LIQ)               VMIG1           4,080,000
                ------------------------------------------------------
  1,800,000     Rickenbacker, OH Port Authority (Series 1992)
                Weekly VRDNs (Rickenbacker Holdings, Inc.)/
                (Bank One, Columbus, N.A. LOC)                            P-1            1,800,000
                ------------------------------------------------------
  1,900,000     Seneca County, OH Hospital Facility Authority Weekly
                VRDNs (St. Francis Home)/(National City Bank,
                Cleveland, OH LOC)                                       VMIG1           1,900,000
                ------------------------------------------------------
    800,000     Solon, OH, IDA Weekly VRDNs (Solon Industries)/
                (Society National Bank, Cleveland, OH LOC)                P-1              800,000
                ------------------------------------------------------
  1,100,000     Twinsburg, OH IDA Weekly VRDNs (Care of Massara)/
                (Society National Bank, Cleveland, OH LOC)                P-1            1,100,000
                ------------------------------------------------------              --------------
                Total                                                                   87,818,842
                ------------------------------------------------------              --------------
                OKLAHOMA--0.6%
                ------------------------------------------------------
 10,000,000     Holdenville, OK Industrial Authority, Correctional
                Facility Revenue Bonds (Series 1995) Weekly VRDNs
                (Holdenville, OK Correctional Facility)/
                (First Union National Bank, Charlotte, N.C. LOC)         VMIG1          10,000,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OREGON--0.1%
                ------------------------------------------------------
$ 2,000,000     Oregon Health, Housing & Cultural Facilities
                Authority, Adjustable Rate Revenue Bonds (Series
                1995-A) Weekly VRDNs (Guide Dogs for the Blind, Inc.
                Project)/
                (Banque Nationale de Paris LOC)                           MIG1      $    2,000,000
                ------------------------------------------------------              --------------
                PENNSYLVANIA--2.5%
                ------------------------------------------------------
  5,000,000     Allegheny County, PA IDA, PCR (Series 1992-A),
                4.80% TOBs (Duquesne Light Power Co.)/
                (Canadian Imperial Bank of Commerce, Toronto LOC),
                Mandatory Tender 10/17/1995                               P-1            5,000,000
                ------------------------------------------------------
  4,000,000     Beaver County, PA IDA, PCR Refunding Bonds (1994
                Series), 4.50% CP (Duquesne Light Power Co.)/ (Swiss
                Bank Corp., New York, NY LOC), Mandatory Tender
                10/10/1995                                                A-1+           4,000,000
                ------------------------------------------------------
  6,300,000     Delaware County, PA PCR (Series C), 4.00% CP
                (Philadelphia Electric Co.)/(FGIC INS), Mandatory
                Tender 10/6/1995                                          A-1+           6,300,000
                ------------------------------------------------------
  4,200,000     Delaware County, PA Weekly VRDNs
                (American College)/(PNC Bank, N.A. LOC)                   P-1            4,200,000
                ------------------------------------------------------
  5,600,000     Erie County, PA Hospital Authority Weekly VRDNs (St.
                Vincent Health System)/(Fuji Bank, Ltd., Tokyo LOC)       A-1            5,600,000
                ------------------------------------------------------
  1,300,000     Pennsylvania State Higher Education Facilities
                Authority Weekly VRDNs (Carnegie-Mellon University)       A-1            1,300,000
                ------------------------------------------------------
  6,000,000     Philadelphia, PA, GO (Series 1990), 3.90% CP (Fuji
                Bank, Ltd., Tokyo LOC), Mandatory Tender 8/23/1995        A-1            6,000,000
                ------------------------------------------------------
  3,690,000     Pittsburgh, PA, GO Unlimited Bonds (Series B), 4.10%
                BONDs (AMBAC INS), 9/1/1995                              NR(1)           3,690,300
                ------------------------------------------------------
    500,000     Sayre, PA, Health Care Facilities Authority Weekly
                VRDNs (VHA of Pennsylvania)/(AMBAC INS)/
                (First National Bank of Chicago LIQ)                      A-1              500,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                PENNSYLVANIA--CONTINUED
                ------------------------------------------------------
$ 2,000,000     Washington County, PA Hospital Authority Weekly VRDNs
                (Keystone Diversified Management Corp.)/
                (Mellon Bank N.A., Pittsburgh LOC)                        A-1       $    2,000,000
                ------------------------------------------------------              --------------
                Total                                                                   38,590,300
                ------------------------------------------------------              --------------
                PUERTO RICO--0.6%
                ------------------------------------------------------
 10,000,000     Puerto Rico Government Development Bank Weekly VRDNs
                (Credit Suisse, Zurich LOC)                               A-1+          10,000,000
                ------------------------------------------------------              --------------
                SOUTH CAROLINA--0.5%
                ------------------------------------------------------
  3,000,000     Greenville, SC Hospital System Board of Trustees,
                (Series 1993-B) Weekly VRDNs (Greenville County, SC
                Hospital Authority)                                       A-1+           3,000,000
                ------------------------------------------------------
  5,000,000     University of South Carolina, Athletic Facilities
                (Series 1995), 5.25% BANs, 3/1/1996                      NR(3)           5,031,756
                ------------------------------------------------------              --------------
                Total                                                                    8,031,756
                ------------------------------------------------------              --------------
                TENNESSEE--3.1%
                ------------------------------------------------------
 10,000,000     Chattanooga, TN HEFA Weekly VRDNs
                (Mccallie School)/(Trust Company Bank, Atlanta LOC)       A-1+          10,000,000
                ------------------------------------------------------
 22,400,000     Chattanooga, TN HEFA Weekly VRDNs
                (Sisken Hospital)/(Sumitomo Bank Ltd., Osaka LOC)         A-1           22,400,000
                ------------------------------------------------------
  2,200,000     Metropolitan Nashville Tennessee AA, (Series 1993)
                Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)     A-1+           2,200,000
                ------------------------------------------------------
  7,330,000     Nashville and Davidson County, NC IDB, Metropolitan
                Government Revenue Bonds (Series 1995) Weekly VRDNs
                (YMCA Projects)/(Nationsbank of Tennessee LOC)            P-1            7,330,000
                ------------------------------------------------------
  6,200,000     Roane, TN IDB, (Series 1982) Monthly VRDNs
                (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank N.V.,
                Amsterdam LOC)                                            A-1+           6,200,000
                ------------------------------------------------------              --------------
                Total                                                                   48,130,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                TEXAS--2.0%
                ------------------------------------------------------
$ 4,325,000     Dallas, TX (Series C), 3.90% TOBs, Optional Tender
                6/15/1996                                                NR(1)      $    4,325,000
                ------------------------------------------------------
 11,050,000     Harris County, TX HFDC (Series B), 3.90% TOBs
                (San Jacinto Methodist Hospital)/(Morgan Guaranty
                Trust Co., New York LOC), Mandatory Tender 9/1/1995       A-1+          11,050,000
                ------------------------------------------------------
  7,000,000     Harris County, TX, Toll Road Unlimited Tax & Sub Lien
                Revenue (Series 1994-G) Weekly VRDNs                      A-1+           7,000,000
                ------------------------------------------------------
  2,000,000     Montgomery County, TX IDC, IDRB Weekly VRDNs (Houston
                Area Research Center)/(Morgan Guaranty Trust Co., New
                York LOC)                                                 A-1+           2,000,000
                ------------------------------------------------------
  1,920,000     North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
                Inc.)/(Nationsbank of North Carolina N.A. LOC)            P-1            1,920,000
                ------------------------------------------------------
  5,000,000     Texas State Department of Housing & Community
                Affairs, Multifamily Housing Revenue Refunding Bonds
                (Remington Hill Series B) Weekly VRDNs
                (Trust Company Bank, Atlanta LOC)                         A-1+           5,000,000
                ------------------------------------------------------              --------------
                Total                                                                   31,295,000
                ------------------------------------------------------              --------------
                UTAH--1.3%
                ------------------------------------------------------
 19,670,000     Utah State HFA, Single Family Mortgage
                Bonds (Series 1995-1) Weekly VRDNs
                (Westdeutsche Landesbank Girozentrale LIQ)                A-1+          19,670,000
                ------------------------------------------------------              --------------
                VIRGINIA--0.8%
                ------------------------------------------------------
  1,500,000     Arlington County, VA Weekly VRDNs
                (Ballston Public Parking)/(Citibank, NA LOC)              A-1+           1,500,000
                ------------------------------------------------------
  6,200,000     Henrico County, VA IDA, (Series 1994) Daily
                VRDNs (Virginia United Methodist Homes, Inc.)/
                (Nationsbank of Virginia, N.A. LOC)                      VMIG1           6,200,000
                ------------------------------------------------------
  5,000,000     Virginia State Housing Development Authority, (Series
                1993-A), 3.45% TOBs, Mandatory Tender 9/12/1995           A-1+           5,000,000
                ------------------------------------------------------              --------------
                Total                                                                   12,700,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                WASHINGTON--0.4%
                ------------------------------------------------------
$ 5,535,000     Pierce County, WA (Series 1995), 4.50% TANs,
                12/27/1995                                               NR(3)      $    5,537,682
                ------------------------------------------------------              --------------
                WEST VIRGINIA--0.5%
                ------------------------------------------------------
  7,960,000     Cabell County Commission, WV, Life Care Facilities
                Multi-Option Adjustable Rate Revenue Bonds (Series
                1995) Weekly VRDNs (Foster Foundation)/(Huntington
                National Bank, Columbus, OH LOC)                          A-1            7,960,000
                ------------------------------------------------------              --------------
                WISCONSIN--2.3%
                ------------------------------------------------------
  1,100,000     Seymour, WI IDA Weekly VRDNs (Beatrice Cheese,
                Inc.)/(Bank of New York, New York LOC)                    P-1            1,100,000
                ------------------------------------------------------
 34,000,000     Wisconsin HEFA Weekly VRDNs (St. Luke's Medical
                Center)/(Sumitomo Bank Ltd., Osaka LOC)                  VMIG1          34,000,000
                ------------------------------------------------------              --------------
                Total                                                                   35,100,000
                ------------------------------------------------------              --------------
                WYOMING--0.4%
                ------------------------------------------------------
  1,125,000     Natrona County, WY, Hospital Revenue, 5.85% TOBs
                (Grainger W.W., Inc.), Optional Tender 12/1/1995          P-1            1,125,000
                ------------------------------------------------------
  4,400,000     Sweetwater County, WY IDA, PCR Refunding
                Bonds (Series 1990-A) Weekly VRDNs (Pacificorp)/
                (Credit Suisse, Zurich LOC)                              VMIG1           4,400,000
                ------------------------------------------------------              --------------
                Total                                                                    5,525,000
                ------------------------------------------------------              --------------
                NO STATE--1.4%
                ------------------------------------------------------
 10,000,000     Clipper Tax Exempt Trust (Series 1993-1) Weekly VRDNs
                (State Street Bank and Trust Co. LIQ)                     A-1+          10,000,000
                ------------------------------------------------------
  6,440,583     LaSalle National Bank Leasetops Trust (Series 1994-B)
                Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                (Lasalle National Bank, Chicago LOC)                      A-1+           6,440,583
                ------------------------------------------------------
  1,934,628     LaSalle National Bank Tax-Exempt Trust (Series 1993-A)
                Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                (Lasalle National Bank, Chicago LOC)                      A-1+           1,934,628
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NO STATE--CONTINUED
                ------------------------------------------------------
$ 3,040,000     Merrill Lynch Puttable FLOATs/RITES Trust
                (Series PP2) Weekly VRDNs                                VMIG1      $    3,040,000
                ------------------------------------------------------              --------------
                Total                                                                   21,415,211
                ------------------------------------------------------              --------------
                TOTAL INVESTMENTS, AT AMORTIZED COST(A)                             $1,553,856,743
                ------------------------------------------------------              --------------


(a) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($1,547,473,496) at July 31, 1995.


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:


AMBAC  --American Municipal Bond Assurance Corporation
BANs   --Bond Anticipation Notes
CDA    --Community Development Administration
CP     --Commercial Paper
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FSA    --Financial Security Assurance
GO     --General Obligation
GTDs   --Guarantees
HEFA   --Health and Education Facilities Authority
HFA    --Housing Finance Authority
HFDC   --Health Facility Development Corporation
IDA    --Industrial Development Authority
IDB    --Industrial Development Bond
IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
IDRB   --Industrial Development Revenue Bonds
IDFA   --Industrial Development Finance Authority
IFA    --Industrial Finance Authority
INS    --Insurance
LIQ    --Liquidity Agreement
LOCs   --Letter(s) of Credit
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance
PCR    --Pollution Control Revenue
PFA    --Public Facility Authority
PLC    --Public Limited Company
RANs   --Revenue Anticipation Notes
TANs   --Tax Anticipation Notes
TOBs   --Tender Option Bonds
TRANs  --Tax and Revenue Anticipation Notes
VHA    --Veterans Housing Administration
VRDNs  --Variable Rate Demand Notes
VRNs   --Variable Rate Notes


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------


ASSETS:
------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                            $1,553,856,743
------------------------------------------------------------------------------
Cash                                                                                     933,463
------------------------------------------------------------------------------
Income receivable                                                                      9,103,589
------------------------------------------------------------------------------    --------------
     Total assets                                                                  1,563,893,795
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for investments purchased                                  $11,518,668
----------------------------------------------------------------
Income distribution payable                                          4,394,007
----------------------------------------------------------------
Accrued expenses                                                       507,624
----------------------------------------------------------------   -----------
     Total liabilities                                                                16,420,299
------------------------------------------------------------------------------    --------------
NET ASSETS for 1,547,494,731 shares outstanding                                   $1,547,473,496
------------------------------------------------------------------------------    --------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid in capital                                                                    1,547,494,731
------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                      (21,235)
------------------------------------------------------------------------------    --------------
     Total Net Assets                                                             $1,547,473,496
------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($1,295,457,878 / 1,295,478,935 shares outstanding)                                        $1.00
------------------------------------------------------------------------------    --------------
Institutional Service Shares:
($252,015,618 / 252,015,796 shares outstanding)                                            $1.00
------------------------------------------------------------------------------    --------------


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                              $44,477,152
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $2,318,805
----------------------------------------------------------------------
Administrative personnel and services fee                                   877,668
----------------------------------------------------------------------
Custodian fees                                                              110,650
----------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses               43,928
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     5,202
----------------------------------------------------------------------
Auditing fees                                                                12,951
----------------------------------------------------------------------
Legal fees                                                                   16,729
----------------------------------------------------------------------
Portfolio accounting fees                                                   128,996
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                            2,520,292
----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                      378,074
----------------------------------------------------------------------
Share registration costs                                                    337,930
----------------------------------------------------------------------
Printing and postage                                                         28,823
----------------------------------------------------------------------
Insurance premiums                                                           15,420
----------------------------------------------------------------------
Taxes                                                                            22
----------------------------------------------------------------------
Miscellaneous                                                                14,033
----------------------------------------------------------------------   ----------
     Total expenses                                                       6,809,523
----------------------------------------------------------------------
Deduct--
----------------------------------------------------------
  Waiver of investment advisory fee                         $1,581,210
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares   2,520,292    4,101,502
----------------------------------------------------------  ----------   ----------
     Net expenses                                                                       2,708,021
-----------------------------------------------------------------------------------   -----------
          Net investment income                                                        41,769,131
-----------------------------------------------------------------------------------   -----------
Net realized gain (loss) on investments                                                    (1,395)
-----------------------------------------------------------------------------------   -----------
          Change in net assets resulting from operations                              $41,767,736
-----------------------------------------------------------------------------------   -----------

(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                               ---------------------------------
                                                                    1995              1994
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                          $    41,769,131   $    16,807,122
-------------------------------------------------------------
Net realized gain/loss on investments ($40 net gain and
$19,220 net loss, respectively, as computed for federal
income tax purposes)                                                    (1,395)            3,986
-------------------------------------------------------------  ---------------   ---------------
     Change in assets resulting from operations                     41,767,736        16,811,108
-------------------------------------------------------------  ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income:
-------------------------------------------------------------
Institutional Shares                                               (36,508,581)      (16,783,291)
-------------------------------------------------------------
Institutional Service Shares                                        (5,260,550)          (23,831)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from distributions
     to shareholders                                               (41,769,131)      (16,807,122)
-------------------------------------------------------------  ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of Shares                                     7,385,500,551     3,346,441,976
-------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment
of distributions declared                                           2,286,899           460,949
-------------------------------------------------------------
Cost of Shares redeemed                                         (6,655,215,610)   (2,986,122,657)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from share transactions        732,571,840       360,780,268
-------------------------------------------------------------  ---------------   ---------------
          Change in net assets                                     732,570,445       360,784,254
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                814,903,051       454,118,797
-------------------------------------------------------------  ---------------   ---------------
End of period                                                  $ 1,547,473,496   $   814,903,051
-------------------------------------------------------------  ---------------   ---------------

(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $19,800, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR     EXPIRATION AMOUNT
---------------     -----------------
   2001                 $580
   2002               $19,220


     Additionally, net capital losses of $1,435 attributable to security transactions incurred after October 31, 1994 are treated as arising on August 1, 1995, the first day of the Fund's next taxable year.



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $1,547,494,731. Transactions in shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                 --------------------------------
                     INSTITUTIONAL SHARES                             1995              1994
--------------------------------------------------------------   --------------    --------------
Shares sold                                                       6,466,015,512     3,312,845,513
--------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                              1,609,289           460,949
--------------------------------------------------------------
Shares redeemed                                                  (5,961,920,320)   (2,977,674,630)
--------------------------------------------------------------   --------------    --------------
  Net change resulting from Institutional Share transactions        505,704,481       335,631,832
--------------------------------------------------------------   --------------    --------------


                                                                       YEAR ENDED JULY 31,
                                                                 --------------------------------
                 INSTITUTIONAL SERVICE SHARES                         1995             1994*
--------------------------------------------------------------   --------------    --------------
Shares sold                                                         919,485,039        33,596,463
--------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                677,610                --
--------------------------------------------------------------
Shares redeemed                                                    (693,295,290)       (8,448,027)
--------------------------------------------------------------   --------------    --------------
  Net change resulting from Institutional Service Share
  transactions                                                      226,867,359        25,148,436
--------------------------------------------------------------   --------------    --------------
     Net change resulting from share transactions                   732,571,840       360,780,268
--------------------------------------------------------------   --------------    --------------


* For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services (FSS), the Fund will pay FSS up to 0.25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.


INTERFUND TRANSACTIONS--During the year ended July 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,395,054,229 and $2,346,849,715, respectively.


PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

MONEY MARKET OBLIGATIONS TRUST:
(Tax-Free Obligations Fund)

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

September 8, 1995



ADDRESSES
--------------------------------------------------------------------------------

Tax-Free Obligations Fund
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                      TAX-FREE


                                      OBLIGATIONS FUND


                                      (A PORTFOLIO OF MONEY MARKET

                                      OBLIGATIONS TRUST)
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 60934N401

      9110207A-IS (9/95)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in municipal securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Municipal Securities                                                         6
  Investment Risks                                                             6
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              7
------------------------------------------------------

  Management of the Trust                                                      7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      10
  Certificates and Confirmations                                              11
  Dividends                                                                   11
  Capital Gains                                                               11

REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------


FINANCIAL STATEMENTS                                                          16

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 45

------------------------------------------------------


ADDRESSES                                                                     46

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.06%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.39%
  Shareholder Services Fee...................................................    0.25%
     Total Operating Expenses(2).............................................             0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.



(2) The total operating expenses would have been 0.59% absent the voluntary waiver of a portion of the management fee.



  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


EXAMPLE                                              1 year  3 years  5 years 10 years
-------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period........  $5      $14      $25    $57

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants, on page 45.



                                                                    YEAR ENDED JULY 31,
                                                                   ----------------------
                                                                    1995           1994(A)
                                                                   ------          ------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.00          $ 1.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                              0.03           0.002
---------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                          (0.03)         (0.002)
---------------------------------------------------------------    ------          ------
NET ASSET VALUE, END OF PERIOD                                     $ 1.00          $ 1.00
---------------------------------------------------------------    ------          ------
TOTAL RETURN (B)                                                     3.39%           0.18%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                           0.45%           0.39%(c)
---------------------------------------------------------------
  Net investment income                                              3.48%           3.04%(c)
---------------------------------------------------------------
  Expense waiver/reimbursement (d)                                   0.14%           0.15%(c)
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                        $252,016         $25,148
---------------------------------------------------------------


(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans since it invests in municipal securities. A minimum initial investment of $25,000 is required.


Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated funds within a twelve-month period. For this purpose, 1) an investor is defined as a financial institution or its collective customers, including affiliate financial institutions and their collective customers, or other institutions that are determined to qualify by Federated Securities Corp., and
2) Federated funds are those mutual funds which are distributed by Federated Securities Corp., or are advised by or administered by investment advisers or administrators affiliated with Federated Securities Corp. ("Federated Funds"). An investor's minimum investment will be calculated by combining all accounts the investor maintains with the Federated Funds, which includes the Fund.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

RATINGS. The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is deter-


mined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+ or FIN-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Further, the Fund has the ability but no present intention of investing in: securities that are rated MIG-2 or VMIG-2 by Moody's, SP-2 by S&P, FIN-2 by Fitch; tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F-2 by Fitch; and securities that are not rated but are deemed to be of comparable quality. Shareholders will be notified should the Fund decide to invest in these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its total assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities such as: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as described above; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering;


the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions fees to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

     MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
---------------------    -----------------------------------
      .15  of 1%               on the first $250 million
      .125 of 1%               on the next $250 million
      .10  of 1%               on the next $250 million
      .075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Obligations Fund-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Tax-Free Obligations Fund -- Institutional Service Shares to: Federated Services Company, Tax-Free Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment is $25,000. Eligibility for investment in the Fund is contingent upon an investor accumulating and maintaining a minimum aggregate investment of $200,000,000 in Federated Funds within a twelve-month period.


SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.



State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Tax-Free Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Tax-Free Obligations Fund -- Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road -- 2nd Floor, North Quincy, MA 02171.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000, or the aggregate investment in Federated Funds falls below the required minimum of $200,000,000 to be maintained from and after twelve months from account opening, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



OTHER STATE AND LOCAL TAXES. Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000.



All classes are subject to certain of the same expenses.



Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the tax-exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
-----------     ------------------------------------------------------   -------    --------------
SHORT-TERM MUNICIPAL SECURITIES--100.4%
----------------------------------------------------------------------
                ALABAMA--2.8%
                ------------------------------------------------------
$ 9,010,000     Alabama Special Care Facilities Finance Authority
                Weekly VRDNs (Providence Hospital)/(Daughters of
                Charity GTD)                                             VMIG1      $    9,010,000
                ------------------------------------------------------
  2,000,000     Birmingham, AL IDA, Revenue Refunding Bonds Weekly
                VRDNs (S.P. Hotel Company)/(Amsouth Bank N.A.,
                Birmingham LOC)                                          VMIG1           2,000,000
                ------------------------------------------------------
  3,140,000     Birmingham, AL Special Care Facilities Financing
                Authority, Capital Improvement Revenue Bonds (Series
                1995) Weekly VRDNs (Methodist Home for the Aging,
                AL)/(SouthTrust Bank of Alabama, Birmingham LOC)          P-1            3,140,000
                ------------------------------------------------------
  2,850,000     Birmingham, AL, GO (Series 1995-A), 5.625% BANs,
                1/5/1996                                                 NR(2)           2,852,538
                ------------------------------------------------------
  4,600,000     Birmingham, AL, GO (Series 1992-A) Weekly VRDNs (First
                Alabama Bank, Birmingham LOC)                             A-1+           4,600,000
                ------------------------------------------------------
  1,000,000     Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/
                (Trust Company Bank, Atlanta LOC)                         A-1+           1,000,000
                ------------------------------------------------------
  3,000,000     Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                      P-1            3,000,000
                ------------------------------------------------------
  8,500,000     Huntsville, AL Health Care Authority/Health Care
                Facilities (Series 1994-A) Weekly VRDNs (MBIA
                INS)/(Amsouth Bank N.A., Birmingham LIQ)                  A-1            8,500,000
                ------------------------------------------------------
  1,700,000     Huntsville, AL Health Care Authority/Health Care
                Facilities, Health Care Facilities Revenue Bonds
                (Series 1994-B) Weekly VRDNs (MBIA INS)/(Amsouth Bank
                N.A., Birmingham LIQ)                                     A-1            1,700,000
                ------------------------------------------------------
    300,000     Huntsville, AL IDA Weekly VRDNs (Parkway Project
                (Huntsville, AL))/(First Alabama Bank, Birmingham LOC)    A-1+             300,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                ALABAMA--CONTINUED
                ------------------------------------------------------
$ 1,500,000     Marshall County, AL, Special Obligation School
                Refunding Warrant (Series 1994) Weekly VRDNs (Marshall
                County, AL Board of Education)/
                (First Alabama Bank, Birmingham LOC)                      A-1+      $    1,500,000
                ------------------------------------------------------
  3,000,000     Mobile, AL IDB, PCR (Series 1993-B) Weekly VRDNs
                (Alabama Power Co.)                                       A-1            3,000,000
                ------------------------------------------------------
    995,000     Tuscaloosa County, AL Port Authority (Series 1989-A)
                Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of
                Alabama, Birmingham LOC)                                  P-1              995,000
                ------------------------------------------------------
  1,630,000     Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series
                1994) Weekly VRDNs (Harco, Inc.)/
                (Amsouth Bank N.A., Birmingham LOC)                       P-1            1,630,000
                ------------------------------------------------------              --------------
                Total                                                                   43,227,538
                ------------------------------------------------------              --------------
                ARIZONA--1.9%
                ------------------------------------------------------
 15,000,000     Apache County, AZ IDA (Series 1983-A) Weekly VRDNs
                (Tucson Electric Power Co.)/(Barclays Bank PLC,
                London LOC)                                               A-1+          15,000,000
                ------------------------------------------------------
  4,000,000     Arizona Health Facilities Authority, Variable Rate
                Demand Bond Weekly VRDNs (University Physicians,
                Inc.)/
                (Bank One, Arizona N.A. LOC)                              P-1            4,000,000
                ------------------------------------------------------
  4,400,000     Maricopa County, AZ (Series 1994-F) Daily VRDNs
                (Arizona Public Service Corp.)/(Bank of America NT
                and SA, San Francisco LOC)                                A-1            4,400,000
                ------------------------------------------------------
  6,000,000     Pima County, AZ IDA, Floating Rate Notes (Series A)
                Weekly VRDNs (Tucson Electric Power Co.)/
                (Barclays Bank PLC, London LOC)                           P-1            6,000,000
                ------------------------------------------------------              --------------
                Total                                                                   29,400,000
                ------------------------------------------------------              --------------
                ARKANSAS--0.1%
                ------------------------------------------------------
  1,000,000     Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/
                (PNC Bank, N.A. LOC)                                     VMIG1           1,000,000
                ------------------------------------------------------              --------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                CALIFORNIA--16.6%
                ------------------------------------------------------
$27,350,000     California School Cash Reserve Program Authority,
                (Series 1995-A), 4.75% TRANs (MBIA Insured), 7/3/1996    SP-1+      $   27,577,341
                ------------------------------------------------------
 35,000,000     California State, Revenue Anticipation Warrants
                (Series C), 5.75% RANs (Bank of America NT and SA, San
                Francisco, Bank of Nova Scotia, Toronto, Banque
                Nationale de Paris, Canadian Imperial Bank of
                Commerce, Toronto, Chemical Bank, New York, Citibank,
                N.A., Credit Suisse, Zurich, Morgan Guaranty Trust
                Co., New York, National Westminster Bank, PLC, London,
                Societe Generale North America, Inc., Sumitomo Bank
                Ltd., Osaka, Swiss Bank Corp., Westdeusche Landesbank
                Girozentrale & Toronto Dominion Bank LOCs)                SP-1          35,274,544
                ------------------------------------------------------
 16,100,000     California State, Revenue Anticipation Warrants
                (Series C), 5.75% RANs (FGIC INS), 4/25/1996              SP-1          16,355,231
                ------------------------------------------------------
 40,350,000     California Student Loan, Revenue Bonds (Series A)
                Weekly VRDNs (Student Loan Marketing
                Association LOC)                                          P-1           40,350,000
                ------------------------------------------------------
 10,000,000     Clipper CAL Tax-Exempt Trust, (94-2) Weekly VRDNs
                (California State)/(State Street Bank and Trust Co.
                LIQ)/(Bank of America NT and SA, San Francisco, Bank
                of Nova Scotia, Toronto, Banque Nationale de Paris,
                Canadian Imperial Bank of Commerce, Toronto, Chemical
                Bank, Citibank N.A. and Credit Suisse LOCs)              VMIG1          10,000,000
                ------------------------------------------------------
 12,995,000     Kern County, CA Board of Education, 4.50% TRANs,
                6/28/1996                                                SP-1+          13,057,372
                ------------------------------------------------------
 10,000,000     Los Angeles County, CA Unified School District, 4.50%
                TRANs, 7/3/1996                                          SP-1+          10,071,011
                ------------------------------------------------------
 41,000,000     Los Angeles County, CA, 4.50% TRANs (Bank of America
                NT and SA, San Francisco, Credit Suisse, Zurich,
                Morgan Guaranty Trust Co., New York, Swiss Bank Corp.,
                New York, NY, Union Bank of Switzerland, Zurich and
                Westdeutsche Landesbank Girozentrale LOCs), 7/1/1996      SP-1          41,266,907
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------
$23,500,000     Los Angeles, CA Wastewater System, Tender Option
                Certificates (Series 1995-H) Weekly VRDNs (MBIA INS)/
                (Swiss Bank Corp., New York, NY LIQ)                      A-1+      $   23,500,000
                ------------------------------------------------------
 10,000,000     Orange County, CA IDA, (Series 1991-A) Weekly VRDNs
                (The Lakes)/(Citibank, N.A. LOC)                          A-1           10,000,000
                ------------------------------------------------------
  6,000,000     Orange County, CA Local Transportation Authority,
                Sales Tax Revenue Notes, 4.00% CP (Industrial Bank of
                Japan Ltd., Tokyo LOC), Mandatory Tender 9/13/1995        A-1            6,000,000
                ------------------------------------------------------
  5,000,000     San Francisco, CA Unified School District (Series
                1994), 4.75% TRANs, 8/24/1995                            SP-1+           5,001,722
                ------------------------------------------------------
  7,000,000     Temecula Valley Unified School District, CA, 4.50%
                TRANs, 7/5/1996                                          SP-1+           7,031,142
                ------------------------------------------------------
 10,800,000     Ventura County, CA Community College District, 4.50%
                TRANs, 6/28/1996                                         SP-1+          10,851,836
                ------------------------------------------------------              --------------
                Total                                                                  256,337,106
                ------------------------------------------------------              --------------
                COLORADO--1.8%
                ------------------------------------------------------
 25,000,000     Arapahoe County, CO Improvement Authority, (Series G),
                4.45% TOBs (Swiss Bank Corp., New York, NY LOC),
                Optional Tender 8/31/1995                                SP-1+          25,000,000
                ------------------------------------------------------
  2,625,000     Denver (City & County), CO, 5.20% TOBs (Blake Street
                Compendium)/(Norwest Bank Minnesota, Minneapolis LOC),
                Optional Tender 12/15/1995                                A-1+           2,625,000
                ------------------------------------------------------              --------------
                Total                                                                   27,625,000
                ------------------------------------------------------              --------------
                CONNECTICUT--2.6%
                ------------------------------------------------------
 39,780,000     Connecticut State Transportation Infrastructure
                Authority Weekly VRDNs (Connecticut State)/(Industrial
                Bank of Japan Ltd., Tokyo LOC)                            A-1           39,780,000
                ------------------------------------------------------              --------------
                DELAWARE--0.3%
                ------------------------------------------------------
  5,100,000     Delaware Health Facilities Authority, (Series
                1985-BTP-19A) Weekly VRDNs (Medical Center of
                Delaware)/(MBIA INS)/(Bankers Trust Co., New York LIQ)   NR(1)           5,100,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--13.7%
                ------------------------------------------------------
$ 3,000,000     Alachua County, FL Health Facilities Authority, Health
                Facility Revenue Bonds (Series 1991) Weekly VRDNs
                (North Florida Retirement Village)/(Kredietbank N.V.,
                Brussels LOC)                                             A-1       $    3,000,000
                ------------------------------------------------------
  3,000,000     Broward County, FL Health Facility Authority, Revenue
                Bonds Weekly VRDNs (John Knox Village of Florida)/
                (First Union National Bank, Charlotte, N.C. LOC)          P-1            3,000,000
                ------------------------------------------------------
  4,470,000     Dade County, FL IDA Weekly VRDNs
                (Futernick Associates, Inc.)/(First Union National
                Bank,
                Charlotte, N.C. LOC)                                      P-1            4,470,000
                ------------------------------------------------------
  1,200,000     Dade County, FL IDA, Industrial Development Revenue
                Refunding Bonds Weekly VRDNs (Continental Farms,
                Inc.)/(Nationsbank of North Carolina N.A. LOC)            P-1            1,200,000
                ------------------------------------------------------
  2,000,000     Dade County, FL Water & Sewer System Weekly VRDNs
                (FGIC INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)     A-1            2,000,000
                ------------------------------------------------------
 12,490,000     Florida HFA Weekly VRDNs (Cornerstone)/
                (PNC Bank, N.A. LOC)                                      A-1           12,490,000
                ------------------------------------------------------
  1,400,000     Florida HFA, Multi-Family Housing Revenue Refunding
                Bonds (Series 1985-D) Weekly VRDNs (Park Colony
                Project, FL)/(Mellon Bank NA, Pittsburgh LOC)             A-1            1,400,000
                ------------------------------------------------------
  3,285,000     Florida State Board of Education Administration,
                (CR49)/(Series 1989-A), 4.00% TOBs (Citibank, N.A.
                LIQ), Optional Tender 12/1/1995                          NR(2)           3,285,000
                ------------------------------------------------------
  4,235,000     Florida State Board of Education Administration,
                (CR49D), 4.00% TOBs (Citibank, N.A. LIQ),
                Optional Tender 12/1/1995                                NR(2)           4,235,000
                ------------------------------------------------------
  1,210,000     Florida State Board of Education Administration,
                (CR55), (Series 1989-A), 4.00% TOBs (Citibank, N.A.
                LIQ), Optional Tender 12/1/1995                          NR(2)           1,210,000
                ------------------------------------------------------
 17,975,000     Hillsborough County, FL IDA, PCR Refunding Bonds
                (Series 1994) Weekly VRDNs (Tampa Electric
                Company)/(MBIA INS)                                      NR(2)          17,975,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--CONTINUED
                ------------------------------------------------------
$22,000,000     Jacksonville Electric Authority, FL, Tender Option
                Certificates (Series 1995-C) Weekly VRDNs (Bayerische
                Hypotheken-Und Wechsel-Bank Ag LOC)                       A-1+      $   22,000,000
                ------------------------------------------------------
  9,200,000     Jacksonville, FL PCR, (Series 1994), 4.10% CP (Florida
                Power & Light Co.), Mandatory Tender 12/14/1995          VMIG1           9,200,000
                ------------------------------------------------------
  6,100,000     Jacksonville, FL, Hospital Revenue Bonds (Series 1989)
                Weekly VRDNs (Baptist Medical Center, AL)/
                (First Union National Bank, Charlotte, N.C. LOC)         VMIG1           6,100,000
                ------------------------------------------------------
  4,200,000     Key West, FL Community Redevelopment Authority Weekly
                VRDNs (Pier House Joint Venture)/
                (PNC Bank, N.A. LOC)                                      P-1            4,200,000
                ------------------------------------------------------
  4,000,000     Lake Shore, FL Hospital Authority, Health Facilities
                Revenue Bonds (Series 1991) Weekly VRDNs
                (Lake Shore Hospital)/(Kredietbank N.V., Brussels LOC)    P-1            4,000,000
                ------------------------------------------------------
  2,925,000     Lee County, FL IDA, Health Care Facilities Revenue
                Bonds Weekly VRDNs (Hope Hospice Project)/
                (Sun Bank N.A., Orlando LOC)                             VMIG1           2,925,000
                ------------------------------------------------------
  5,000,000     Lee County, FL, (PA-104) Weekly VRDNs (MBIA INS)/
                (Merrill Lynch Capital Services, Inc. LIQ)               VMIG1           5,000,000
                ------------------------------------------------------
  5,410,000     Manatee County, FL HFA Weekly VRDNs
                (Carriage Club)/(Mellon Bank N.A., Pittsburgh LOC)       VMIG1           5,410,000
                ------------------------------------------------------
  1,900,000     Manatee County, FL HFA, Multi-Family Mortgage Revenue
                Refunding Bonds (Series 1989-A) Weekly VRDNs
                (Hampton/McGuire L.P.)/(Nationsbank of
                North Carolina N.A. LOC)                                  A-1            1,900,000
                ------------------------------------------------------
  6,230,000     Orange County, FL HFA, Multifamily Housing Revenue
                Bonds Weekly VRDNs (Sutton Place. Ltd. Project)/
                (Nationsbank of Maryland, N.A. LOC)                       A-1+           6,230,000
                ------------------------------------------------------
  1,715,000     Palm Beach County, FL IDA Weekly VRDNs
                (Palm Beach Jewish Community Campus)/
                (Sun Bank N.A., Orlando LOC)                              A-1+           1,715,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--CONTINUED
                ------------------------------------------------------
$ 5,500,000     Pinellas County, FL Health Facility Authority Daily
                VRDNs (Chemical Bank, New York LOC)                       A-1       $    5,500,000
                ------------------------------------------------------
 10,870,000     Pinellas County, FL Health Facility Authority, (Series
                1987) Weekly VRDNs (St. Mark Village
                Project)/(Nationsbank of Florida, N.A. LOC)               A-1           10,870,000
                ------------------------------------------------------
  1,000,000     Pinellas County, FL Health Facility Authority, Multi-
                Family Mortage Revenue Refunding Bonds (Series 1989-A)
                Weekly VRDNs (McGregor Place Project)/(Nationsbank of
                North Carolina N.A. LOC)                                  A-1            1,000,000
                ------------------------------------------------------
  4,325,000     Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs
                (IMC Fertilizer, Inc. Project)/(Rabobank Nederland,
                Utrecht LOC)                                              P-1            4,325,000
                ------------------------------------------------------
  9,300,000     Sarasota County, FL Public Hospital District, 4.15% CP
                (Sarasota Memorial Hospital), Mandatory Tender
                8/23/1995                                                 A-1            9,300,000
                ------------------------------------------------------
  9,100,000     Sarasota County, FL Public Hospital District, 4.15% CP
                (Sarasota Memorial Hospital), Mandatory Tender
                8/29/1995                                                 A-1            9,100,000
                ------------------------------------------------------
  1,800,000     Seminole County, FL Health Facility Authority IDA,
                (Series 1991) Weekly VRDNs (Florida Living Nursing
                Center)/(Barnett Bank of Central Florida, Orlando LOC)   VMIG1           1,800,000
                ------------------------------------------------------
 10,900,000     Southeast Volusia Hospital District, Revenue Bonds
                (Series 1995) Weekly VRDNs (Bert Fish Medical Center,
                FL)/(SouthTrust Bank of Alabama, Birmingham LOC)          A-1           10,900,000
                ------------------------------------------------------
  7,000,000     St. Lucie County, FL, IDR Bonds (Series 1985) Weekly
                VRDNs (Savannahs Hospital)/(Nationsbank of Georgia,
                N.A. LOC)                                                 P-1            7,000,000
                ------------------------------------------------------
  4,800,000     Sunshine State Governmental Finance Commission, FL,
                3.90% CP (Morgan Guaranty Trust Co., New York,
                National Westminster Bank, PLC, London and Union Bank
                of Switzerland, Zurich LOCs), Mandatory Tender
                10/27/1995                                               VMIG1           4,800,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                FLORIDA--CONTINUED
                ------------------------------------------------------
$ 9,750,000     Suwannee County, FL, (Series 1989) Weekly VRDNs
                (Advent Christian Village Project)/(Barnett Bank of
                Jacksonville LOC)                                        VMIG1      $    9,750,000
                ------------------------------------------------------
  6,400,000     Titusville, FL, Multi-Purpose Revenue Bonds,
                Installment 1995A Weekly VRDNs (Banque Paribas, Paris
                LOC)                                                     VMIG1           6,400,000
                ------------------------------------------------------
  6,065,000     Volusia County, FL HFA Weekly VRDNs (Fisherman's
                Landing)/(Mellon Bank N.A., Pittsburgh LOC)               P-1            6,065,000
                ------------------------------------------------------
  1,675,000     Volusia County, FL IDA Weekly VRDNs (Crane Cams)/
                (First Interstate Bank of Arizona, N.A. LOC)              P-1            1,675,000
                ------------------------------------------------------              --------------
                Total                                                                  211,430,000
                ------------------------------------------------------              --------------
                GEORGIA--1.5%
                ------------------------------------------------------
  4,000,000     Atlanta, GA, Urban Residential Finance Authority,
                Residential Construction Revenue Bonds, Summerhill
                Neighborhood Bond Program (Series 1995) Weekly VRDNs
                (First Union National Bank, Charlotte, N.C. LOC)          A-1            4,000,000
                ------------------------------------------------------
  1,500,000     Coweta County, GA IDA Daily VRDNs (Eckerds
                Warehouse)/(Union Bank of Switzerland, Zurich LOC)        A-1            1,500,000
                ------------------------------------------------------
  1,600,000     DeKalb County, GA, (Series 1992) Weekly VRDNs
                (American Cancer Society, GA)/(Trust Company Bank,
                Atlanta LOC)                                              P-1            1,600,000
                ------------------------------------------------------
  3,395,000     Georgia State, HFA, Single Family Mortgage Revenue,
                3.90% TOBs (Citibank, N.A. LIQ), Optional Tender
                9/1/1995                                                 NR(2)           3,395,000
                ------------------------------------------------------
 12,000,000     Municipal Electric Authority of Georgia, (Series B),
                4.25% TOBs, Optional Tender 6/1/1996                     VMIG1          12,014,500
                ------------------------------------------------------
  1,000,000     Rockdale County, GA Hospital Authority, Revenue
                Anticipation Certificates (Series 1994) Weekly VRDNs
                (Trust Company Bank, Atlanta LOC)                        VMIG1           1,000,000
                ------------------------------------------------------              --------------
                Total                                                                   23,509,500
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                HAWAII--0.4%
                ------------------------------------------------------
$ 6,400,000     Hawaii State, Puttable Tax Exempt Receipts (Series 31)
                Weekly VRDNs (Morgan Guaranty Trust Co.,
                New York LIQ)                                            VMIG1      $    6,400,000
                ------------------------------------------------------              --------------
                ILLINOIS--8.1%
                ------------------------------------------------------
 13,000,000     Chicago O'Hare International Airport, Second Lien
                Revenue Bonds, (Series 1984-B), 3.80% TOBs (Westpac
                Banking, Corp., Sydney LOC), Optional Tender 1/1/1996     A-1           13,000,000
                ------------------------------------------------------
  3,000,000     Illinois Development Finance Authority Weekly VRDNs
                (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)        A-1            3,000,000
                ------------------------------------------------------
  5,000,000     Illinois Development Finance Authority, (Series
                1993-A) Weekly VRDNs (Loyola Academy)/(Northern Trust
                Co., Chicago, IL LOC)                                     A-1+           5,000,000
                ------------------------------------------------------
  3,000,000     Illinois Educational Facilities Authority (Series
                1992) Weekly VRDNs (Depaul University)/(Sanwa Bank
                Ltd, Osaka LOC)                                          VMIG1           3,000,000
                ------------------------------------------------------
  7,500,000     Illinois Educational Facilities Authority, 4.25% CP
                (Field Museum of Natural History)/(Sanwa Bank Ltd,
                Osaka LOC), Mandatory Tender 9/7/1995                    VMIG1           7,500,000
                ------------------------------------------------------
 11,500,000     Illinois Educational Facilities Authority, Adjustable
                Demand Revenue Bonds (Series 1995) Weekly VRDNs
                (Ravinia Festival Association, IL)/(NBD Bank, N.A.,
                Detroit, MI LOC)                                          A-1+          11,500,000
                ------------------------------------------------------
  5,000,000     Illinois Health Facilities Authority Weekly VRDNs
                (OSF Health Care Systems)                                VMIG1           5,000,000
                ------------------------------------------------------
 14,000,000     Illinois Health Facilities Authority (Series 1989A)
                Weekly VRDNs (Methodist Health Services Corp.)/
                (Fuji Bank, Ltd., Tokyo LOC)                              A-1           14,000,000
                ------------------------------------------------------
 14,940,000     Illinois Health Facilities Authority, 4.00% CP (Rush-
                Presbyterian St. Luke's Medical)/(Northern Trust Co.,
                Chicago, IL LIQ), Mandatory Tender 10/19/1995             A-1+          14,940,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                ILLINOIS--CONTINUED
                ------------------------------------------------------
$35,000,000     Illinois Health Facilities Authority (Series 1985-B)
                Weekly VRDNs (OSF Health Care Systems)/
                (Bank of America Illinois LIQ)                           VMIG1      $   35,000,000
                ------------------------------------------------------
 13,900,000     Illinois State Toll Highway Authority,
                (Series 1993-B) Weekly VRDNs (MBIA INS)/
                (Societe Generale, Paris LIQ)                            VMIG1          13,900,000
                ------------------------------------------------------              --------------
                Total                                                                  125,840,000
                ------------------------------------------------------              --------------
                INDIANA--1.3%
                ------------------------------------------------------
  1,115,000     Dale, IN IDA Weekly VRDNs (Spencer Industries)/
                (National City Bank, Kentucky LOC)                        P-1            1,115,000
                ------------------------------------------------------
 17,000,000     Indiana Bond Bank, Advance Funding Program Notes
                (Series 1995-A3) VRNs, 1/10/1996                         SP-1+          17,000,000
                ------------------------------------------------------
  2,445,000     Indiana Health Facilities Finance Authority
                Rehabilitation Center Weekly VRDNs (Crossroads
                Rehabilitation Center)/(Bank One, Indianapolis, IN
                LOC)                                                      A-1            2,445,000
                ------------------------------------------------------              --------------
                Total                                                                   20,560,000
                ------------------------------------------------------              --------------
                KENTUCKY--0.1%
                ------------------------------------------------------
  1,530,000     Boone County, KY, Adjustable Rate Revenue Refunding
                Bonds Weekly VRDNs (Spring Meadow Associates)/
                (Huntington National Bank, Columbus, OH LOC)              P-1            1,530,000
                ------------------------------------------------------              --------------
                LOUISIANA--1.9%
                ------------------------------------------------------
 10,000,000     Louisiana PFA, 3.80% CP (Our Lady of Lake)/(FSA INS),
                Mandatory Tender 8/21/1995                                A-1           10,000,000
                ------------------------------------------------------
  9,865,000     Louisiana PFA, Advance Funding Notes (Series 1994-B),
                4.60% TANs (Orleans Parish, LA School Board),
                8/31/1995                                                SP-1+           9,868,120
                ------------------------------------------------------
  9,130,000     St. James Parish, LA, PCR Refunding Bonds (Series
                1988-B), 4.20% CP (Texaco, Inc.), Mandatory Tender
                8/8/1995                                                  A-1            9,130,000
                ------------------------------------------------------              --------------
                Total                                                                   28,998,120
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MARYLAND--3.6%
                ------------------------------------------------------
$24,200,000     Maryland Health & Higher Educational Facilities
                Authority (Series 1985-B) Weekly VRDNs
                (First National Bank of Chicago LOC)                     VMIG1      $   24,200,000
                ------------------------------------------------------
  4,000,000     Maryland Health & Higher Educational Facilities
                Authority, Revenue Bonds (Series 1985-A) Weekly VRDNs
                (Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                   VMIG1           4,000,000
                ------------------------------------------------------
 10,110,000     Maryland State Community Development Administration
                (Series 1987-2), 4.35% TOBs (First National Bank of
                Chicago LIQ), Optional Tender 10/1/1995                  NR(3)          10,110,000
                ------------------------------------------------------
    300,000     Maryland State IDFA Kelly Springfield Tire, Economic
                Development Revenue Refunding Bonds (Series 1994)
                Weekly VRDNs (Johnson Controls, Inc.)                    VMIG1             300,000
                ------------------------------------------------------
  2,000,000     Montgomery County, MD EDA Weekly VRDNs
                (Howard Hughes Medical Center)                            A-1+           2,000,000
                ------------------------------------------------------
  9,300,000     Montgomery County, MD EDA Weekly VRDNs
                (U.S. Pharmacopeial Convention Facility)/
                (Chemical Bank, New York LOC)                            VMIG1           9,300,000
                ------------------------------------------------------
  6,000,000     Montgomery County, MD Housing Opportunities
                Commission, Single Family Mortgage Revenue Bonds
                (Series 1994-C), 4.35% TOBs, Optional Tender
                10/25/1995                                               VMIG1           6,000,000
                ------------------------------------------------------              --------------
                Total                                                                   55,910,000
                ------------------------------------------------------              --------------
                MASSACHUSETTS--0.9%
                ------------------------------------------------------
 13,300,000     Massachusetts HEFA (Series I) Weekly VRDNs
                (Harvard University)                                      A-1+          13,300,000
                ------------------------------------------------------              --------------
                MICHIGAN--1.3%
                ------------------------------------------------------
  4,350,000     Dearborn, MI Economic Development Corp. (Series 1991)
                Weekly VRDNs (Oakbrook Common Project)/
                (Mellon Bank N.A., Pittsburgh LOC)                        A-1            4,350,000
                ------------------------------------------------------
  2,000,000     Michigan Municipal Bond Authority, 4.50% RANs,
                7/3/1996                                                 SP-1+           2,012,412
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MICHIGAN--CONTINUED
                ------------------------------------------------------
$ 1,700,000     Michigan State Hospital Finance Authority, Hospital
                Equipment Loan Program Bonds (Series A) Weekly VRDNs
                (First of America Bank Corp. LOC)                        VMIG1      $    1,700,000
                ------------------------------------------------------
  9,500,000     Michigan State, GO Notes, 5.00% TRANs, 9/29/1995         SP-1+           9,511,856
                ------------------------------------------------------
  2,695,000     Ottawa County, MI Economic Development Corp., Limited
                Obligation Revenue Bonds (Series 1995-B) Weekly VRDNs
                (Sunset Manor, Inc. Project)/
                (Old Kent Bank & Trust Co., Grand Rapids LOC)             A-1            2,695,000
                ------------------------------------------------------              --------------
                Total                                                                   20,269,268
                ------------------------------------------------------              --------------
                MINNESOTA--3.4%
                ------------------------------------------------------
  2,065,000     Dakota County, MN Housing & Redevelopment Authority,
                Multifamily Rental Housing Revenue Bonds (Series
                1994-B) Weekly VRDNs (Westwood Ridge Senior Residence
                Project)/(First Bank N.A., Minneapolis LOC)               A-1            2,065,000
                ------------------------------------------------------
  5,040,000     Minneapolis CDA, Revenue Refunding Bonds (Series 1995)
                Weekly VRDNs (Walker Methodist Health Center, Inc.
                Project)/(First Bank N.A., Minneapolis LOC)                A+            5,040,000
                ------------------------------------------------------
 10,000,000     Minneapolis, MN (Series 1993) Weekly VRDNs
                (Market Square Real Estate, Inc.)/(Norwest Bank
                Minnesota, Minneapolis LOC)                               A-1+          10,000,000
                ------------------------------------------------------
  4,105,000     Minnesota State HFA, Single Family Mortgage Bonds
                (Series 1993-T), 4.85% TOBs (Bayerische Landesbank
                Girozentrale LOC), Mandatory Tender 12/14/1995            A-1+           4,105,000
                ------------------------------------------------------
  7,400,000     Minnesota State Higher Education Coordinating Board,
                Supplemental Student Loan Program Variable Rate
                Refunding Revenue Bonds (Series 1994-A) Weekly VRDNs
                (Norwest Bank Minnesota, Minneapolis LIQ)                VMIG1           7,400,000
                ------------------------------------------------------
 19,500,000     Rochester, MN Health Care Facility Authority Weekly
                VRDNs (Mayo Foundation)                                  VMIG1          19,500,000
                ------------------------------------------------------
    800,000     St. Paul, MN Port Authority (Series 1991) Weekly VRDNs
                (West Gate Office)/(First Bank N.A., Minneapolis LOC)     A-1              800,000
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                ------------------------------------------------------
$ 4,200,000     University of Minnesota (Series G), 4.50% TOBs
                (Regents of University of Minnesota), Optional Tender
                8/1/1995                                                 VMIG1      $    4,200,000
                ------------------------------------------------------              --------------
                Total                                                                   53,110,000
                ------------------------------------------------------              --------------
                MISSISSIPPI--1.2%
                ------------------------------------------------------
  1,770,000     Hinds County, MS (Series 1991) Weekly VRDNs (North
                State St. Project)/(Amsouth Bank N.A., Birmingham LOC)   VMIG1           1,770,000
                ------------------------------------------------------
 16,600,000     Jackson County, MS Port Facility Daily VRDNs
                (Chevron U.S.A., Inc.)                                    P-1           16,600,000
                ------------------------------------------------------              --------------
                Total                                                                   18,370,000
                ------------------------------------------------------              --------------
                MISSOURI--0.3%
                ------------------------------------------------------
  4,200,000     Poplar Bluff, MO IDA (Series 1987) Weekly VRDNs (Gates
                Rubber Co.)/(NBD Bank, N.A., Detroit, MI LOC)             A-1+           4,200,000
                ------------------------------------------------------              --------------
                NEW JERSEY--1.1%
                ------------------------------------------------------
 11,600,000     Essex County, NJ, (Series 1995-B), 5.00% TANs
                (Chemical Bank, New York LOC), 8/22/1995                  MIG1          11,605,114
                ------------------------------------------------------
  5,000,000     Mercer County, NJ, 5.50% BANs, 9/20/1995                 NR(2)           5,003,952
                ------------------------------------------------------              --------------
                Total                                                                   16,609,066
                ------------------------------------------------------              --------------
                NEW YORK--8.9%
                ------------------------------------------------------
 16,600,000     New York City Municipal Water Finance Authority, Water
                and Sewer System Revenue Bonds (Series 1995-A) Daily
                VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)     A-1+          16,600,000
                ------------------------------------------------------
 29,800,000     New York Metropolitan Transportation Authority Weekly
                VRDNs (Bank of Tokyo Ltd., Tokyo, Industrial Bank of
                Japan Ltd., Tokyo, J.P. Morgan Wilmington, Delaware,
                Mitsubishi Bank Ltd, Tokyo, Morgan Guaranty Trust Co.,
                New York, National Westminster Bank, PLC, London and
                Sumitomo Bank Ltd., Osaka LOCs)                           A-1           29,800,000
                ------------------------------------------------------
 29,900,000     New York State Local Government Assistance Corp.
                (Series D), 3.20% TOBs (Societe Generale, Paris LOC),
                Mandatory Tender 8/2/1995                                 A-1+          29,900,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NEW YORK--CONTINUED
                ------------------------------------------------------
$21,600,000     New York State Local Government Assistance Corp.
                (Series E), 3.20% TOBs (Canadian Imperial Bank of
                Commerce, Toronto LOC), Mandatory Tender 8/2/1995         A-1+      $   21,600,000
                ------------------------------------------------------
 23,110,000     Niagara County, NY IDA, Solid Waste Disposal Facility
                Revenue Bonds (Series 1994-A) Weekly VRDNs (American
                Ref-Fuel Company)/(Air Products & Chemicals, Inc. and
                Browning-Ferris Industries,
                Inc. GTDs)                                                A-1           23,110,000
                ------------------------------------------------------
 14,000,000     Suffolk County, NY, 1995 (RA Series I), 5.25% TANs
                (Westdeutsche Landesbank Girozentrale LOC), 8/15/1995    SP-1+          14,002,354
                ------------------------------------------------------
  3,800,000     Syracuse, NY IDA Syracuse, Multi Modal Civic Facility
                Revenue Bonds (Series 1993) Daily VRDNs (Syracuse
                University Eggers Halls Project)/(Morgan Guaranty
                Trust Co., New York LOC)                                  A-1+           3,800,000
                ------------------------------------------------------              --------------
                Total                                                                  138,812,354
                ------------------------------------------------------              --------------
                NORTH CAROLINA--4.4%
                ------------------------------------------------------
 30,000,000     Charlotte-Mecklenburg Hospital Authority, NC, Loan
                Participation Certificates (1995) VRNs (The Charlotte-
                Mecklenburg Hospital Authority), 5/22/1996               NR(2)          30,000,000
                ------------------------------------------------------
  4,320,000     Fayetteville, NC Public Works Commission, Revenue
                Refunding Bonds Weekly VRDNs (FGIC INS)/
                (Merrill Lynch Capital Services, Inc. LIQ)               VMIG1           4,320,000
                ------------------------------------------------------
  4,000,000     Greensboro, NC, Certificates of Participation 1994
                Equipment Project Weekly VRDNs (Greensboro, NC Center
                City Corp.)/(Wachovia Bank of Georgia N.A., Atlanta
                LIQ)                                                      A-1+           4,000,000
                ------------------------------------------------------
 15,000,000     Martin County, NC IFA, (Series 1993) Weekly VRDNs
                (Weyerhaeuser Co.)                                        A-1           15,000,000
                ------------------------------------------------------
    745,000     NCNB Pooled Tax-Exempt Trust (Series 1990-A) Weekly
                VRDNs (NCNB Tax Exempt Trust 1990a)/(Nationsbank of
                North Carolina N.A. LOC)                                  P-1              745,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NORTH CAROLINA--CONTINUED
                ------------------------------------------------------
$ 4,700,000     North Carolina Medical Care Commission Hospital,
                Revenue Bonds (Series 1994) Weekly VRDNs (Hugh Chatam
                Memorial/Rutherford Hospitals)/(First Union National
                Bank, Charlotte, N.C. LOC)                               VMIG1      $    4,700,000
                ------------------------------------------------------
 10,000,000     North Carolina Municipal Power Agency No 1, 3.50% CP
                (Bank of America NT and SA, San Francisco, Canadian
                Imperial Bank of Commerce, Toronto, First Union
                National Bank, Charlotte, N.C., Industrial Bank of
                Japan Ltd., Tokyo, Morgan Guaranty Trust Co., New York
                and Nationsbank of North Carolina N.A. LIQs),
                Mandatory Tender 10/26/1995                               P-1           10,000,000
                ------------------------------------------------------              --------------
                Total                                                                   68,765,000
                ------------------------------------------------------              --------------
                OHIO--5.7%
                ------------------------------------------------------
  2,700,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                (Visiting Nurses)/(National City Bank, Cleveland, OH
                LOC)                                                      A-1            2,700,000
                ------------------------------------------------------
  2,585,000     Ashland County, OH Health Care Weekly VRDNs (Brethren
                Care, Inc.)/(National City Bank,
                Cleveland, OH LOC)                                        P-1            2,585,000
                ------------------------------------------------------
  8,850,000     Cincinnati City School District, OH, 5.80% TANs,
                12/29/1995                                               NR(3)           8,863,842
                ------------------------------------------------------
  1,100,000     Cuyahoga County, OH Hospital Authority Weekly VRDNs
                (St. Lukes Hospital)/(First National Bank of Chicago
                LOC)                                                     VMIG1           1,100,000
                ------------------------------------------------------
  2,650,000     Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking
                Co.)/(Society National Bank, Cleveland, OH LOC)           P-1            2,650,000
                ------------------------------------------------------
  2,000,000     Dayton, OH Revenue Refunding Bonds (Series 1993-E)
                Weekly VRDNs (Emery Air Freight Corp.)/(Mellon Bank
                N.A., Pittsburgh LOC)                                    VMIG1           2,000,000
                ------------------------------------------------------
  6,100,000     Franklin County, OH Hospital Facility Authority Weekly
                VRDNs (Riverside United Methodist Hospital)/
                (National City Bank, Cleveland, OH LOC)                  VMIG1           6,100,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OHIO--CONTINUED
                ------------------------------------------------------
$12,400,000     Hamilton County, OH Hospital Facilities Authority,
                Revenue Bonds (Series 1986-A) Weekly VRDNs
                (Good Samaritan Hospital)                                 A-1       $   12,400,000
                ------------------------------------------------------
  2,500,000     Kettering, OH IDA Weekly VRDNs (Center-Plex
                Venture)/(Society National Bank, Cleveland, OH LOC)       P-1            2,500,000
                ------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds
                (Series 1992-A) Weekly VRDNs (Elyria United Methodist
                Home)/(Fifth Third Bancorp LOC)                           P-1            2,885,000
                ------------------------------------------------------
  2,000,000     Lucas County, OH IDA (Series 1991) Weekly
                VRDNs (Ohio Citizens Bank)/(National City Bank,
                Cleveland, OH LOC)                                        P-1            2,000,000
                ------------------------------------------------------
    295,000     Lucas County, OH, Hospital Improvement Revenue Weekly
                VRDNs (Sunshine Children's Home)/
                (National City Bank, Cleveland, OH LOC)                   P-1              295,000
                ------------------------------------------------------
  4,300,000     Lucas County, OH, Hospital Refunding Revenue
                Bonds Weekly VRDNs (Riverside Hospital, OH)/
                (Huntington National Bank, Columbus, OH LOC)              P-1            4,300,000
                ------------------------------------------------------
  6,900,000     Mahoning County, OH, Housing Revenue Bonds (Series
                1995) Weekly VRDNs (Copeland Oaks Project)/(Bank One,
                Akron, N.A. LOC)                                          A-1+           6,900,000
                ------------------------------------------------------
  2,210,000     Marion County, OH Hospital Authority (Series 1991),
                4.25% TOBs (Marion County, OH Pooled Hospital
                Program)/(Bank One, Columbus, N.A. LOC) Optional
                Tender 11/1/1995                                          A-1+           2,210,000
                ------------------------------------------------------
  4,250,000     Mayfield Village, OH IDA Weekly VRDNs (Beta Campus
                Co.)/(First Union National Bank, Charlotte, N.C. LOC)     P-1            4,250,000
                ------------------------------------------------------
  5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds
                (Series 1995) Weekly VRDNs (Valley City
                Steel Company Project)/(Society National Bank,
                Cleveland, OH LOC)                                        P-1            5,400,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OHIO--CONTINUED
                ------------------------------------------------------
$   800,000     Montgomery County, OH IDA Weekly VRDNs
                (Center-Plex Venture)/(Society National Bank,
                Cleveland, OH LOC)                                        P-1       $      800,000
                ------------------------------------------------------
  1,700,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                Partnership)/(Huntington National Bank, Columbus, OH
                LOC)                                                      A-1            1,700,000
                ------------------------------------------------------
  4,700,000     Muskingham County, OH Hospital Facilities
                Authority Weekly VRDNs (Bethesda Care System)/
                (National City Bank, Columbus, OH LOC)                   VMIG1           4,700,000
                ------------------------------------------------------
  1,800,000     Ohio State Air Quality Development Authority (Series
                1998-A) Weekly VRDNs (PPG Industries, Inc.)               P-1            1,800,000
                ------------------------------------------------------
  4,080,000     Ohio State Water Development Authority, Pure Water
                Refunding & Improvement Bonds (Series PA-56)
                Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital
                Services, Inc. LIQ)                                      VMIG1           4,080,000
                ------------------------------------------------------
  1,800,000     Rickenbacker, OH Port Authority (Series 1992)
                Weekly VRDNs (Rickenbacker Holdings, Inc.)/
                (Bank One, Columbus, N.A. LOC)                            P-1            1,800,000
                ------------------------------------------------------
  1,900,000     Seneca County, OH Hospital Facility Authority
                Weekly VRDNs (St. Francis Home)/
                (National City Bank, Cleveland, OH LOC)                  VMIG1           1,900,000
                ------------------------------------------------------
    800,000     Solon, OH, IDA Weekly VRDNs (Solon Industries)/
                (Society National Bank, Cleveland, OH LOC)                P-1              800,000
                ------------------------------------------------------
  1,100,000     Twinsburg, OH IDA Weekly VRDNs (Care of Massara)/
                (Society National Bank, Cleveland, OH LOC)                P-1            1,100,000
                ------------------------------------------------------              --------------
                Total                                                                   87,818,842
                ------------------------------------------------------              --------------
                OKLAHOMA--0.6%
                ------------------------------------------------------
 10,000,000     Holdenville, OK Industrial Authority, Correctional
                Facility Revenue Bonds (Series 1995) Weekly VRDNs
                (Holdenville, OK Correctional Facility)/(First Union
                National Bank, Charlotte, N.C. LOC)                      VMIG1          10,000,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OREGON--0.1%
                ------------------------------------------------------
$ 2,000,000     Oregon Health, Housing & Cultural Facilities
                Authority, Adjustable Rate Revenue Bonds (Series
                1995-A) Weekly VRDNs (Guide Dogs for the Blind, Inc.
                Project)/
                (Banque Nationale de Paris LOC)                           MIG1      $    2,000,000
                ------------------------------------------------------              --------------
                PENNSYLVANIA--2.5%
                ------------------------------------------------------
  5,000,000     Allegheny County, PA IDA, PCR (Series 1992-A), 4.80%
                TOBs (Duquesne Light Power Co.)/(Canadian Imperial
                Bank of Commerce, Toronto LOC), Mandatory Tender
                10/17/1995                                                P-1            5,000,000
                ------------------------------------------------------
  4,000,000     Beaver County, PA IDA, PCR Refunding Bonds (1994
                Series), 4.50% CP (Duquesne Light Power Co.)/ (Swiss
                Bank Corp., New York, NY LOC), Mandatory Tender
                10/10/1995                                                A-1+           4,000,000
                ------------------------------------------------------
  6,300,000     Delaware County, PA PCR (Series C), 4.00% CP
                (Philadelphia Electric Co.)/(FGIC INS), Mandatory
                Tender 10/6/1995                                          A-1+           6,300,000
                ------------------------------------------------------
  4,200,000     Delaware County, PA Weekly VRDNs
                (American College)/(PNC Bank, N.A. LOC)                   P-1            4,200,000
                ------------------------------------------------------
  5,600,000     Erie County, PA Hospital Authority Weekly VRDNs (St.
                Vincent Health System)/(Fuji Bank, Ltd., Tokyo LOC)       A-1            5,600,000
                ------------------------------------------------------
  1,300,000     Pennsylvania State Higher Education Facilities
                Authority Weekly VRDNs (Carnegie-Mellon University)       A-1            1,300,000
                ------------------------------------------------------
  6,000,000     Philadelphia, PA, GO (Series 1990), 3.90% CP (Fuji
                Bank, Ltd., Tokyo LOC), Mandatory Tender 8/23/1995        A-1            6,000,000
                ------------------------------------------------------
  3,690,000     Pittsburgh, PA, GO Unlimited Bonds (Series B), 4.10%
                BONDs (AMBAC INS), 9/1/1995                              NR(1)           3,690,300
                ------------------------------------------------------
    500,000     Sayre, PA, Health Care Facilities Authority Weekly
                VRDNs (VHA of Pennsylvania)/(AMBAC INS)/
                (First National Bank of Chicago LIQ)                      A-1              500,000
                ------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                PENNSYLVANIA--CONTINUED
                ------------------------------------------------------
$ 2,000,000     Washington County, PA Hospital Authority Weekly VRDNs
                (Keystone Diversified Management Corp.)/(Mellon Bank
                N.A., Pittsburgh LOC)                                     A-1       $    2,000,000
                ------------------------------------------------------              --------------
                Total                                                                   38,590,300
                ------------------------------------------------------              --------------
                PUERTO RICO--0.6%
                ------------------------------------------------------
 10,000,000     Puerto Rico Government Development Bank Weekly VRDNs
                (Credit Suisse, Zurich LOC)                               A-1+          10,000,000
                ------------------------------------------------------              --------------
                SOUTH CAROLINA--0.5%
                ------------------------------------------------------
  3,000,000     Greenville, SC Hospital System Board of Trustees,
                (Series 1993-B) Weekly VRDNs (Greenville County, SC
                Hospital Authority)                                       A-1+           3,000,000
                ------------------------------------------------------
  5,000,000     University of South Carolina, Athletic Facilities
                (Series 1995), 5.25% BANs, 3/1/1996                      NR(3)           5,031,756
                ------------------------------------------------------              --------------
                Total                                                                    8,031,756
                ------------------------------------------------------              --------------
                TENNESSEE--3.1%
                ------------------------------------------------------
 10,000,000     Chattanooga, TN HEFA Weekly VRDNs
                (Mccallie School)/(Trust Company Bank, Atlanta LOC)       A-1+          10,000,000
                ------------------------------------------------------
 22,400,000     Chattanooga, TN HEFA Weekly VRDNs
                (Sisken Hospital)/(Sumitomo Bank Ltd., Osaka LOC)         A-1           22,400,000
                ------------------------------------------------------
  2,200,000     Metropolitan Nashville Tennessee AA, (Series 1993)
                Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)     A-1+           2,200,000
                ------------------------------------------------------
  7,330,000     Nashville and Davidson County, NC IDB, Metropolitan
                Government Revenue Bonds (Series 1995) Weekly VRDNs
                (YMCA Projects)/(Nationsbank of Tennessee LOC)            P-1            7,330,000
                ------------------------------------------------------
  6,200,000     Roane, TN IDB, (Series 1982) Monthly VRDNs
                (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank N.V.,
                Amsterdam LOC)                                            A-1+           6,200,000
                ------------------------------------------------------              --------------
                Total                                                                   48,130,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                TEXAS--2.0%
                ------------------------------------------------------
$ 4,325,000     Dallas, TX (Series C), 3.90% TOBs, Optional Tender
                6/15/1996                                                NR(1)      $    4,325,000
                ------------------------------------------------------
 11,050,000     Harris County, TX HFDC (Series B), 3.90% TOBs
                (San Jacinto Methodist Hospital)/(Morgan Guaranty
                Trust Co., New York LOC), Mandatory Tender 9/1/1995       A-1+          11,050,000
                ------------------------------------------------------
  7,000,000     Harris County, TX, Toll Road Unlimited Tax & Sub Lien
                Revenue (Series 1994-G) Weekly VRDNs                      A-1+           7,000,000
                ------------------------------------------------------
  2,000,000     Montgomery County, TX IDC, IDRB Weekly VRDNs (Houston
                Area Research Center)/(Morgan Guaranty Trust Co., New
                York LOC)                                                 A-1+           2,000,000
                ------------------------------------------------------
  1,920,000     North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
                Inc.)/(Nationsbank of North Carolina N.A. LOC)            P-1            1,920,000
                ------------------------------------------------------
  5,000,000     Texas State Department of Housing & Community
                Affairs, Multifamily Housing Revenue Refunding Bonds
                (Remington Hill Series B) Weekly VRDNs
                (Trust Company Bank, Atlanta LOC)                         A-1+           5,000,000
                ------------------------------------------------------              --------------
                Total                                                                   31,295,000
                ------------------------------------------------------              --------------
                UTAH--1.3%
                ------------------------------------------------------
 19,670,000     Utah State HFA, Single Family Mortgage Bonds (Series
                1995-1) Weekly VRDNs (Westdeutsche Landesbank
                Girozentrale LIQ)                                         A-1+          19,670,000
                ------------------------------------------------------              --------------
                VIRGINIA--0.8%
                ------------------------------------------------------
  1,500,000     Arlington County, VA Weekly VRDNs (Ballston Public
                Parking)/(Citibank, NA LOC)                               A-1+           1,500,000
                ------------------------------------------------------
  6,200,000     Henrico County, VA IDA, (Series 1994) Daily VRDNs
                (Virginia United Methodist Homes, Inc.)/(Nationsbank
                of Virginia, N.A. LOC)                                   VMIG1           6,200,000
                ------------------------------------------------------
  5,000,000     Virginia State Housing Development Authority, (Series
                1993-A), 3.45% TOBs, Mandatory Tender 9/12/1995           A-1+           5,000,000
                ------------------------------------------------------              --------------
                Total                                                                   12,700,000
                ------------------------------------------------------              --------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                WASHINGTON--0.4%
                ------------------------------------------------------
$ 5,535,000     Pierce County, WA (Series 1995), 4.50% TANs,
                12/27/1995                                               NR(3)      $    5,537,682
                ------------------------------------------------------              --------------
                WEST VIRGINIA--0.5%
                ------------------------------------------------------
  7,960,000     Cabell County Commission, WV, Life Care Facilities
                Multi-Option Adjustable Rate Revenue Bonds (Series
                1995) Weekly VRDNs (Foster Foundation)/(Huntington
                National Bank, Columbus, OH LOC)                          A-1            7,960,000
                ------------------------------------------------------              --------------
                WISCONSIN--2.3%
                ------------------------------------------------------
  1,100,000     Seymour, WI IDA Weekly VRDNs (Beatrice Cheese,
                Inc.)/(Bank of New York, New York LOC)                    P-1            1,100,000
                ------------------------------------------------------
 34,000,000     Wisconsin HEFA Weekly VRDNs (St. Luke's Medical
                Center)/(Sumitomo Bank Ltd., Osaka LOC)                  VMIG1          34,000,000
                ------------------------------------------------------              --------------
                Total                                                                   35,100,000
                ------------------------------------------------------              --------------
                WYOMING--0.4%
                ------------------------------------------------------
  1,125,000     Natrona County, WY, Hospital Revenue, 5.85% TOBs
                (Grainger W.W., Inc.), Optional Tender 12/1/1995          P-1            1,125,000
                ------------------------------------------------------
  4,400,000     Sweetwater County, WY IDA, PCR Refunding Bonds (Series
                1990-A) Weekly VRDNs (Pacificorp)/
                (Credit Suisse, Zurich LOC)                              VMIG1           4,400,000
                ------------------------------------------------------              --------------
                Total                                                                    5,525,000
                ------------------------------------------------------              --------------
                NO STATE--1.4%
                ------------------------------------------------------
 10,000,000     Clipper Tax Exempt Trust (Series 1993-1) Weekly VRDNs
                (State Street Bank and Trust Co. LIQ)                     A-1+          10,000,000
                ------------------------------------------------------
  6,440,583     LaSalle National Bank Leasetops Trust (Series 1994-B)
                Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                (Lasalle National Bank, Chicago LOC)                      A-1+           6,440,583
                ------------------------------------------------------
  1,934,628     LaSalle National Bank Tax-Exempt Trust (Series 1993-A)
                Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                (Lasalle National Bank, Chicago LOC)                      A-1+           1,934,628
                ------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*        VALUE
                                                                                    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NO STATE--CONTINUED
                ------------------------------------------------------
$ 3,040,000     Merrill Lynch Puttable FLOATs/RITES Trust (Series PP2)
                Weekly VRDNs                                             VMIG1      $    3,040,000
                ------------------------------------------------------              --------------
                Total                                                                   21,415,211
                ------------------------------------------------------              --------------
                TOTAL INVESTMENTS, AT AMORTIZED COST(A)                             $1,553,856,743
                ------------------------------------------------------              --------------


(a) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($1,547,473,496) at July 31, 1995.


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:


AMBAC  --American Municipal Bond Assurance Corporation
BANs   --Bond Anticipation Notes
CDA    --Community Development Administration
CP     --Commercial Paper
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FSA    --Financial Security Assurance
GO     --General Obligation
GTDs   --Guarantees
HEFA   --Health and Education Facilities Authority
HFA    --Housing Finance Authority
HFDC   --Health Facility Development Corporation
IDA    --Industrial Development Authority
IDB    --Industrial Development Bond
IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
IDRB   --Industrial Development Revenue Bonds
IDFA   --Industrial Development Finance Authority
IFA    --Industrial Finance Authority
INS    --Insurance
LIQ    --Liquidity Agreement
LOCs   --Letter(s) of Credit
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance
PCR    --Pollution Control Revenue
PFA    --Public Facility Authority
PLC    --Public Limited Company
RANs   --Revenue Anticipation Notes
TANs   --Tax Anticipation Notes
TOBs   --Tender Option Bonds
TRANs  --Tax and Revenue Anticipation Notes
VHA    --Veterans Housing Administration
VRDNs  --Variable Rate Demand Notes
VRNs   --Variable Rate Notes


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------


ASSETS:
------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                            $1,553,856,743
------------------------------------------------------------------------------
Cash                                                                                     933,463
------------------------------------------------------------------------------
Income receivable                                                                      9,103,589
------------------------------------------------------------------------------    --------------
     Total assets                                                                  1,563,893,795
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for investments purchased                                  $11,518,668
----------------------------------------------------------------
Income distribution payable                                          4,394,007
----------------------------------------------------------------
Accrued expenses                                                       507,624
----------------------------------------------------------------   -----------
     Total liabilities                                                                16,420,299
------------------------------------------------------------------------------    --------------
NET ASSETS for 1,547,494,731 shares outstanding                                   $1,547,473,496
------------------------------------------------------------------------------    --------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid in capital                                                                    1,547,494,731
------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                      (21,235)
------------------------------------------------------------------------------    --------------
     Total Net Assets                                                             $1,547,473,496
------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($1,295,457,878 / 1,295,478,935 shares outstanding)                                        $1.00
------------------------------------------------------------------------------    --------------
Institutional Service Shares:
($252,015,618 / 252,015,796 shares outstanding)                                            $1.00
------------------------------------------------------------------------------    --------------


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------
Interest                                                                                      $44,477,152
------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------
Investment advisory fee                                                         $2,318,805
----------------------------------------------------------------------------
Administrative personnel and services fee                                          877,668
----------------------------------------------------------------------------
Custodian fees                                                                     110,650
----------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                      43,928
----------------------------------------------------------------------------
Directors'/Trustees' fees                                                            5,202
----------------------------------------------------------------------------
Auditing fees                                                                       12,951
----------------------------------------------------------------------------
Legal fees                                                                          16,729
----------------------------------------------------------------------------
Portfolio accounting fees                                                          128,996
----------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                   2,520,292
----------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                             378,074
----------------------------------------------------------------------------
Share registration costs                                                           337,930
----------------------------------------------------------------------------
Printing and postage                                                                28,823
----------------------------------------------------------------------------
Insurance premiums                                                                  15,420
----------------------------------------------------------------------------
Taxes                                                                                   22
----------------------------------------------------------------------------
Miscellaneous                                                                       14,033
----------------------------------------------------------------------------    ----------
    Total expenses                                                               6,809,523
----------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------------
  Waiver of investment advisory fee                               $1,581,210
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares         2,520,292     4,101,502
---------------------------------------------------------------   ----------    ----------
    Net expenses                                                                                2,708,021
------------------------------------------------------------------------------------------    -----------
         Net investment income                                                                 41,769,131
------------------------------------------------------------------------------------------    -----------
Net realized gain (loss) on investments                                                            (1,395)
------------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                       $41,767,736
------------------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                               ---------------------------------
                                                                    1995              1994
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                          $    41,769,131   $    16,807,122
-------------------------------------------------------------
Net realized gain/loss on investments ($40 net gain and
$19,220 net loss, respectively, as computed for federal
income tax purposes)                                                    (1,395)            3,986
-------------------------------------------------------------  ---------------   ---------------
     Change in assets resulting from operations                     41,767,736        16,811,108
-------------------------------------------------------------  ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income:
-------------------------------------------------------------
Institutional Shares                                               (36,508,581)      (16,783,291)
-------------------------------------------------------------
Institutional Service Shares                                        (5,260,550)          (23,831)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from distributions
     to shareholders                                               (41,769,131)      (16,807,122)
-------------------------------------------------------------  ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of Shares                                     7,385,500,551     3,346,441,976
-------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment
  of distributions declared                                          2,286,899           460,949
-------------------------------------------------------------
Cost of Shares redeemed                                         (6,655,215,610)   (2,986,122,657)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from share transactions        732,571,840       360,780,268
-------------------------------------------------------------  ---------------   ---------------
          Change in net assets                                     732,570,445       360,784,254
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                814,903,051       454,118,797
-------------------------------------------------------------  ---------------   ---------------
End of period                                                  $ 1,547,473,496   $   814,903,051
-------------------------------------------------------------  ---------------   ---------------

(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $19,800, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR     EXPIRATION AMOUNT
---------------     -----------------
   2001                 $580
   2002               $19,220


     Additionally, net capital losses of $1,435 attributable to security transactions incurred after October 31, 1994 are treated as arising on August 1, 1995, the first day of the Fund's next taxable year.



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $1,547,494,731. Transactions in shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                 --------------------------------
                     INSTITUTIONAL SHARES                             1995              1994
--------------------------------------------------------------   --------------    --------------
Shares sold                                                       6,466,015,512     3,312,845,513
--------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                              1,609,289           460,949
--------------------------------------------------------------
Shares redeemed                                                  (5,961,920,320)   (2,977,674,630)
--------------------------------------------------------------   --------------    --------------
  Net change resulting from Institutional Share transactions        505,704,481       335,631,832
--------------------------------------------------------------   --------------    --------------


                                                                       YEAR ENDED JULY 31,
                                                                 --------------------------------
                 INSTITUTIONAL SERVICE SHARES                         1995             1994*
--------------------------------------------------------------   --------------    --------------
Shares sold                                                         919,485,039        33,596,463
--------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                677,610                --
--------------------------------------------------------------
Shares redeemed                                                    (693,295,290)       (8,448,027)
--------------------------------------------------------------   --------------    --------------
  Net change resulting from Institutional Service Share
  transactions                                                      226,867,359        25,148,436
--------------------------------------------------------------   --------------    --------------
     Net change resulting from share transactions                   732,571,840       360,780,268
--------------------------------------------------------------   --------------    --------------


* For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services (FSS), the Fund will pay FSS up to 0.25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.


INTERFUND TRANSACTIONS--During the year ended July 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,395,054,229 and $2,346,849,715, respectively.


PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

MONEY MARKET OBLIGATIONS TRUST:
(Tax-Free Obligations Fund)

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

September 8, 1995



ADDRESSES
--------------------------------------------------------------------------------

Tax-Free Obligations Fund
         Institutional Service Shares                        Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
         Federated Securities Corp.                          Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
         Federated Management                                Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
         State Street Bank and                               P.O. Box 8600
         Trust Company                                       Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
         Federated Services Company                          P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
         Arthur Andersen LLP                                 2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      TAX-FREE OBLIGATIONS FUND
                                      (A PORTFOLIO OF MONEY MARKET
                                      OBLIGATIONS TRUST)
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 60934N880

      9110207A-SS (9/95)
PART C.   OTHER INFORMATION.
Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements.  (Filed in Part A)
            (b)   Exhibits:
                   (1) Copy of Declaration of Trust of the Registrant dated October 3, 1988;+
                         (i)  Amendment to the Declaration of Trust dated
                              October 3, 1989;+
                        (ii)  Conformed copy of Amendment No. 8 to
                              Declaration of Trust dated December 28, 1994
                              (10);
                   (2)  Copy of By-Laws of the Registrant;+
                   (3)  Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (8);
                   (5)  Copy of Investment Advisory Contract of the
                        Registrant (1);
                         (i)  Copy of Exhibit G to Investment Advisory
                              Contract;+
                        (ii)  Conformed copy of Investment Advisory Contract
                              between Registrant and Federated
                              Administrative Services dated March 1, 1995
                              (11);
                   (6)  Copy of Distributor's Contract of the
                        Registrant (7);
                        (i)   Conformed Copy of Exhibit F to
                              Distributor's Contract (9);
                        (ii)  Copy of Exhibit G to Distributor's
                              Contract (9);
                        (iii) Copy of Exhibit H to Distributor's
                              Contract (9);
                        (iv)  Conformed copy of Exhibit C to
                        Distributor's Contract (11);
                        (v)   Conformed copy of Exhibit D to
                        Distributor's Contract (11);
                        (vi)  The Registrant incorporates the conformed
                              copy of the specimen Mutual Funds Sales
                              and Service Agreement; Mutual Funds
                              Service Agreement; and Plan Trustee/
                              Mutual Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series II
                              Registration Statement filed with the
                              Commission on July 24, 1995. (File Number
                              33-38550 and 811-2669).
                   (7)  Not applicable;
                   (8) Conformed copy of Custodian Agreement of the Registrant (8);
                   (9)   (i)  Conformed copy of Transfer Agency and
                              Service Agreement of the Registrant (8);
                        (ii)  Conformed Copy of Fund Accounting Agreement
                              (10);
                        (iii) The response and exhibits described in Item
                              24(b)(vi) are hereby incorporated by
                              reference;+
                        (iv)  Copy of Shareholder Services Sub-Contract dated
                              June 1, 1994 (9);
                  (10)  Copy of Opinion and Consent of Counsel as to
                        legality of shares being registered;+
                  (11)  Conformed copy of Consent of the Independent
                        Public Accountants;+
                  (12)  Not applicable;
                  (13)  Copy of Initial Capital Understanding;+
                  (14)  Not applicable;
                  (15)  (i)   Copy of Rule 12b-1 Plan dated June 1, 1994
                        (9);
                        (ii)  Copy of Rule 12b-1 Agreement dated June 1,
                        1994 (9);
                  (16)  Schedule for Computation of Fund Performance
                        Data;+
                  (17)  Financial Data Schedules;+
                  (18)  Not Applicable;
                  (19)  Power of Attorney;+



+     All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File
      No. 33-31602)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 8, 1989.
      (File No. 33-31602)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed June 25, 1990. (File No. 33-31602)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed September 26, 1991. (File
      No. 33-31602)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 28, 1992. (File
      No. 33-31602)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 27, 1993. (File
      No. 33-31602)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 of Form N-1A filed May 6, 1994. (File No. 33-31602)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File No. 33-31602)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 25, 1994. (File No. 33-31602)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed February 21, 1995. (File No. 33-31602)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 7, 1995. (File No. 33-31602)



Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
         Title of Class                            as of April 28, 1995

         Shares of Beneficial Interest

         Government Obligations Fund
           Institutional Shares                             500
           Institutional Service Shares                     339
         Prime Obligations Fund
           Institutional Shares                             1,285
           Institutional Service Shares                     934
         Tax-Free Obligations Fund
           Institutional Shares                             201
           Institutional Service Shares                     151
         Treasury Obligations Fund
           Institutional Shares                             434
           Institutional Service Shares                     406
         Automated Cash Management Trust                    14,404
         Government Obligations Tax-Managed Fund
           Institutional Shares                             9
           Institutional Service Shares                     5

Item 27.    Indemnification:  (1)

Item 28.    Business and Other Connections of Investment Adviser:

            For a description of the other business of Federated Management, the investment adviser for Automated Cash Management Trust, Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund, see the section entitled "Management of Money Market Obligations Trust" in Part
            A. The affiliations with the Registrant of four of the Trustees and two of the Officers of the Federated Management and their business addresses are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustee of Federated Management, his principal occupation and business address is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 West Market Street, Georgetown, Delaware 19947.

            The remaining Officers of Federated Management are: William D. Dawson, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
            C. Conley, and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Ballestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Charles A. Ritter, James D. Roberge, Frank Semack, Sandra L. Weber, and Christopher H. Wiles, Vice Presidents; Edward C. Gonzales, Treasurer; and John W. McGonigle, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."

            For a description of the other business of Federated Administrative Services, the investment adviser for Government Obligations Tax-Managed Fund, see the section entitled "Management of Money Market Obligations Trust" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of the Federated Administrative Services and their business addresses are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustees of Federated Administrative Services, their principal occupations and business addresses are:
            James J. Dolan, (President, COO, Federated Administrative Services), David M. Taylor, (Senior Vice President, Federated Administrative Services), Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, and Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 West Market Street, Georgetown, Delaware 19947.

            The remaining Officers of Federated Administrative Services are:
            S. Elliott Cohan, William D. Genge, Douglas L. Hein, Eugene F. Maloney, Denis McAuley, R. Jeffrey Niss, Frank E. Polefrone, Wayne Swift, and Thomas J. Ward, Senior Vice Presidents; Debbie Adams-Marshall, John C. Anderson, Paul C. Angell, Keith A. Antle, Timothy Biedrzycki, Byron F. Bowman, Craig P. Churman, Daniel P. Cwenar, Charles L. Davis, Jr., Peter G. Downing, Emily H. Emigh, Charles C. Fawcett, Raymond J. Hanley, Newton Heston, III, Philip
            C. Hetzel, Shirley A. Hutton, Theresa Kelly, Maureen N. Kennedy, Anne H. Kruczek, Raymond C. Kutzer, Joseph S. Machi, Joseph L. Mayer, James J. McKown, Amy M. Michaliszyn, Ronald M. Petnuch, Carole A. Popchock, Larry Sebbens, Jeffrey W. Sterling, Richard Thomas, C. Christine Thomson, Robert J. Wagner, James G. Wallace, and Theodore W. Zierden, Vice Presidents. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

Item 29.    Principal Underwriters:

(a)         Federated Securities Corp., the Distributor for shares of the
                Registrant, also acts as principal underwriter for the following open-end investment companies: Alexander Hamilton Funds; American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

                Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Richard B. Fisher              Director, Chairman, Chief    Vice President
Federated Investors Tower      Executive Officer, Chief
Pittsburgh, PA 15222-3779      Operating Officer, Asst.
                               Secretary, and Asst.
                               Treasurer, Federated
                               Securities Corp.

Edward C. Gonzales             Director, Executive Vice     Executive Vice
Federated Investors Tower      President, Federated,        President
Pittsburgh, PA 15222-3779      Securities Corp.

John W. McGonigle              Director, Federated          Executive Vice
Federated Investors Tower      Securities Corp.             President and
Pittsburgh, PA 15222-3779                                   Secretary

John B. Fisher                 President-Institutional Sales,     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                  President-Broker/Dealer,           --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer             Executive Vice President of        --
Federated Investors Tower      Bank/Trust, Federated
Pittsburgh, PA 15222-3779      Securities Corp.

Mark W. Bloss                  Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.           Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher               Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives           Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton              Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                    Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV            Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion             Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ               Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                Vice President, Secretary,         --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis       Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                  Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.         Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson           Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen              Vice President,                    --
Federated Investors Tower      Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzherald          Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales            Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                  Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager         Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.            Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings           Assistant Vice President,          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff            Assistant Vice President,          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                  Treasurer,                         --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue              Asstistant Secretary,              --
Federated Investors Tower      Assistant Treasurer,
Pittsburgh, PA 15222-3779      Federated Securities Corp.

Joseph M. Huber                Assistant Secretary,               --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                Assistant Secretary,          Treasurer
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.    Location of Accounts and Records: (4).

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

________________
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 17, 1991. (File
      No. 33-31602)
SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies tht it maeets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of September, 1995.

MONEY MARKET OBLIGAITONS TRUST

                  BY: /s/Jeannette Fisher-Garber
                  Jeannette Fisher-Garber, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  September 26, 1995

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Jeannette Fisher-Garber
    Jeannette Fisher-Garber      Attorney In Fact           September 26, 1995
    ASSISTANT SECRETARY          For the Persons
                                 Listed Below

    NAME                            TITLE

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

J. Christopher Donahue*          President and Trustee

David M. Taylor*                 Treasurer
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

William J. Copeland*             Trustee

James E. Dowd*                   Trustee

Lawrence D. Ellis, M.D.*         Trustee

Edward L. Flaherty, Jr.*         Trustee

Peter E. Madden*                 Trustee

Gregor F. Meyer*                 Trustee

John E. Murray, Jr.*             Trustee

Wesley W. Posvar*                Trustee

Marjorie P. Smuts*               Trustee

* By Power of Attorney